UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2011

Date of reporting period:	3/31/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	MARCH 31, 2011

Prudential Asset Allocation Fund

Fund Type Balanced/allocation Objective Income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 16, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.32%; Class B, 2.02%; Class C, 2.02%; Class L, 1.52%; Class M, 2.02%; Class R, 1.77%; Class X, 2.02%; Class Z, 1.02%. Net operating expenses: Class A, 1.30%; Class B, 2.00%; Class C, 2.00%; Class L, 1.50%; Class M, 2.00%; Class R, 1.50%; Class X, 2.00%; Class Z, 1.00%, after contractual reduction of management fees and/or distribution fees for Class R shares.

Cumulative Total Returns (Without Sales Charge) as of 3/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	11.18%	12.58%	14.88%	54.43%	—
Class B	10.71	11.69	10.76	43.57	—
Class C	10.71	11.69	10.76	43.57	—
Class L	11.03	12.32	N/A	N/A	3.00% (3/26/07)
Class M	10.71	11.69	N/A	N/A	0.86 (3/26/07)
Class R	10.97	12.26	13.23	N/A	22.80 (12/17/04)
Class X	10.71	11.69	N/A	N/A	0.86 (3/26/07)
Class Z	11.34	12.93	16.43	58.58	—
Customized Blend Index	9.82	12.07	24.02	61.94	—
Barclays Capital U.S. Aggregate Bond Index	–0.88	5.12	33.98	71.86	—
S&P 500 Index	17.31	15.66	13.85	38.28	—
Lipper Average	11.80	13.14	18.16	54.59	—

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Average Annual Total Returns (With Sales Charge) as of 3/31/11
	One Year	Five Years	Ten Years	Since Inception
Class A	6.39%	1.66%	3.85%	—
Class B	6.69	1.90	3.68	—
Class C	10.69	2.07	3.68	—
Class L	5.86	N/A	N/A	–0.74% (3/26/07)
Class M	5.69	N/A	N/A	–0.22 (3/26/07)
Class R	12.26	2.52	N/A	3.32 (12/17/04)
Class X	5.69	N/A	N/A	–0.44 (3/26/07)
Class Z	12.93	3.09	4.72	—
Customized Blend Index	12.07	4.40	4.94	—
Barclays Capital U.S. Aggregate Bond Index	5.12	6.03	5.56	—
S&P 500 Index	15.66	2.63	3.29	—
Lipper Average	13.14	3.36	4.38	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower. Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively, and an annual 12b-1 fee of up to 0.30% and 0.50%, respectively. Investors who purchase Class A and Class L shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of up to 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% from the date of purchase and an annual 12b-1 fee of up to 1%. Class L shares are generally closed to most new purchases (with the exception of reinvested dividends). Class M shares are generally closed to new purchases. Class M shares are subject to a CDSC of 6%, which decreases by 1% annually to 2% in the fifth and sixth years and 1% in the seventh year and, a 12b-1 fee of 1% annually. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of up to 0.75%. Class X shares are generally closed to new purchases. Class X shares automatically convert to Class A shares on a quarterly basis approximately 10 years (eight years in the case of shares purchased prior to August 19, 1998) after purchase. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	3

Your Fund’s Performance (continued)

Benchmark Definitions

Customized Blend Index

The Customized Blend Index is made up of the S&P 500 Index (50%), the Barclays Capital U.S. Aggregate Bond Index (40%), the Russell 2000 Index (5%), and the MSCI EAFE ND Index (5%). Customized Blend Index Closest Month-End to Inception cumulative total returns are 33.38% for Class R; and 12.88% for Class L, Class M, and Class X. Customized Blend Index Closest Month-End to Inception average annual total returns are 4.72% for Class R; and 3.07% for Class L, Class M, and Class X.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity on the securities. It gives a broad look at how short- and intermediate-term bonds have performed. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 36.35% for Class R; and 25.70% for Class L, Class M, and Class X. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns are 5.09% for Class R; and 5.88% for Class L, Class M, and Class X.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 24.46% for Class R; and 1.81% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns are 3.56% for Class R; and 0.45% for Class L, Class M, and Class X.

Lipper Mixed-Asset Target Allocation Growth Funds Average

The Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category for the periods noted. Funds in the Lipper Average are funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%. Lipper Average Closest Month-End to Inception cumulative total returns are 29.80% for Class R; and 7.62% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns are 4.23% for Class R; and 1.81% for Class L, Class M, and Class X.

Investors cannot invest directly in an index or average. The returns for the Customized Blend Index, the Barclays Capital U.S. Aggregate Bond Index, and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Equity Holdings expressed as a percentage of net assets as of 3/31/11
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.1%
Apple, Inc., Computers & Peripherals	1.6
Chevron Corp., Oil, Gas & Consumable Fuels	1.2
General Electric Co., Industrial Conglomerates	1.2
Microsoft Corp., Software	1.1

Holdings reflect only long-term equity investments and are subject to change.

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Five Largest Equity Industries expressed as a percentage of net assets as of 3/31/11
Oil, Gas & Consumable Fuels	6.5%
Insurance	3.0
Pharmaceuticals	2.9
Software	2.6
Diversified Financial Services	2.5

Industry weightings reflect only long-term equity investments and are subject to change.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2010, at the beginning of the period, and held through the six-month period ended March 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

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Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Asset Allocation Fund		Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,111.80	1.30%	$6.84
	Hypothetical	$1,000.00	$1,018.45	1.30%	$6.54

Class B	Actual	$1,000.00	$1,107.10	2.00%	$10.51
	Hypothetical	$1,000.00	$1,014.96	2.00%	$10.05

Class C	Actual	$1,000.00	$1,107.10	2.00%	$10.51
	Hypothetical	$1,000.00	$1,014.96	2.00%	$10.05

Class L	Actual	$1,000.00	$1,110.30	1.50%	$7.89
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class M	Actual	$1,000.00	$1,107.10	2.00%	$10.51
	Hypothetical	$1,000.00	$1,014.96	2.00%	$10.05

Class R	Actual	$1,000.00	$1,109.70	1.50%	$7.89
	Hypothetical	$1,000.00	$1,017.45	1.50%	$7.54

Class X	Actual	$1,000.00	$1,107.10	2.00%	$10.51
	Hypothetical	$1,000.00	$1,014.96	2.00%	$10.05

Class Z	Actual	$1,000.00	$1,113.40	1.00%	$5.27
	Hypothetical	$1,000.00	$1,019.95	1.00%	$5.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	7

Portfolio of Investments

as of March 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 63.1%

Aerospace & Defense 1.2%
200	Astronics Corp.(a)	$5,034
5,072	BAE Systems PLC (United Kingdom)	26,436
1,860	Cobham PLC (United Kingdom)	6,869
1,000	Cubic Corp.	57,500
3,200	Curtiss-Wright Corp.	112,448
30	Elbit Systems Ltd. (Israel)	1,670
300	Esterline Technologies Corp.(a)	21,216
614	European Aeronautic Defense and Space Co. NV (France)(a)	17,873
652	Finmeccanica SpA (Italy)	8,205
17,800	General Dynamics Corp.	1,362,768
1,475	Heico Corp.	92,217
9,400	Honeywell International, Inc.	561,274
1,850	Huntington Ingalls Industries, Inc.(a)	76,775
5,700	ITT Corp.	342,285
1,600	LMI Aerospace, Inc.(a)	32,336
13,300	Raytheon Co.	676,571
2,869	Rolls-Royce Group PLC (United Kingdom)	28,489
269	Safran SA (France)	9,508
3,000	Singapore Technologies Engineering Ltd. (Singapore)	7,759
144	Thales SA (France)	5,744
10,600	United Technologies Corp.	897,290

		4,350,267

Air Freight & Logistics 0.8%
6,500	Air Transport Services Group, Inc.(a)	54,925
700	Atlas Air Worldwide Holdings, Inc.(a)	48,804
1,296	Deutsche Post AG (Germany)	23,363
14,800	FedEx Corp.	1,384,540
539	TNT NV (Netherlands)	13,826
1,077	Toll Holdings Ltd. (Australia)	6,606
17,400	United Parcel Service, Inc. (Class B Stock)	1,293,168
600	Yamato Holdings Co. Ltd. (Japan)	9,305

		2,834,537

Airlines 0.1%
207	Air France-KLM (France)(a)	3,447
2,500	Alaska Air Group, Inc.(a)	158,550
1,000	All Nippon Airways Co. Ltd. (Japan)	2,981
2,000	Cathay Pacific Airways Ltd. (Hong Kong)	4,793

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	9

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Airlines (cont’d.)
369	Deutsche Lufthansa AG (Germany)(a)	$7,821
1,879	International Consolidated Airlines Group SA (United Kingdom)(a)	6,915
1,762	Qantas Airways Ltd. (Australia)(a)	3,973
1,000	Singapore Airlines Ltd. (Singapore)	10,853
2,100	SkyWest, Inc.	35,532

		234,865

Auto Components 0.3%
300	Aisin Seiki Co. Ltd. (Japan)	10,416
1,100	Autoliv, Inc.	81,653
1,000	Bridgestone Corp. (Japan)	20,955
255	Compagnie Generale des Etablissements Michelin (France) (Class B Stock)	21,538
81	Continental AG (Germany)(a)	7,309
4,600	Dana Holding Corp.(a)	79,994
700	Denso Corp. (Japan)	23,227
200	Dorman Products, Inc.(a)	8,418
4,200	Exide Technologies(a)	46,956
300	NHK Spring Co. Ltd. (Japan)	2,972
200	NOK Corp. (Japan)	3,544
174	Nokian Renkaat OYJ (Finland)	7,405
333	Pirelli & C SpA (Italy)	2,926
1,400	Standard Motor Products, Inc.	19,362
200	Stanley Electric Co. Ltd. (Japan)	3,306
300	Sumitomo Rubber Industries Ltd. (Japan)	3,066
2,300	Superior Industries International, Inc.	58,972
100	Toyoda Gosei Co. Ltd. (Japan)	2,083
300	Toyota Industries Corp. (Japan)	9,074
9,200	TRW Automotive Holdings Corp.(a)	506,736

		919,912

Automobiles 0.2%
515	Bayerische Motoren Werke AG (Germany)	42,879
1,423	Daimler AG (Germany)(a)	100,531
1,161	Fiat SpA (Italy)	10,514
1,000	Fuji Heavy Industries Ltd. (Japan)	6,444
2,500	Honda Motor Co. Ltd. (Japan)	93,923
2,000	Isuzu Motors Ltd. (Japan)	7,911
2,000	Mazda Motor Corp. (Japan)	4,400
6,000	Mitsubishi Motors Corp. (Japan)(a)	7,358

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Automobiles (cont’d.)
3,900	Nissan Motor Co. Ltd. (Japan)	$34,602
245	Peugeot SA (France)(a)	9,680
128	Porsche Automobil Holding SE (Germany)	8,382
310	Renault SA (France)(a)	17,138
500	Suzuki Motor Corp. (Japan)	11,175
4,200	Toyota Motor Corp. (Japan)	169,151
46	Volkswagen AG (Germany)	7,060
400	Yamaha Motor Co. Ltd. (Japan)(a)	6,982

		538,130

Beverages 1.2%
1,097	Anheuser-Busch InBev NV (Belgium)	62,490
600	Asahi Breweries Ltd. (Japan)	9,976
160	Carlsberg A/S (Denmark) (Class B Stock)	17,228
912	Coca-Cola Amatil Ltd. (Australia)	11,075
400	Coca-Cola Bottling Co. Consolidated	26,736
34,720	Coca-Cola Co. (The)	2,303,672
254	Coca-Cola Hellenic Bottling Co. SA (Greece)	6,821
100	Coca-Cola West Holdings Co. Ltd. (Japan)	1,906
4,500	Constellation Brands, Inc. (Class A Stock)(a)	91,260
3,807	Diageo PLC (United Kingdom)	72,371
4,300	Dr Pepper Snapple Group, Inc.	159,788
2,890	Foster’s Group Ltd. (Australia)	17,099
186	Heineken Holding NV (Netherlands)	8,941
393	Heineken NV (Netherlands)	21,474
100	Ito En Ltd. (Japan)	1,742
1,000	Kirin Holdings Co. Ltd. (Japan)	13,140
1,100	MGP Ingredients, Inc.	9,592
4,100	Molson Coors Brewing Co. (Class B Stock)(b)	192,249
900	National Beverage Corp.	12,357
15,700	PepsiCo, Inc.	1,011,237
286	Pernod-Ricard SA (France)	26,710
1,459	SABMiller PLC (United Kingdom)	51,667
500	Sapporo Holdings Ltd. (Japan)	1,863

		4,131,394

Biotechnology 0.5%
164	Actelion Ltd. (Switzerland)(a)	9,437
5,800	Alkermes, Inc.(a)	75,110
12,100	Amgen, Inc.(a)	646,745

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	11

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Biotechnology (cont’d.)
8,300	Biogen Idec, Inc.(a)	$609,137
3,900	Celera Corp.(a)	31,629
800	Celgene Corp.(a)	46,024
840	CSL Ltd. (Australia)	31,044
1,000	Dyax Corp.(a)	1,610
4,500	Emergent Biosolutions, Inc.(a)	108,720
3,700	Enzon Pharmaceuticals, Inc.(a)	40,330
142	Grifols SA (Spain)	2,475
400	Infinity Pharmaceuticals, Inc.(a)	2,352
17,300	NABI Biopharmaceuticals(a)	100,513
2,000	Neurocrine Biosciences, Inc.(a)	15,180
4,200	SciClone Pharmaceuticals, Inc.(a)	16,968
8,000	Spectrum Pharmaceuticals, Inc.(a)	71,120

		1,808,394

Building Products
2,000	Asahi Glass Co. Ltd. (Japan)	25,150
458	Assa Abloy AB (Sweden) (Class B Stock)	13,170
620	CIE de Saint-Gobain (France)	37,963
300	Daikin Industries Ltd. (Japan)	8,984
63	Geberit AG (Switzerland)	13,718
1,900	Gibraltar Industries, Inc.(a)	22,667
400	JS Group Corp. (Japan)	10,387
1,000	Nippon Sheet Glass Co. Ltd. (Japan)	2,885
500	Toto Ltd. (Japan)	4,022

		138,946

Capital Markets 1.5%
1,565	3i Group PLC (United Kingdom)	7,504
8,100	American Capital Ltd.(a)	80,190
18,000	Ameriprise Financial, Inc.	1,099,440
1,000	BlackRock Kelso Capital Corp.	10,130
1,400	BlackRock, Inc.	281,414
4,300	Calamos Asset Management, Inc. (Class A Stock)	71,337
1,725	Credit Suisse Group AG (Switzerland)	73,301
3,000	Daiwa Securities Group, Inc. (Japan)	13,777
1,468	Deutsche Bank AG (Germany)	86,307
2,500	Franklin Resources, Inc.	312,700
333	GAM Holding Ltd. (Switzerland)(a)	6,327
900	GAMCO Investors, Inc. (Class A Stock)	41,724

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
13,015	Goldman Sachs Group, Inc. (The)	$2,062,487
700	Golub Capital BDC, Inc.	11,046
896	ICAP PLC (United Kingdom)	7,589
800	INTL FCStone, Inc.(a)	20,336
630	Investec PLC (United Kingdom)	4,828
333	Julius Baer Group Ltd. (Switzerland)	14,451
6,500	Lazard Ltd. (Class A Stock)	270,270
526	Macquarie Group Ltd. (Australia)	19,913
2,620	Man Group PLC (United Kingdom)	10,335
10,800	MCG Capital Corp.	70,200
764	Mediobanca SpA (Italy)	7,817
1,000	Mizuho Securities Co. Ltd. (Japan)	2,657
18,800	Morgan Stanley	513,616
5,400	Nomura Holdings, Inc. (Japan)	28,240
5,800	PennantPark Investment Corp.	69,136
900	Piper Jaffray Cos.(a)	37,287
163	Ratos AB (Sweden) (Class B Stock)	6,436
34	SBI Holdings, Inc. (Japan)	4,280
151	Schroders PLC (United Kingdom)	4,205
1,100	Solar Capital Ltd.	26,268
4,000	TICC Capital Corp.	43,480
5,523	UBS AG (Switzerland)(a)	99,095

		5,418,123

Chemicals 1.5%
200	A. Schulman, Inc.	4,944
426	Air Liquide SA (France)	56,605
1,000	Air Products & Chemicals, Inc.	90,180
353	Akzo Nobel NV (Netherlands)	24,253
6,700	Albemarle Corp.	400,459
1,300	Arch Chemicals, Inc.	54,067
2,000	Asahi Kasei Corp. (Japan)	13,489
1,441	BASF AG (Germany)	124,634
6,000	Cabot Corp.	277,740
7,900	CF Industries Holdings, Inc.	1,080,641
500	Daicel Chemical Industries Ltd. (Japan)	3,084
500	Denki Kagaku Kogyo K. K. (Japan)	2,464
9,700	Dow Chemical Co. (The)	366,175
9,000	E.I. du Pont de Nemours & Co.	494,730
700	Ferro Corp.(a)	11,613

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	13

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
1,100	Georgia Gulf Corp.(a)	$40,700
13	Givaudan SA (Switzerland)	13,071
3,200	HB Fuller Co.	68,736
200	Hitachi Chemical Co. Ltd. (Japan)	4,066
2,354	Incitec Pivot Ltd. (Australia)	10,543
1,100	Innophos Holdings, Inc.	50,721
715	Israel Chemicals Ltd. (Israel)	11,772
3	Israel Corp. Ltd. (The) (Israel)(a)	3,595
307	Johnson Matthey PLC (United Kingdom)	9,160
200	JSR Corp. (Japan)	4,013
251	K+S AG (Germany)	18,949
500	Kaneka Corp. (Japan)	3,480
228	Koninklijke DSM NV (Netherlands)	14,009
600	Kuraray Co. Ltd. (Japan)	7,733
90	Lanxess AG (Germany)	6,732
263	Linde AG (Germany)	41,540
400	LSB Industries, Inc.(a)	15,856
2,000	Mitsubishi Chemical Holdings Corp. (Japan)	12,575
1,000	Mitsubishi Gas Chemical Co., Inc. (Japan)	7,177
1,000	Mitsui Chemicals, Inc. (Japan)	3,534
7,200	Monsanto Co.	520,272
11,700	Mosaic Co. (The)	921,375
300	Nitto Denko Corp. (Japan)	15,905
74	Novozymes A/S (Denmark) (Class B Stock)	11,330
534	Orica Ltd. (Australia)	14,565
3,800	PolyOne Corp.	53,998
600	Shin-Etsu Chemical Co. Ltd. (Japan)	29,827
2,000	Showa Denko K.K. (Japan)	4,015
3	Sika AG (Switzerland)	7,225
5,700	Solutia, Inc.(a)	144,780
84	Solvay SA (Belgium)	9,951
2,000	Sumitomo Chemical Co. Ltd. (Japan)	9,978
143	Syngenta AG (Switzerland)	46,473
500	Taiyo Nippon Sanso Corp. (Japan)	4,166
1,000	Teijin Ltd. (Japan)	4,472
500	Tokuyama Corp. (Japan)	2,669
2,000	Toray Industries, Inc. (Japan)	14,547
1,000	Tosoh Corp. (Japan)	3,595
1,100	TPC Group, Inc.(a)	31,757
1,500	UBE Industries Ltd. (Japan)	4,779

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Chemicals (cont’d.)
184	Umicore (Belgium)	$9,125
25	Wacker Chemie AG (Germany)	5,623
2,300	Westlake Chemical Corp.	129,260
306	Yara International ASA (Norway)	15,504

		5,368,231

Commercial Banks 2.1%
1,000	77 Bank Ltd. (The) (Japan)	5,025
810	Alpha Bank A.E. (Greece)(a)	5,223
1,000	Aozora Bank Ltd. (Japan)	2,260
3,889	Australia & New Zealand Banking Group Ltd. (Australia)	95,778
467	Banca Carige SpA (Italy)	1,106
3,511	Banca Monte dei Paschi di Siena SpA (Italy)(a)	4,381
600	BancFirst Corp.	25,608
6,493	Banco Bilbao Vizcaya Argentaria SA (Spain)	78,777
4,793	Banco Comercial Portugues SA (Portugal) (Class R Stock)	3,913
1,711	Banco de Sabadell SA (Spain)	7,485
206	Banco de Valencia SA (Spain)(a)	923
798	Banco Espirito Santo SA (Portugal)	3,268
4,500	Banco Latinoamericano de Comercio Exterior SA (Class E Stock)	78,570
1,333	Banco Popolare SC (Italy)	3,975
1,364	Banco Popular Espanol SA (Spain)	8,018
12,604	Banco Santander SA (Spain)	146,328
700	Bancorp Rhode Island, Inc.	21,609
1,598	Bank Hapoalim BM (Israel)(a)	8,311
1,901	Bank Leumi Le-Israel BM (Israel)	9,734
1,337	Bank of Cyprus PLC (Cyprus)	4,851
2,400	Bank of East Asia Ltd. (Hong Kong)	10,197
500	Bank of Kyoto Ltd. (The) (Japan)	4,424
2,000	Bank of Yokohama Ltd. (The) (Japan)	9,497
376	Bankinter SA (Spain)	2,579
17,497	Barclays PLC (United Kingdom)	77,905
602	Bendigo and Adelaide Bank Ltd. (Australia)	5,934
1,457	BNP Paribas (France)	106,567
5,500	BOC Hong Kong Holdings Ltd. (Hong Kong)	17,924
800	Camden National Corp.	27,392
600	Cardinal Financial Corp.	6,996
800	Chemical Financial Corp.	15,944
1,500	Chiba Bank Ltd. (The) (Japan)	8,403
300	Citizens & Northern Corp.	5,043

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	15

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
1,143	Commerzbank AG (Germany)(a)	$8,908
2,354	Commonwealth Bank of Australia (Australia)	127,587
2,200	Community Trust Bancorp, Inc.	60,874
1,496	Credit Agricole SA (France)	24,551
743	Danske Bank A/S (Denmark)(a)	16,452
3,000	DBS Group Holdings Ltd. (Singapore)	34,843
842	Dexia SA (Belgium)(a)	3,279
1,486	DnB NOR ASA (Norway)	22,800
1,300	Eagle Bancorp, Inc.(a)	18,265
317	EFG Eurobank Ergasias SA (Greece)(a)	1,977
280	Erste Group Bank AG (Austria)	14,129
45,100	Fifth Third Bancorp	625,988
2,300	Financial Institutions, Inc.	40,250
200	First Citizens BancShares, Inc. (Class A Stock)	40,116
8,600	First Commonwealth Financial Corp.	58,910
2,900	First Community Bancshares, Inc.	41,122
3,100	First Interstate Bancsystem, Inc.	42,160
1,000	Fukuoka Financial Group, Inc. (Japan)	4,160
3,624	Governor & Co. of the Bank of Ireland (The) (Ireland)(a)	1,130
1,000	Gunma Bank Ltd. (The) (Japan)	5,302
1,000	Hachijuni Bank Ltd. (The) (Japan)	5,759
1,200	Hang Seng Bank Ltd. (Hong Kong)	19,376
500	Hiroshima Bank Ltd. (The) (Japan)	2,170
2,000	Hokuhoku Financial Group, Inc. (Japan)	3,895
200	Home Bancorp, Inc.(a)	3,064
1,300	Home Bancshares, Inc.	29,575
26,757	HSBC Holdings PLC (United Kingdom)	275,142
18,900	Huntington Bancshares, Inc.	125,496
4,300	International Bancshares Corp.	78,862
11,770	Intesa SanPaolo SpA (Italy)	34,829
1,447	Intesa SanPaolo SpA-RSP (Italy)	3,825
1,600	Israel Discount Bank Ltd. (Israel) (Class A Stock)(a)	3,374
1,000	Joyo Bank Ltd. (The) (Japan)	3,931
230	KBC Groep NV (Belgium)(a)	8,649
520	Lakeland Bancorp, Inc.	5,398
400	Lakeland Financial Corp.	9,072
62,188	Lloyds Banking Group PLC (United Kingdom)(a)	57,952
1,400	M&T Bank Corp.	123,858
19,400	Mitsubishi UFJ Financial Group, Inc. (Japan)	89,560
180	Mizrahi Tefahot Bank Ltd. (Israel)	2,033

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
31,100	Mizuho Financial Group, Inc. (Japan)	$51,597
3,000	Mizuho Trust & Banking Co. Ltd. (Japan)	2,705
3,278	National Australia Bank Ltd. (Australia)	87,647
1,443	National Bank of Greece SA (Greece)(a)	12,822
1,407	Natixis (France)(a)	7,958
2,200	NBT Bancorp, Inc.	50,138
1,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	2,873
4,429	Nordea Bank AB (Sweden)	48,487
1,500	Old National Bancorp	16,080
4,000	Oversea-Chinese Banking Corp. Ltd. (Singapore)	30,401
1,300	Peoples Bancorp, Inc.	15,626
800	Pinnacle Financial Partners, Inc.(a)	13,232
3,600	PrivateBancorp, Inc. (Class A Stock)	55,044
64	Raiffeisen Bank International AG (Austria)	3,552
1,400	Republic Bancorp, Inc. (Class A Stock)	27,272
2,800	Resona Holdings, Inc. (Japan)	13,330
26,204	Royal Bank of Scotland Group PLC (United Kingdom)(a)	17,147
500	Sapporo Hokuyo Holdings, Inc. (Japan)	2,404
1,000	Senshu Ikeda Holdings, Inc. (Japan)	1,358
2,000	Shinsei Bank Ltd. (Japan)	2,356
1,000	Shizuoka Bank Ltd. (The) (Japan)	8,271
200	Signature Bank(a)	11,280
2,135	Skandinaviska Enskilda Banken (Sweden) (Class A Stock)	19,043
960	Societe Generale (France)	62,379
3,485	Standard Chartered PLC (United Kingdom)	90,401
1,400	State Bancorp, Inc.	14,546
2,167	Sumitomo Mitsui Financial Group, Inc. (Japan)	67,370
4,980	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	17,662
752	Svenska Handelsbanken AB (Sweden) (Class A Stock)	24,662
1,071	Swedbank AB (Sweden) (Class A Stock)	18,325
7,308	U.S. Bancorp	193,150
20,383	UniCredit SpA (Italy)	50,378
1,200	Union First Market Bankshares Corp.	13,500
861	Unione di Banche Italiane ScpA (Italy)	7,358
1,600	United Overseas Bank Ltd. (Singapore)	23,864
200	Univest Corp. of Pennsylvania	3,544
1,700	Webster Financial Corp.	36,431
103,541	Wells Fargo & Co.	3,282,250
2,500	WesBanco, Inc.	51,775
1,000	West Bancorporation, Inc.	7,980

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	17

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
4,542	Westpac Banking Corp. (Australia)	$114,303
500	Wing Hang Bank Ltd. (Hong Kong)	5,888

		7,478,960

Commercial Services & Supplies 0.2%
412	Aggreko PLC (United Kingdom)	10,416
400	Babcock International Group PLC (United Kingdom)	3,985
2,125	Brambles Ltd. (Australia)	15,562
100	Brink’s Co. (The)	3,311
1,700	Consolidated Graphics, Inc.(a)	92,871
1,600	Courier Corp.	22,336
1,000	Dai Nippon Printing Co. Ltd. (Japan)	12,178
262	Edenred (France)(a)	7,907
300	G&K Services, Inc. (Class A Stock)	9,975
2,274	G4S PLC (United Kingdom)	9,317
600	M & F Worldwide Corp.(a)	15,072
5,000	Rollins, Inc.	101,500
300	Secom Co. Ltd. (Japan)	13,940
505	Securitas AB (Sweden) (Class B Stock)	6,013
794	Serco Group PLC (United Kingdom)	7,108
40	Societe BIC SA (France)	3,555
5,200	Steelcase, Inc. (Class A Stock)	59,176
5,400	Sykes Enterprises, Inc.(a)	106,758
500	Toppan Printing Co. Ltd. (Japan)	3,943
400	UniFirst Corp.	21,204
1,000	US Ecology, Inc.	17,430

		543,557

Communications Equipment 1.1%
2,500	Acme Packet, Inc.(a)	177,400
3,377	Alcatel-Lucent (France)(a)	19,388
600	Anaren, Inc.(a)	12,060
2,800	Black Box Corp.	98,420
93,466	Cisco Systems, Inc.	1,602,942
1,500	Comtech Telecommunications Corp.	40,770
600	Digi International, Inc.(a)	6,336
9,400	EchoStar Corp. (Class A Stock)(a)	355,790
2,600	F5 Networks, Inc.(a)	266,682
11,800	Harris Corp.	585,280
900	InterDigital, Inc.	42,939

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
1,000	Loral Space & Communications, Inc.(a)	$77,550
5,691	Nokia Corp. (Finland)	48,674
1,900	Plantronics, Inc.	69,578
7,500	QUALCOMM, Inc.	411,225
2,400	Riverbed Technology, Inc.(a)	90,360
4,576	Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	59,013

		3,964,407

Computers & Peripherals 2.4%
15,900	Apple, Inc.(a)	5,540,355
40,300	Dell, Inc.(a)	584,753
6,900	Electronics for Imaging, Inc.(a)	101,499
10,700	EMC Corp.(a)	284,085
2,500	Fujitsu Ltd. (Japan)	14,126
29,911	Hewlett-Packard Co.	1,225,454
3,600	Intermec, Inc.(a)	38,844
293	Logitech International SA (Switzerland)(a)	5,276
4,000	NEC Corp. (Japan)(a)	8,704
2,200	Quantum Corp.(a)	5,544
900	Rimage Corp.	14,535
200	Seiko Epson Corp. (Japan)	3,203
6,000	Toshiba Corp. (Japan)	29,358
13,300	Western Digital Corp.(a)	495,957

		8,351,693

Construction & Engineering 0.1%
232	ACS Actividades de Construccion y Servicios SA (Spain)	10,876
1,105	Balfour Beatty PLC (United Kingdom)	6,094
346	Bouygues SA INH (France)	16,615
5,600	Chicago Bridge & Iron Co. NV	227,696
58	Eiffage SA (France)	3,484
610	Ferrovial SA (Spain)	7,651
78	Fomento de Construcciones y Contratas SA (Spain)	2,582
3,500	Great Lakes Dredge & Dock Corp.	26,705
72	Hochtief AG (Germany)	7,745
500	JGC Corp. (Japan)	11,704
1,000	Kajima Corp. (Japan)	2,801
114	Koninklijke Boskalis Westminster NV (Netherlands)	6,029
218	Leighton Holdings Ltd. (Australia)	6,650
1,000	Obayashi Corp. (Japan)	4,448

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	19

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Construction & Engineering (cont’d.)
1,000	Shimizu Corp. (Japan)	$4,448
582	Skanska AB (Sweden) (Class B Stock)	12,254
1,000	Taisei Corp. (Japan)	2,465
660	Vinci SA (France)	41,244

		401,491

Construction Materials
773	Boral Ltd. (Australia)	3,998
192	Cimpor Cimentos de Portugal SGPS SA (Portugal)	1,392
1,141	CRH PLC (Ireland)	26,163
979	Fletcher Building Ltd. (New Zealand)	6,977
208	HeidelbergCement AG (Germany)	14,528
379	Holcim Ltd. (Switzerland)	28,554
69	Imerys SA (France)	5,058
570	James Hardie Industries SE (Australia)(a)	3,596
283	Lafarge SA (France)	17,653

		107,919

Consumer Finance 0.8%
5,200	Advance America Cash Advance Centers, Inc.	27,560
100	Aeon Credit Service Co. Ltd. (Japan)	1,377
30,500	American Express Co.	1,378,600
20,900	Capital One Financial Corp.	1,085,964
800	Credit Acceptance Corp.(a)	56,768
200	Credit Saison Co. Ltd. (Japan)	3,217
1,100	Discover Financial Services	26,532
600	EZCORP, Inc. (Class A Stock)(a)	18,834
4,900	Nelnet, Inc. (Class A Stock)	106,967

		2,705,819

Containers & Packaging 0.1%
1,789	Amcor Ltd. (Australia)	13,064
10,000	Ball Corp.	358,500
9,600	Graphic Packaging Holding Co.(a)	52,032
1,414	Rexam PLC (United Kingdom)	8,243
2,000	Sonoco Products Co.	72,460
200	Toyo Seikan Kaisha Ltd. (Japan)	3,280

		507,579

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Distributors
100	Canon Marketing Japan, Inc. (Japan)	$1,242
800	Core-Mark Holding Co., Inc.(a)	26,440
1,600	Genuine Parts Co.	85,824
300	Jardine Cycle & Carriage Ltd. (Singapore)	8,711
4,000	Li & Fung Ltd. (Hong Kong)	20,492

		142,709

Diversified Consumer Services 0.2%
1,100	American Public Education, Inc.(a)	44,495
700	Apollo Group, Inc. (Class A Stock)(a)	29,197
100	Benesse Holdings, Inc. (Japan)	4,094
9,300	DeVry, Inc.	512,151
700	Mac-Gray Corp.	11,291
600	Sotheby’s	31,560

		632,788

Diversified Financial Services 2.5%
280	ASX Ltd. (Australia)	9,969
196,745	Bank of America Corp.	2,622,611
440,700	Citigroup, Inc.(a)	1,947,894
800	CME Group, Inc. (Class A Stock)	241,240
4,700	Compass Diversified Holdings	69,278
1,355	Criteria CaixaCorp SA (Spain)	9,557
298	Deutsche Boerse AG (Germany)	22,615
1,500	Encore Capital Group, Inc.(a)	35,535
42	Eurazeo (France)	3,284
90	Exor SpA (Italy)	2,769
106	Groupe Bruxelles Lambert SA (Belgium)	9,898
1,600	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	34,762
5,957	ING Groep NV (Netherlands)(a)	75,398
679	Investor AB (Sweden) (Class B Stock)	16,480
79,130	JPMorgan Chase & Co.	3,647,893
340	Kinnevik Investment AB (Sweden) (Class B Stock)	7,924
213	London Stock Exchange Group PLC (United Kingdom)	2,845
900	MarketAxess Holdings, Inc.	21,780
90	Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,608
28	Nationale a Portefeuille SA (Belgium)	1,928
1,700	NewStar Financial, Inc.(a)	18,564
170	ORIX Corp. (Japan)	15,921
40	Pargesa Holding SA (Switzerland)	3,832

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	21

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services (cont’d.)
184	Pohjola Bank PLC (Finland) (Class A Stock)	$2,509
1,000	Singapore Exchange Ltd. (Singapore)	6,228

		8,834,322

Diversified Telecommunication Services 1.5%
300	AboveNet, Inc.	19,458
113,310	AT&T, Inc.	3,467,286
245	Belgacom SA (Belgium)	9,491
2,180	Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	6,464
11,660	BT Group PLC (United Kingdom) (Class A Stock)	34,717
3,802	Cable & Wireless Worldwide PLC (United Kingdom)	3,199
4,318	Deutsche Telekom AG (Germany)	66,518
215	Elisa OYJ (Finland)	4,732
2,817	France Telecom SA (France)	63,117
349	Hellenic Telecommunications Organization SA (Greece)	3,897
200	Hughes Communications, Inc.(a)	11,934
12	Iliad SA (France)	1,439
774	Inmarsat PLC (United Kingdom)	7,500
2,526	Koninklijke KPN NV (Netherlands)	43,030
800	Nippon Telegraph & Telephone Corp. (Japan)	35,922
8,000	PCCW Ltd. (Hong Kong)	3,332
835	Portugal Telecom SGPS SA (Portugal)	9,637
12,000	Singapore Telecommunications Ltd. (Singapore)	28,750
38	Swisscom AG (Switzerland)	16,942
452	Tele2 AB (Sweden) (Class B Stock)	10,441
2,987	Telecom Corp. of New Zealand Ltd. (New Zealand)	4,581
14,207	Telecom Italia SpA (Italy)	21,845
8,685	Telecom Italia SpA-RSP (Italy)	11,681
6,302	Telefonica SA (Spain)	157,769
536	Telekom Austria AG (Austria)	7,839
1,255	Telenor ASA (Norway)	20,651
3,465	TeliaSonera AB (Sweden)	29,946
6,598	Telstra Corp. Ltd. (Australia)	19,246
32,750	Verizon Communications, Inc.	1,262,185

		5,383,549

Electric Utilities 1.2%
27	Acciona SA (Spain)	2,934
17,000	American Electric Power Co., Inc.	597,380
1,000	Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	4,725

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
1,000	Chubu Electric Power Co., Inc. (Japan)	$22,241
400	Chugoku Electric Power Co., Inc. (The) (Japan)	7,396
3,000	CLP Holdings Ltd. (Hong Kong)	24,259
266	Contact Energy Ltd. (New Zealand)(a)	1,181
26,200	Duke Energy Corp.	475,530
2,737	E.ON AG (Germany)	83,589
388	EDF SA (France)	16,067
5,500	Edison International	201,245
2,819	EDP - Energias de Portugal SA (Portugal)	10,979
1,600	El Paso Electric Co.(a)	48,640
10,236	Enel SpA (Italy)	64,524
15,500	Entergy Corp.	1,041,755
675	Fortum OYJ (Finland)(a)	22,920
300	Hokkaido Electric Power Co., Inc. (Japan)	5,818
300	Hokuriku Electric Power Co. (Japan)	6,795
6,136	Iberdrola SA (Spain)	53,358
1,500	IDACORP, Inc.	57,150
1,100	Kansai Electric Power Co., Inc. (The) (Japan)	23,949
600	Kyushu Electric Power Co., Inc. (Japan)	11,722
6,300	Portland General Electric Co.	149,751
2,000	Power Assets Holdings Ltd. (Hong Kong)	13,370
42,400	PPL Corp.	1,072,720
165	Public Power Corp. SA (Greece)	2,867
174	Red Electrica Corp. SA (Spain)	9,888
1,451	Scottish & Southern Energy PLC (United Kingdom)	29,352
200	Shikoku Electric Power Co. (Japan)	5,441
2,706	SP AusNet (Australia)	2,463
1,821	Terna Rete Elettrica Nazionale SpA (Italy)	8,718
600	Tohoku Electric Power Co., Inc. (Japan)	10,135
2,200	Tokyo Electric Power Co., Inc. (The) (Japan)	12,325
82	Verbund AG (Austria) (Class A Stock)	3,643

		4,104,830

Electrical Equipment 0.6%
3,330	ABB Ltd. (Switzerland)	79,978
309	Alstom SA (France)	18,272
40	Bekaert SA (Belgium)	4,563
1,100	Belden, Inc.	41,305
1,600	Brady Corp. (Class A Stock)	57,104
5,000	Cooper Industries PLC (Class A Stock)	324,500

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	23

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment (cont’d.)
15,300	Emerson Electric Co.	$893,979
3,200	EnerSys(a)	127,200
2,600	Franklin Electric Co., Inc.	120,120
1,000	Fuji Electric Holdings Co. Ltd. (Japan)	3,162
1,000	Furukawa Electric Co. Ltd. (Japan)	4,040
1,000	GS Yuasa Corp. (Japan)	6,648
215	Legrand SA (France)	8,944
3,000	Mitsubishi Electric Corp. (Japan)	35,417
200	Nidec Corp. (Japan)	17,312
1,600	Polypore International, Inc.(a)	92,128
294	Prysmian SpA (Italy)	6,308
378	Schneider Electric SA (France)	64,605
1,200	Sumitomo Electric Industries Ltd. (Japan)	16,605
200	Ushio, Inc. (Japan)	3,912
293	Vestas Wind Systems A/S (Denmark)(a)	12,709
900	Vicor Corp.	14,841

		1,953,652

Electronic Equipment, Instruments & Components 0.3%
6,300	Brightpoint, Inc.(a)	68,292
200	Citizen Holdings Co. Ltd. (Japan)	1,152
1,400	Cognex Corp.	39,550
800	Coherent, Inc.(a)	46,488
2,500	DDi Corp.	26,425
300	FARO Technologies, Inc.(a)	12,000
4,000	Foxconn International Holdings Ltd. (Hong Kong)(a)	2,402
700	Fujifilm Holdings Corp. (Japan)	21,678
50	Hirose Electric Co. Ltd. (Japan)	5,386
100	Hitachi High-Technologies Corp. (Japan)	1,994
7,000	Hitachi Ltd. (Japan)	36,439
600	Hoya Corp. (Japan)	13,691
200	Ibiden Co. Ltd. (Japan)	6,316
6,100	Ingram Micro, Inc. (Class A Stock)(a)	128,283
4,000	Insight Enterprises, Inc.(a)	68,120
2,700	IPG Photonics Corp.(a)	155,736
100	Keyence Corp. (Japan)	25,595
250	Kyocera Corp. (Japan)	25,337
1,800	Littelfuse, Inc.	102,780
100	Mitsumi Electric Co. Ltd. (Japan)	1,331
300	Murata Manufacturing Co. Ltd. (Japan)	21,604

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
3,500	Newport Corp.(a)	$62,405
1,000	Nippon Electric Glass Co. Ltd. (Japan)	14,162
300	Omron Corp. (Japan)	8,432
1,000	PC Connection, Inc.(a)	8,860
500	Shimadzu Corp. (Japan)	4,442
300	SYNNEX Corp.(a)	9,819
200	TDK Corp. (Japan)	11,818
500	Yaskawa Electric Corp. (Japan)	5,927
200	Yokogawa Electric Corp. (Japan)(a)	1,524

		937,988

Energy Equipment & Services 1.3%
200	Aker Solutions ASA (Norway)	4,597
471	AMEC PLC (United Kingdom)	9,014
900	Bristow Group, Inc.(a)	42,570
8,700	Cameron International Corp.(a)	496,770
192	CIE Generale de Geophysique-Veritas (France)(a)	6,924
4,600	Complete Production Services, Inc.(a)	146,326
108	Fugro NV (Netherlands)	9,517
7,100	Helmerich & Payne, Inc.(b)	487,699
500	Matrix Service Co.(a)	6,950
26,200	McDermott International, Inc.(a)	665,218
16,000	National Oilwell Varco, Inc.	1,268,320
800	OYO Geospace Corp.(a)	78,864
423	Petrofac Ltd. (United Kingdom)	10,104
6,000	RPC, Inc.	151,920
402	Saipem SpA (Italy)	21,370
222	SBM Offshore NV (Netherlands)	6,443
10,000	Schlumberger Ltd.	932,600
403	Seadrill Ltd. (Norway)	14,574
290	Subsea 7 SA (Norway)	7,326
146	Technip SA (France)	15,570
707	Tenaris SA (Italy)	17,364
460	Transocean Ltd.(a)	36,159
1,600	Union Drilling, Inc.(a)	16,400
237	WorleyParsons Ltd. (Australia)	7,594

		4,460,193

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	25

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing 0.9%
900	Aeon Co. Ltd. (Japan)	$10,430
917	Carrefour SA (France)	40,599
1,600	Casey’s General Stores, Inc.	62,400
89	Casino Guichard Perrachon SA (France)	8,424
122	Colruyt SA (Belgium)	6,425
1,400	Costco Wholesale Corp.	102,648
163	Delhaize Group SA (Belgium)	13,271
100	FamilyMart Co. Ltd. (Japan)	3,757
1,757	J Sainsbury PLC (United Kingdom)	9,451
355	Jeronimo Martins SGPS SA (Portugal)	5,710
108	Kesko OYJ (Finland) (Class B Stock)(a)	5,051
1,830	Koninklijke Ahold NV (Netherlands)	24,555
13,200	Kroger Co. (The)	316,404
100	Lawson, Inc. (Japan)	4,821
1,234	Metcash Ltd. (Australia)	5,310
192	Metro AG (Germany)	13,119
2,000	Olam International Ltd. (Singapore)	4,443
1,200	Seven & I Holdings Co. Ltd. (Japan)	30,613
3,200	Susser Holdings Corp.(a)	41,888
12,156	Tesco PLC (United Kingdom)	74,298
200	UNY Co. Ltd. (Japan)	1,856
300	Village Super Market, Inc. (Class A Stock)	8,730
1,000	Walgreen Co.	40,140
42,900	Wal-Mart Stores, Inc.	2,232,945
1,510	Wesfarmers Ltd. (Australia)	49,636
245	Wesfarmers Ltd. - PPS (Australia)	8,158
1,300	Whole Foods Market, Inc.	85,670
3,134	WM Morrison Supermarkets PLC (United Kingdom)	13,876
1,850	Woolworths Ltd. (Australia)	51,436

		3,276,064

Food Products 1.4%
1,000	Ajinomoto Co., Inc. (Japan)	10,423
10,900	Archer-Daniels-Midland Co.	392,509
136	Aryzta AG (Switzerland)	6,959
574	Associated British Foods PLC (United Kingdom)	9,134
500	B&G Foods, Inc.	9,385
20,300	ConAgra Foods, Inc.	482,125
13,000	Corn Products International, Inc.	673,660
877	Danone (France)	57,291

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food Products (cont’d.)
5,900	Darling International, Inc.(a)	$90,683
1,500	Fresh Del Monte Produce, Inc.	39,165
4,700	General Mills, Inc.	171,785
11,000	Golden Agri-Resources Ltd. (Singapore)	6,021
1,694	Goodman Fielder Ltd. (Australia)	2,155
13,200	H.J. Heinz Co.	644,424
1,100	J.M. Smucker Co. (The)	78,529
226	Kerry Group PLC (Ireland) (Class A Stock)	8,414
1	Lindt & Spruengli AG (Switzerland)	2,888
100	Meiji Holdings Co. Ltd. (Japan)	4,021
5,265	Nestle SA (Switzerland)	301,799
500	Nisshin Seifun Group, Inc. (Japan)	5,765
100	Nissin Foods Holdings Co. Ltd. (Japan)	3,525
2,786	Parmalat SpA (Italy)	9,334
3,800	Smart Balance, Inc.(a)	17,442
39,000	Smithfield Foods, Inc.(a)	938,340
90	Suedzucker AG (Germany)	2,510
45,300	Tyson Foods, Inc. (Class A Stock)	869,307
2,475	Unilever NV (Netherlands)	77,605
1,956	Unilever PLC (United Kingdom)	59,619
3,000	Wilmar International Ltd. (Singapore)	12,995
100	Yakult Honsha Co. Ltd. (Japan)	2,556

		4,990,368

Gas Utilities 0.2%
500	Chesapeake Utilities Corp.	20,810
289	Enagas (Spain)	6,520
7,700	Energen Corp.	486,024
452	Gas Natural SDG SA (Spain)	8,491
6,900	Hong Kong & China Gas Co. Ltd. (Hong Kong)	16,552
200	Laclede Group, Inc. (The)	7,620
3,000	Osaka Gas Co. Ltd. (Japan)	11,974
11,200	Questar Corp.	195,440
2,067	Snam Rete Gas SpA (Italy)	11,618
1,500	Southwest Gas Corp.	58,455
1,000	Toho Gas Co. Ltd. (Japan)	5,157
4,000	Tokyo Gas Co. Ltd. (Japan)	18,274

		846,935

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	27

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 1.4%
500	ABIOMED, Inc.(a)	$7,265
2,100	American Medical Systems Holdings, Inc.(a)	45,444
1,400	Angiodynamics, Inc.(a)	21,168
200	Atrion Corp.	34,894
17,000	Baxter International, Inc.	914,090
9,600	Becton Dickinson and Co.	764,352
10	BioMerieux (France)	1,049
2,600	CareFusion Corp.(a)	73,320
305	CIE Generale D’optique Essilor International SA (France)	22,649
81	Cochlear Ltd. (Australia)	6,953
37	Coloplast A/S (Denmark) (Class B Stock)	5,359
9,200	Covidien PLC	477,848
2,900	Cyberonics, Inc.(a)	92,249
323	Getinge AB (Sweden) (Class B Stock)	7,973
9,500	Hill-Rom Holdings, Inc.	360,810
3,300	Immucor, Inc.(a)	65,274
2,200	Integra LifeSciences Holdings Corp.(a)	104,324
4,300	Intuitive Surgical, Inc.(a)	1,433,878
1,800	Invacare Corp.	56,016
300	Olympus Corp. (Japan)	8,346
1,400	Orthofix International NV(a)	45,444
1,600	Sirona Dental Systems, Inc.(a)	80,256
1,324	Smith & Nephew PLC (United Kingdom)	14,931
74	Sonova Holding AG (Switzerland)	6,594
11	Straumann Holding AG (Switzerland)	2,829
96	Synthes, Inc. (Switzerland)	12,981
200	Sysmex Corp. (Japan)	7,074
300	Terumo Corp. (Japan)	15,815
33	William Demant Holding A/S (Denmark)(a)	2,858
2,000	Young Innovations, Inc.	62,800

		4,754,843

Healthcare Providers & Services 1.7%
33,200	Aetna, Inc.	1,242,676
300	Air Methods Corp.(a)	20,175
100	Alfresa Holdings Corp. (Japan)	3,841
900	American Dental Partners, Inc.(a)	11,808
123	Celesio AG (Germany)	3,021
400	Chemed Corp.	26,644
4,000	Continucare Corp.(a)	21,400

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
7,700	Express Scripts, Inc.(a)	$428,197
4,300	Five Star Quality Care, Inc.(a)	34,959
288	Fresenius Medical Care AG & Co. KGaA (Germany)	19,342
159	Fresenius SE & Co. KGaA (Germany)	14,708
1,400	HealthSpring, Inc.(a)	52,318
3,900	Humana, Inc.(a)	272,766
2,300	Magellan Health Services, Inc.(a)	112,884
13,200	Medco Health Solutions, Inc.(a)	741,312
300	Medipal Holdings Corp. (Japan)	2,654
1,300	National Healthcare Corp.	60,437
2,700	Providence Service Corp. (The)(a)	40,446
250	Ramsay Health Care Ltd. (Australia)	4,936
595	Sonic Healthcare Ltd. (Australia)	7,373
100	Suzuken Co. Ltd. (Japan)	2,638
5,200	Team Health Holdings, Inc.(a)	90,896
1,200	Triple-S Management Corp. (Class B Stock)(a)	24,696
47,700	UnitedHealth Group, Inc.	2,156,040
1,200	US Physical Therapy, Inc.	26,808
5,300	WellPoint, Inc.	369,887

		5,792,862

Healthcare Technology 0.1%
1,800	athenahealth, Inc.(a)	81,234
3,700	Medidata Solutions, Inc.(a)	94,609
3,900	SXC Health Solutions Corp. (Canada)(a)	213,720
200	Transcend Services, Inc.(a)	4,800

		394,363

Hotels, Restaurants & Leisure 1.4%
238	Accor SA (France)	10,694
3,700	Ameristar Casinos, Inc.	65,675
208	Autogrill SpA (Italy)(a)	2,929
100	Biglari Holdings, Inc.(a)	42,355
1,200	Bob Evans Farms, Inc.	39,120
17,500	Carnival Corp.	671,300
279	Carnival PLC (United Kingdom)	10,974
1,900	CEC Entertainment, Inc.	71,687
1,200	Cheesecake Factory, Inc. (The)(a)	36,108
2,864	Compass Group PLC (United Kingdom)	25,752
1,700	Cracker Barrel Old Country Store, Inc.	83,538

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	29

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
676	Crown Ltd. (Australia)	$5,699
700	Darden Restaurants, Inc.	34,391
9,600	Genting Singapore PLC (Singapore)(a)	15,613
449	Intercontinental Hotels Group PLC (United Kingdom)	9,205
28,468	McDonald’s Corp.	2,166,130
360	OPAP SA (Greece)	7,709
100	Oriental Land Co. Ltd. (Japan)	7,947
1,800	Papa John’s International, Inc.(a)	57,006
2,500	Ruby Tuesday, Inc.(a)	32,775
3,800	Sands China Ltd. (Hong Kong)(a)	8,481
2,000	Shangri-La Asia Ltd. (Hong Kong)	5,168
2,000	SJM Holdings Ltd. (Hong Kong)	3,502
684	Sky City Entertainment Group Ltd. (New Zealand)	1,764
152	Sodexo (France)	11,100
18,000	Starbucks Corp.	665,100
1,097	Tabcorp Holdings Ltd. (Australia)	8,499
1,961	Tatts Group Ltd. (Australia)	4,746
1,179	Thomas Cook Group PLC (United Kingdom)	3,227
196	TUI AG (Germany)(a)	2,342
668	TUI Travel PLC (United Kingdom)	2,433
284	Whitbread PLC (United Kingdom)	7,517
3,000	Wynn Macau Ltd. (Hong Kong)	8,369
16,300	Yum! Brands, Inc.	837,494

		4,966,349

Household Durables 0.3%
300	Casio Computer Co. Ltd. (Japan)	2,373
387	Electrolux AB (Sweden)	9,976
11,000	Harman International Industries, Inc.	515,020
2,000	Helen of Troy Ltd.(a)	58,800
455	Husqvarna AB (Sweden) (Class B Stock)	3,900
3,100	iRobot Corp.(a)	101,959
3,500	Kid Brands, Inc.(a)	25,725
3,000	Panasonic Corp. (Japan)	38,158
100	Rinnai Corp. (Japan)	6,636
1,000	Sekisui Chemical Co. Ltd. (Japan)	7,826
800	Sekisui House Ltd. (Japan)	7,502
2,000	Sharp Corp. (Japan)	19,837
1,500	Sony Corp. (Japan)	48,040
2,000	Tupperware Brands Corp.	119,420
900	Whirlpool Corp.	76,824

		1,041,996

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Products 1.1%
209	Henkel AG & Co. KGaA (Germany)	$10,919
8,100	Kimberly-Clark Corp.	528,687
50,175	Procter & Gamble Co. (The)	3,090,780
967	Reckitt Benckiser Group PLC (United Kingdom)	49,672
300	Spectrum Brands Holdings, Inc.(a)	8,328
200	Unicharm Corp. (Japan)	7,273

		3,695,659

Independent Power Producers & Energy Traders
359	EDP Renovaveis SA (Portugal)(a)	2,578
200	Electric Power Development Co. Ltd. (Japan)	6,160
2,300	Enel Green Power SpA (Italy)(a)	6,382
1,343	Iberdrola Renovables SA (Spain)	5,796
2,272	International Power PLC (United Kingdom)	11,226

		32,142

Industrial Conglomerates 1.8%
12,700	3M Co.	1,187,450
831	CSR Ltd. (Australia)	2,819
6	Delek Group Ltd. (Israel)	1,624
1,500	Fraser and Neave Ltd. (Singapore)	7,152
210,750	General Electric Co.	4,225,537
1,500	Hankyu Hanshin Holdings, Inc. (Japan)	6,925
3,000	Hutchison Whampoa Ltd. (Hong Kong)	35,521
2,000	Keppel Corp. Ltd. (Singapore)	19,516
1,490	Koninklijke Philips Electronics NV (Netherlands)(a)	47,627
1,500	NWS Holdings Ltd. (Hong Kong)	2,295
1,244	Orkla ASA (Norway)	12,057
1,500	SembCorp Industries Ltd. (Singapore)	6,200
1,279	Siemens AG (Germany)	175,296
573	Smiths Group PLC (United Kingdom)	11,922
13,000	Tyco International Ltd.	582,010

		6,323,951

Insurance 2.0%
5,000	ACE Ltd.	323,500
324	Admiral Group PLC (United Kingdom)	8,077
2,345	AEGON NV (Netherlands)(a)	17,560
3,134	Ageas (Belgium)	8,905
12,000	AIA Group Ltd. (Hong Kong)(a)	36,948

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	31

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
690	Allianz SE (Germany)	$96,838
500	American National Insurance Co.	39,585
600	American Safety Insurance Holdings Ltd.(a)	12,858
4,314	AMP Ltd. (Australia)	24,230
1,200	Argo Group International Holdings Ltd.	39,648
1,789	Assicurazioni Generali SpA (Italy)	38,740
25,400	Assurant, Inc.	978,154
4,342	Aviva PLC (United Kingdom)	30,147
2,610	AXA SA (France)	54,540
81	Baloise Holding AG (Switzerland)	8,025
17,000	Berkshire Hathaway, Inc. (Class B Stock)(a)	1,421,710
800	Chubb Corp.	49,048
8,300	CNA Financial Corp.	245,265
239	CNP Assurances (France)	5,074
12	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	18,105
120	Delta Lloyd NV (Netherlands)	3,194
1,400	Erie Indemnity Co. (Class A Stock)	99,554
3,000	Everest RE Group Ltd.	264,540
2,250	Global Indemnity PLC (Class A Stock)(a)	49,455
1,600	Greenlight Capital Re Ltd. (Class A Stock)(a)	45,136
97	Hannover Rueckversicherung AG (Germany)	5,296
3,119	Insurance Australia Group Ltd. (Australia)	11,582
800	Kansas City Life Insurance Co.	25,584
8,751	Legal & General Group PLC (United Kingdom)	16,172
6,300	Maiden Holdings Ltd.	47,187
1,468	Mapfre SA (Spain)	5,532
21,800	MetLife, Inc.	975,114
1,600	Montpelier Re Holdings Ltd.	28,272
790	MS&AD Insurance Group Holdings (Japan)	17,988
285	Muenchener Rueckversicherungs AG (Germany)	44,833
1,900	NKSJ Holdings, Inc. (Japan)	12,403
8,141	Old Mutual PLC (United Kingdom)	17,761
5,700	Phoenix Cos., Inc. (The)(a)	15,504
4,700	Presidential Life Corp.	44,791
8,200	Principal Financial Group, Inc.	263,302
3,876	Prudential PLC (United Kingdom)	43,930
1,573	QBE Insurance Group Ltd. (Australia)	28,750
2,205	Resolution Ltd. (United Kingdom)	10,467
5,722	RSA Insurance Group PLC (United Kingdom)	12,071
633	Sampo OYJ (Finland) (Class A Stock)	20,193

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
269	SCOR SE (France)	$7,325
200	Sony Financial Holdings, Inc. (Japan)	3,967
3,325	Standard Life PLC (United Kingdom)	11,031
1,919	Suncorp Group Ltd. (Australia)	16,832
49	Swiss Life Holding AG (Switzerland)	8,098
534	Swiss Reinsurance (Switzerland)	30,552
26,500	Symetra Financial Corp.	360,400
400	T & D Holdings, Inc. (Japan)	9,858
1,100	Tokio Marine Holdings, Inc. (Japan)	29,411
13,100	Travelers Cos., Inc. (The)	779,188
26	Tryg A/S (Denmark)	1,529
54	Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	3,084
221	Zurich Financial Services AG (Switzerland)	61,861

		6,888,704

Internet & Catalog Retail 0.1%
100	Dena Co. Ltd. (Japan)	3,613
1,381	Home Retail Group PLC (United Kingdom)	4,278
22,200	Liberty Media Corp. - Interactive(a)	356,088
12	Rakuten, Inc. (Japan)	10,791
1,700	Shutterfly, Inc.(a)	89,012

		463,782

Internet Software & Services 1.2%
21,100	Akamai Technologies, Inc.(a)	801,800
100	DealerTrack Holdings, Inc.(a)	2,296
12,300	EarthLink, Inc.	96,309
37,500	eBay, Inc.(a)	1,164,000
3,000	Google, Inc. (Class A Stock)(a)	1,758,630
3,200	Infospace, Inc.(a)	27,712
3,700	j2 Global Communications, Inc.(a)	109,187
2,500	Liquidity Services, Inc.(a)	44,650
300	Perficient, Inc.(a)	3,603
181	United Internet AG (Germany)	3,258
5,500	United Online, Inc.	34,677
2,700	ValueClick, Inc.(a)	39,042
23	Yahoo! Japan Corp. (Japan)	8,229

		4,093,393

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	33

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 1.6%
180	Amadeus IT Holding SA (Spain) (Class A Stock)(a)	$3,444
65	Atos Origin SA (France)(a)	3,811
214	Cap Gemini SA (France)	12,430
2,200	Cardtronics, Inc.(a)	44,770
717	Computershare Ltd. (Australia)	6,867
4,600	Fiserv, Inc.(a)	288,512
4,400	Global Cash Access Holdings, Inc.(a)	14,388
600	iGate Corp.	11,262
126	Indra Sistemas SA (Spain)	2,527
14,241	International Business Machines Corp.	2,322,280
50	ITOCHU Techno-Solutions Corp. (Japan)	1,619
5,400	MasterCard, Inc. (Class A Stock)	1,359,288
1,200	NCI, Inc. (Class A Stock)(a)	29,244
100	Nomura Research Institute Ltd. (Japan)	2,207
2	NTT Data Corp. (Japan)	6,182
10	OBIC Co. Ltd. (Japan)	1,897
2,000	Syntel, Inc.	104,460
300	TeleTech Holdings, Inc.(a)	5,814
1,200	VeriFone Systems, Inc.(a)	65,940
20,000	Visa, Inc. (Class A Stock)	1,472,400

		5,759,342

Leisure Equipment & Products 0.1%
1,800	Arctic Cat, Inc.(a)	27,990
5,400	Mattel, Inc.	134,622
200	Namco Bandai Holdings, Inc. (Japan)	2,181
400	Nikon Corp. (Japan)	8,247
2,000	Polaris Industries, Inc.	174,040
50	Sankyo Co. Ltd. (Japan)	2,564
300	Sega Sammy Holdings, Inc. (Japan)	5,215
100	Shimano, Inc. (Japan)	4,995
900	Steinway Musical Instruments, Inc.(a)	19,989
300	Yamaha Corp. (Japan)	3,401

		383,244

Life Sciences Tools & Services 0.7%
2,400	Agilent Technologies, Inc.(a)	107,472
6,000	Bruker Corp.(a)	125,100
20,000	Life Technologies Corp.(a)	1,048,400
53	Lonza Group AG (Switzerland)	4,446

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Life Sciences Tools & Services (cont’d.)
11,200	PerkinElmer, Inc.	$294,224
375	QIAGEN NV(a)	7,491
14,600	Thermo Fisher Scientific, Inc.(a)	811,030

		2,398,163

Machinery 2.1%
544	ALFA Laval AB (Sweden)	11,816
1,000	Amada Co. Ltd. (Japan)	8,343
1,020	Atlas Copco AB (Sweden) (Class A Stock)	27,116
573	Atlas Copco AB (Sweden) (Class B Stock)	13,853
2,600	Blount International, Inc.(a)	41,548
1,500	CLARCOR, Inc.	67,395
1,400	Colfax Corp.(a)	32,130
2,000	Cosco Corp. Singapore Ltd. (Singapore)	3,253
4,000	Cummins, Inc.	438,480
10,000	Danaher Corp.	519,000
13,400	Deere & Co.	1,298,326
9,300	Dover Corp.	611,382
23,600	Eaton Corp.	1,308,384
300	FANUC Corp. (Japan)	45,408
1,233	Fiat Industrial SpA (Italy)(a)	17,701
1,100	Gardner Denver, Inc.	85,833
267	GEA Group AG (Germany)	8,794
307	Hexagon AB (Sweden) (Class B Stock)	7,330
500	Hino Motors Ltd. (Japan)	2,447
200	Hitachi Construction Machinery Co. Ltd. (Japan)	5,008
2,000	IHI Corp. (Japan)	4,881
6,500	Illinois Tool Works, Inc.	349,180
1,302	Invensys PLC (United Kingdom)	7,210
500	Japan Steel Works Ltd. (The) (Japan)	3,913
400	JTEKT Corp. (Japan)	5,203
2,000	Kadant, Inc.(a)	52,380
2,000	Kawasaki Heavy Industries Ltd. (Japan)	8,800
3,600	Kennametal, Inc.	140,400
1,500	Komatsu Ltd. (Japan)	50,944
228	Kone OYJ (Finland) (Class B Stock)	13,119
2,000	Kubota Corp. (Japan)	18,851
200	Kurita Water Industries Ltd. (Japan)	5,913
500	L.B. Foster Co. (Class A Stock)	21,555
600	Lincoln Electric Holdings, Inc.	45,552

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	35

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery (cont’d.)
150	Makita Corp. (Japan)	$6,979
160	MAN SE (Germany)	19,954
206	Metso OYJ (Finland)	11,076
800	Miller Industries, Inc.	12,992
1,000	Minebea Co. Ltd. (Japan)	5,518
4,500	Mitsubishi Heavy Industries Ltd. (Japan)	20,666
1,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	2,392
700	Mueller Industries, Inc.	25,634
500	NACCO Industries, Inc. (Class A Stock)	55,335
500	NGK Insulators Ltd. (Japan)	8,939
900	Nordson Corp.	103,554
1,000	NSK Ltd. (Japan)	8,620
1,000	NTN Corp. (Japan)	4,797
10,000	Parker Hannifin Corp.	946,800
100	Robbins & Myers, Inc.	4,599
1,533	Sandvik AB (Sweden)	28,926
1,900	Sauer-Danfoss, Inc.(a)	96,767
459	Scania AB (Sweden) (Class B Stock)	10,639
33	Schindler Holding AG (Switzerland)	3,984
78	Schindler Holding AG - Part Certification (Switzerland)	9,375
1,000	SembCorp Marine Ltd. (Singapore)	4,633
592	SKF AB (Sweden) (Class B Stock)	17,239
100	SMC Corp. (Japan)	16,458
500	Sumitomo Heavy Industries Ltd. (Japan)	3,264
1,200	Sun Hydraulics Corp.	51,720
2,900	Tennant Co.	121,916
100	THK Co. Ltd. (Japan)	2,515
2,600	Timken Co.	135,980
3,100	Trimas Corp.(a)	66,650
164	Vallourec (France)	18,398
1,904	Volvo AB (Sweden) (Class B Stock)(a)	33,483
1,600	WABCO Holdings, Inc.(a)	98,624
254	Wartsila OYJ (Finland)	9,917
200	Weir Group PLC (The) (United Kingdom)	5,554
2,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	2,872
209	Zardoya Otis SA (Spain)	3,466

		7,261,683

Marine
1	A.P. Moller - Maersk A/S (Denmark) (Class A Stock)	9,190
2	A.P. Moller - Maersk A/S (Denmark) (Class B Stock)	18,813

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Marine (cont’d.)
1,000	Kawasaki Kisen Kaisha Ltd. (Japan)	$3,691
87	Kuehne & Nagel International AG (Switzerland)	12,172
1,500	Mitsui O.S.K. Lines Ltd. (Japan)	8,638
1,000	Neptune Orient Lines Ltd. (Singapore)(a)	1,539
2,000	Nippon Yusen K.K. (Japan)	7,814
500	Orient Overseas International Ltd. (Hong Kong)	5,248

		67,105

Media 1.5%
10	Axel Springer AG (Germany)	1,616
1,837	British Sky Broadcasting Group PLC (United Kingdom)	24,312
1,800	Cinemark Holdings, Inc.	34,830
58,300	Comcast Corp. (Class A Stock)	1,441,176
300	Dentsu, Inc. (Japan)	7,743
9,100	DIRECTV (Class A Stock)(a)	425,880
160	Eutelsat Communications (France)	6,391
3,413	Fairfax Media Ltd. (Australia)(b)	4,554
1	Fuji Media Holdings, Inc. (Japan)	1,399
201	Gestevision Telecinco SA (Spain)(a)	2,301
3,600	Global Sources Ltd.(a)	41,868
50	Hakuhodo DY Holdings, Inc. (Japan)	2,639
5,818	ITV PLC (United Kingdom)(a)	7,219
95	JCDecaux SA (France)(a)	3,188
5,400	Journal Communications, Inc. (Class A Stock)(a)	32,400
2	Jupiter Telecommunications Co. Ltd. (Japan)	1,964
20	Kabel Deutschland Holding AG (Germany)(a)	1,060
190	Lagardere SCA (France)	8,112
1,143	Mediaset SpA (Italy)	7,263
81	Metropole Television (France)	2,117
81	Modern Times Group AB (Sweden) (Class B Stock)	6,160
89,500	News Corp. (Class A Stock)	1,571,620
137	PagesJaunes Groupe (France)	1,372
1,188	Pearson PLC (United Kingdom)	20,983
199	Publicis Groupe (France)	11,161
1,015	Reed Elsevier NV (Netherlands)	13,061
1,818	Reed Elsevier PLC (United Kingdom)	15,749
109	Sanoma OYJ (Finland)	2,467
3,400	Scripps Networks Interactive, Inc. (Class A Stock)	170,306
434	SES SA (France)	11,179
1,300	Sinclair Broadcast Group, Inc. (Class A Stock)	16,302

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	37

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media (cont’d.)
2,000	Singapore Press Holdings Ltd. (Singapore)	$6,252
240	Societe Television Francaise 1 (France)	4,406
3,866	Time Warner, Inc.	138,016
200	Toho Co. Ltd. (Japan)	2,869
200	Valassis Communications, Inc.(a)	5,828
15,200	Viacom, Inc. (Class B Stock)	707,104
1,879	Vivendi SA (France)	53,658
5,675	Walt Disney Co. (The)	244,536
200	Washington Post Co. (The) (Class B Stock)(b)	87,512
429	Wolters Kluwer NV (Netherlands)	10,032
1,927	WPP PLC (United Kingdom)	23,757

		5,182,362

Metals & Mining 1.2%
153	Acerinox SA (Spain)	3,019
3,934	Alumina Ltd. (Australia)	10,010
2,012	Anglo American PLC (United Kingdom)	103,511
596	Antofagasta PLC (United Kingdom)	13,013
1,297	ArcelorMittal (Netherlands)	46,917
5,123	BHP Billiton Ltd. (Australia)	246,720
3,432	Billiton PLC (United Kingdom)	135,439
2,740	BlueScope Steel Ltd. (Australia)	5,597
420	Boliden AB (Sweden)	9,050
6,800	Century Aluminum Co.(a)	127,024
500	Cliffs Natural Resources, Inc.	49,140
500	Daido Steel Co. Ltd. (Japan)	2,843
500	Dowa Holdings Co. Ltd. (Japan)	3,114
8	Eramet (France)	2,957
415	Eurasian Natural Resources Corp. PLC (United Kingdom)	6,235
1,815	Fortescue Metals Group Ltd. (Australia)	12,034
30,000	Freeport-McMoRan Copper & Gold, Inc.	1,666,500
289	Fresnillo PLC (United Kingdom)	7,154
1,300	Globe Specialty Metals, Inc.	29,588
200	Haynes International, Inc.	11,090
700	JFE Holdings, Inc. (Japan)	20,483
345	Kazakhmys PLC (United Kingdom)	7,715
4,000	Kobe Steel Ltd. (Japan)	10,387
261	Lonmin PLC (United Kingdom)	7,130
261	MacArthur Coal Ltd. (Australia)	3,132
100	Maruichi Steel Tube Ltd. (Japan)	2,471

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
900	Materion Corp.(a)	$36,720
2,000	Mitsubishi Materials Corp. (Japan)	6,780
1,000	Mitsui Mining & Smelting Co. Ltd. (Japan)	3,474
1,157	Newcrest Mining Ltd. (Australia)	47,654
3,900	Newmont Mining Corp.	212,862
8,000	Nippon Steel Corp. (Japan)	25,583
1,000	Nisshin Steel Co. Ltd. (Japan)	2,152
5,300	Noranda Aluminium Holding Corp.(a)	85,065
1,434	Norsk Hydro ASA (Norway)	11,762
2,147	OneSteel Ltd. (Australia)	5,419
146	Outokumpu OYJ (Finland)	2,528
5,032	OZ Minerals Ltd. (Australia)	8,302
131	Randgold Resources Ltd. (United Kingdom)(a)	10,440
122	Rautaruukki OYJ Corp. (Finland)	2,925
678	Rio Tinto Ltd. (Australia)	59,434
2,234	Rio Tinto PLC (United Kingdom)	156,935
64	Salzgitter AG (Germany)	5,052
203	Sims Metal Management Ltd. (Australia)	3,677
282	SSAB AB (Sweden) (Class A Stock)(a)	4,466
39,100	Steel Dynamics, Inc.	733,907
5,000	Sumitomo Metal Industries Ltd. (Japan)	11,181
1,000	Sumitomo Metal Mining Co. Ltd. (Japan)	17,204
509	ThyssenKrupp AG (Germany)	20,797
200	Tokyo Steel Manufacturing Co. Ltd. (Japan)	2,335
400	Universal Stainless & Alloy(a)	13,492
189	Vedanta Resources PLC (United Kingdom)	7,213
171	Voestalpine AG (Austria)	8,029
3,126	Xstrata PLC (United Kingdom)	73,065

		4,120,726

Multiline Retail 0.8%
400	Dillard’s, Inc. (Class A Stock)	16,048
400	Gordmans Stores, Inc.(a)	7,092
689	Harvey Norman Holdings Ltd. (Australia)	2,138
600	Isetan Mitsukoshi Holdings Ltd. (Japan)	5,403
500	J. Front Retailing Co. Ltd. (Japan)	2,080
12,300	Kohl’s Corp.	652,392
1,000	Lifestyle International Holdings Ltd. (Hong Kong)	2,394
42,600	Macy’s, Inc.	1,033,476
2,344	Marks & Spencer Group (United Kingdom)	12,661

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	39

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail (cont’d.)
400	Marui Group Co. Ltd. (Japan)	$2,582
289	Next PLC (United Kingdom)	9,179
114	PPR (France)	17,473
21,800	Target Corp.	1,090,218

		2,853,136

Multi-Utilities 0.5%
855	A2A SpA (Italy)	1,385
645	AGL Energy Ltd. (Australia)	9,547
7,780	Centrica PLC (United Kingdom)	40,600
1,887	GDF SUEZ (France)	76,885
5,436	National Grid PLC (United Kingdom)	51,800
2,400	NorthWestern Corp.	72,720
13,300	PG&E Corp.	587,594
640	RWE AG (Germany)	40,765
14,400	Sempra Energy	770,400
434	Suez Environnement Co. (France)	8,980
999	United Utilities Group PLC (United Kingdom)	9,479
518	Veolia Environnement SA (France)	16,106

		1,686,261

Office Electronics 0.3%
400	Brother Industries Ltd. (Japan)	5,876
1,800	Canon, Inc. (Japan)	78,336
500	Konica Minolta Holdings, Inc. (Japan)	4,190
51	Neopost SA (France)	4,467
1,000	Ricoh Co. Ltd. (Japan)	11,734
73,400	Xerox Corp.	781,710

		886,313

Oil, Gas & Consumable Fuels 6.5%
11,400	Apache Corp.	1,492,488
300	Apco Oil and Gas International, Inc.	25,728
5,139	BG Group PLC (United Kingdom)	127,865
28,815	BP PLC (United Kingdom)	209,863
2,081	Cairn Energy PLC (United Kingdom)(a)	15,427
181	Caltex Australia Ltd. (Australia)	2,921
40,892	Chevron Corp.	4,393,028
1,000	Clayton Williams Energy, Inc.(a)	105,700
33,500	ConocoPhillips	2,675,310

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
600	Contango Oil & Gas Co.(a)	$37,944
1,000	Cosmo Oil Co. Ltd. (Japan)	3,114
5,000	CVR Energy, Inc.(a)	115,800
4,100	Delek US Holdings, Inc.	55,596
6,900	Devon Energy Corp.	633,213
2,300	Energy Partners Ltd.(a)	41,400
1,300	Energy XXI (Bermuda) Ltd.(a)	44,330
4,119	ENI SpA (Italy)	101,162
200	Essar Energy PLC (United Kingdom)(a)	1,518
89,154	Exxon Mobil Corp.	7,500,526
315	Galp Energia SGPS SA (Portugal) (Class B Stock)	6,743
10,100	Hess Corp.	860,621
3	Inpex Corp. (Japan)	22,758
2,200	International Coal Group, Inc.(a)	24,860
3,710	JX Holdings, Inc. (Japan)	24,977
9,756	Marathon Oil Corp.	520,092
14,300	Murphy Oil Corp.	1,049,906
185	Neste Oil OYJ (Finland)	3,815
11,700	Occidental Petroleum Corp.	1,222,533
242	OMV AG (Austria)	10,937
1,420	Origin Energy Ltd. (Australia)	23,824
1,146	Paladin Energy Ltd. (Australia)(a)	4,279
1,107	Repsol YPF SA (Spain)	37,926
2,200	Rex American Resources Corp.(a)	35,112
5,503	Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	199,865
4,096	Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	148,501
1,255	Santos Ltd. (Australia)	20,186
4,200	Ship Finance International Ltd.	87,066
400	Showa Shell Sekiyu K.K. (Japan)	4,174
1,686	Statoil ASA (Norway)	46,736
2,600	Stone Energy Corp.(a)	86,762
500	TonenGeneral Sekiyu K.K. (Japan)	6,173
3,212	Total SA (France)	195,532
1,368	Tullow Oil PLC (United Kingdom)	31,777
6,800	Vaalco Energy, Inc.(a)	52,768
11,300	Valero Energy Corp.	336,966
2,600	Venoco, Inc.(a)	44,434
6,500	Western Refining, Inc.(a)	110,175
917	Woodside Petroleum Ltd. (Australia)	44,390
2,800	World Fuel Services Corp.	113,708

		22,960,529

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	41

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Paper & Forest Products 0.2%
3,000	Buckeye Technologies, Inc.	$81,690
700	Clearwater Paper Corp.(a)	56,980
74	Holmen AB (Sweden) (Class B Stock)	2,558
11,800	International Paper Co.	356,124
3,400	KapStone Paper and Packaging Corp.(a)	58,378
100	Nippon Paper Group, Inc. (Japan)	2,130
1,000	OJI Paper Co. Ltd. (Japan)	4,749
700	Schweitzer-Mauduit International, Inc.	35,427
1,188	Stora ENSO OYJ (Finland) (Class R Stock)	14,151
851	Svenska Cellulosa AB (Sweden) (Class B Stock)	13,698
838	UPM-Kymmene OYJ (Finland)(a)	17,719

		643,604

Personal Products 0.1%
140	Beiersdorf AG (Germany)	8,545
3,500	Herbalife Ltd.	284,760
900	Kao Corp. (Japan)	22,451
365	L’Oreal SA (France)	42,520
3,300	Prestige Brands Holdings, Inc.(a)	37,950
500	Shiseido Co. Ltd. (Japan)	8,656
800	USANA Health Sciences, Inc.(a)	27,608

		432,490

Pharmaceuticals 2.9%
30,100	Abbott Laboratories	1,476,405
700	Astellas Pharma, Inc. (Japan)	25,920
2,202	AstraZeneca PLC (United Kingdom)	101,134
1,257	Bayer AG (Germany)	97,336
7,600	Bristol-Myers Squibb Co.	200,868
300	Chugai Pharmaceutical Co. Ltd. (Japan)	5,165
1,000	Daiichi Sankyo Co. Ltd. (Japan)	19,307
300	Dainippon Sumitomo Pharma Co. Ltd. (Japan)	2,795
400	Eisai Co. Ltd. (Japan)	14,350
654	Elan Corp. PLC (Ireland)(a)	4,500
22,000	Eli Lilly & Co.	773,740
7,891	GlaxoSmithKline PLC (United Kingdom)	150,577
100	Hisamitsu Pharmaceutical Co., Inc. (Japan)	4,033
28,100	Johnson & Johnson	1,664,925
200	Kyowa Hakko Kirin Co. Ltd. (Japan)	1,875
3,500	Medicines Co. (The)(a)	57,015

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
200	Medicis Pharmaceutical Corp. (Class A Stock)	$6,408
72,289	Merck & Co., Inc.	2,386,260
104	Merck KGaA (Germany)	9,386
500	Mitsubishi Tanabe Pharma Corp. (Japan)	8,115
3,206	Novartis AG (Switzerland)	173,895
669	Novo Nordisk A/S (Denmark) (Class B Stock)	84,051
4,900	Obagi Medical Products, Inc.(a)	61,936
100	Ono Pharmaceutical Co. Ltd. (Japan)	4,917
182	Orion OYJ (Finland) (Class B Stock)(a)	4,416
200	Otsuka Holdings Co. Ltd. (Japan)	4,941
3,100	Par Pharmaceutical Cos., Inc.(a)	96,348
102,419	Pfizer, Inc.	2,080,130
400	Questcor Pharmaceuticals, Inc.(a)	5,764
1,068	Roche Holding AG (Switzerland)	152,555
1,594	Sanofi-Aventis (France)	111,764
100	Santen Pharmaceutical Co. Ltd. (Japan)	3,985
300	Shionogi & Co. Ltd. (Japan)	5,118
859	Shire Ltd. (United Kingdom)	24,956
1,150	Takeda Pharmaceutical Co. Ltd. (Japan)	53,643
1,422	Teva Pharmaceutical Industries Ltd. (Israel)	71,340
100	Tsumura & Co. (Japan)	3,138
163	UCB SA (Belgium)	6,190
1,000	ViroPharma, Inc.(a)	19,900
9,900	Warner Chilcott PLC (Class A Stock)	230,472

		10,209,573

Professional Services 0.1%
198	Adecco SA (Switzerland)	13,020
79	Bureau Veritas SA (France)	6,205
889	Capita Group PLC (The) (United Kingdom)	10,596
1,547	Experian PLC (United Kingdom)	19,159
700	Exponent, Inc.(a)	31,227
600	ICF International, Inc.(a)	12,324
1,800	Insperity, Inc.	54,684
257	Intertek Group PLC (United Kingdom)	8,386
1,500	Korn/Ferry International(a)	33,405
178	Randstad Holding NV (Netherlands)(a)	9,914
8	SGS SA (Switzerland)	14,240
3,500	TrueBlue, Inc.(a)	58,765

		271,925

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	43

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts 0.9%
900	Agree Realty Corp.	$20,205
6,900	Anworth Mortgage Asset Corp.	48,921
2,000	Ascendas Real Estate Investment Trust (Singapore)	3,237
2,800	Ashford Hospitality Trust, Inc.	30,856
1,262	British Land Co. PLC (United Kingdom)	11,185
796	Capital Shopping Centres Group PLC (United Kingdom)	4,891
3,000	CapitaMall Trust (Singapore)	4,474
5,700	Capstead Mortgage Corp.	72,846
4,000	CBL & Associates Properties, Inc.	69,680
7,500	Cedar Shopping Centers, Inc.	45,225
3,523	CFS Retail Property Trust (Australia)	6,705
2,800	Chatham Lodging Trust	45,500
72,500	Chimera Investment Corp.	287,100
3,400	Colonial Properties Trust	65,450
1,100	Colony Financial, Inc.	20,713
91	Corio NV (Netherlands)	6,366
7,772	Dexus Property Group (Australia)	6,833
1,000	Equity Lifestyle Properties, Inc.	57,650
39	Fonciere des Regions (France)	4,156
3,700	Franklin Street Properties Corp.	52,059
27	Gecina SA (France)	3,724
600	Gladstone Commercial Corp.	10,944
10,238	Goodman Group (Australia)	7,254
2,842	GPT Group (Australia)	9,230
1,141	Hammerson PLC (United Kingdom)	8,180
3,300	Hatteras Financial Corp.	92,796
17,900	Hospitality Properties Trust	414,385
800	Hudson Pacific Properties, Inc.	11,760
24	ICADE (France)	2,962
5,900	Inland Real Estate Corp.	56,286
2,600	Invesco Mortgage Capital, Inc.	56,810
1	Japan Prime Realty Investment Corp. (Japan)	2,700
1	Japan Real Estate Investment Corp. (Japan)	9,461
2	Japan Retail Fund Investment Corp. (Japan)	3,131
700	Kite Realty Group Trust	3,717
153	Klepierre (France)	6,210
1,130	Land Securities Group PLC (United Kingdom)	13,297
3,500	Link REIT (The) (Hong Kong)	10,956
11,500	Mack-Cali Realty Corp.	389,850
15,100	MFA Financial, Inc.	123,820

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
5,155	Mirvac Group (Australia)	$6,639
800	Monmouth Real Estate Investment Corp. (Class A Stock)	6,568
1,600	National Health Investors, Inc.	76,672
1,700	Newcastle Investment Corp.(a)	10,268
1	Nippon Building Fund, Inc. (Japan)	9,738
1,100	Omega Healthcare Investors, Inc.	24,574
1,000	PS Business Parks, Inc.	57,940
300	Redwood Trust, Inc.	4,665
6,800	Resource Capital Corp.	44,812
700	Saul Centers, Inc.	31,185
1,196	Segro PLC (United Kingdom)	6,168
19,600	Senior Housing Properties Trust	451,584
1,600	Sovran Self Storage, Inc.	63,280
1,100	Starwood Property Trust, Inc.	24,530
3,514	Stockland (Australia)	13,485
6,100	Sunstone Hotel Investors, Inc.(a)	62,159
135	Unibail-Rodamco SE (France)	29,243
900	Urstadt Biddle Properties, Inc. (Class A Stock)	17,118
7,100	U-Store-It Trust	74,692
3,291	Westfield Group (Australia)	31,794
4,335	Westfield Retail Trust (Australia)	11,748
4,100	Winthrop Realty Trust	50,225

		3,210,612

Real Estate Management & Development 0.3%
100	Aeon Mall Co. Ltd. (Japan)	2,147
4,000	CapitaLand Ltd. (Singapore)	10,472
1,000	CapitaMalls Asia Ltd. (Singapore)	1,412
2,000	Cheung Kong Holdings Ltd. (Hong Kong)	32,602
1,000	City Developments Ltd. (Singapore)	9,139
100	Daito Trust Construction Co. Ltd. (Japan)	6,889
1,000	Daiwa House Industry Co. Ltd. (Japan)	12,287
2,000	Global Logistic Properties Ltd. (Singapore)(a)	2,967
1,000	Hang Lung Group Ltd. (Hong Kong)	6,190
3,500	Hang Lung Properties Ltd. (Hong Kong)	15,321
2,000	Henderson Land Development Co. Ltd. (Hong Kong)	13,859
1,000	Hopewell Holdings (Hong Kong)	3,002
1,000	Hysan Development Co. Ltd. (Hong Kong)	4,114
2,100	IMMOFINANZ AG (Austria)(a)(b)	9,482
7,400	Jones Lang Lasalle, Inc.	738,076

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	45

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Management & Development (cont’d.)
1,000	Keppel Land Ltd. (Singapore)	$3,562
1,000	Kerry Properties Ltd. (Hong Kong)	5,001
866	Lend Lease Group (Australia)	8,124
2,000	Mitsubishi Estate Co. Ltd. (Japan)	33,830
1,000	Mitsui Fudosan Co. Ltd. (Japan)	16,506
4,000	New World Development Ltd. (Hong Kong)	7,066
100	Nomura Real Estate Holdings, Inc. (Japan)	1,516
2	NTT Urban Development Corp. (Japan)	1,676
2,000	Sino Land Co. Ltd. (Hong Kong)	3,553
800	Sumitomo Realty & Development Co. Ltd. (Japan)	16,004
2,000	Sun Hung Kai Properties Ltd. (Hong Kong)	31,677
1,000	Swire Pacific Ltd. (Hong Kong) (Class A Stock)	14,656
1,000	Tokyo Tatemono Co. Ltd. (Japan)	3,739
1,000	Tokyu Land Corp. (Japan)	4,352
500	UOL Group Ltd. (Singapore)	1,884
2,000	Wharf Holdings Ltd. (Hong Kong)	13,794
1,000	Wheelock & Co. Ltd. (Hong Kong)	3,754

		1,038,653

Road & Rail 0.7%
1,100	Amerco, Inc.(a)	106,700
4,218	Asciano Group (Australia)	7,591
2	Central Japan Railway Co. (Japan)	15,845
3,000	ComfortDelGro Corp. Ltd. (Singapore)	3,713
300	DSV A/S (Denmark)	7,407
500	East Japan Railway Co. (Japan)	27,801
776	FirstGroup PLC (United Kingdom)	4,062
1,000	Keikyu Corp. (Japan)	7,201
1,000	KEIO Corp. (Japan)	5,975
500	Keisei Electric Railway Co. Ltd. (Japan)	2,867
2,500	Kintetsu Corp. (Japan)	8,025
2,500	MTR Corp. (Hong Kong)	9,256
1,000	Nippon Express Co. Ltd. (Japan)	3,835
24,700	Norfolk Southern Corp.	1,710,969
1,000	Odakyu Electric Railway Co. Ltd. (Japan)	8,428
2,000	QR National Ltd. (Australia)(a)	6,930
1,000	Tobu Railway Co. Ltd. (Japan)	4,088
1,500	Tokyu Corp. (Japan)	6,222
6,500	Union Pacific Corp.	639,145
3	West Japan Railway Co. (Japan)	11,577

		2,597,637

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 1.8%
200	Advantest Corp. (Japan)	$3,602
3,500	Amkor Technology, Inc.(a)	23,590
48,200	Applied Materials, Inc.	752,884
1,600	Applied Micro Circuits Corp.(a)	16,608
2,051	ARM Holdings PLC (United Kingdom)	18,919
500	ASM Pacific Technology Ltd. (Hong Kong)	6,277
695	ASML Holding NV (Netherlands)(a)	30,632
20,000	Atmel Corp.(a)	272,600
3,200	ATMI, Inc.(a)	60,416
8,400	Brooks Automation, Inc.(a)	115,332
5,300	Cirrus Logic, Inc.(a)	111,459
1,500	Cohu, Inc.	23,040
100	Elpida Memory, Inc. (Japan)(a)	1,288
10,300	Entegris, Inc.(a)	90,331
1,300	GSI Technology, Inc.(a)	11,817
800	Hittite Microwave Corp.(a)	51,016
1,630	Infineon Technologies AG (Germany)	16,713
130,400	Intel Corp.	2,630,168
11,400	Lam Research Corp.(a)	645,924
24,200	Marvell Technology Group Ltd.(a)	376,310
2,600	Microsemi Corp.(a)	53,846
3,900	MKS Instruments, Inc.	129,870
6,200	Novellus Systems, Inc.(a)	230,206
300	NVE Corp.(a)	16,902
28,500	NVIDIA Corp.(a)	526,110
718	Renewable Energy Corp. ASA (Norway)(a)	2,520
150	Rohm Co. Ltd. (Japan)	9,395
3,000	Rudolph Technologies, Inc.(a)	32,820
4,300	Silicon Image, Inc.(a)	38,571
1,027	STMicroelectronics NV (France)	12,721
200	Sumco Corp. (Japan)(a)	4,032
3,000	Tessera Technologies, Inc.(a)	54,780
1,300	Texas Instruments, Inc.	44,928
300	Tokyo Electron Ltd. (Japan)	16,536

		6,432,163

Software 2.6%
1,700	ACI Worldwide, Inc.(a)	55,760
311	Autonomy Corp. PLC (United Kingdom)(a)	7,928
700	Blackbaud, Inc.	19,068

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	47

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
36,600	CA, Inc.	$884,988
94	Dassault Systemes SA (France)	7,224
4,400	Epicor Software Corp.(a)	48,708
19,200	Intuit, Inc.(a)	1,019,520
100	Konami Corp. (Japan)	1,851
5,000	Lawson Software, Inc.(a)	60,500
800	Magma Design Automation, Inc.(a)	5,456
600	Manhattan Associates, Inc.(a)	19,632
146,413	Microsoft Corp.	3,713,034
900	Monotype Imaging Holdings, Inc.(a)	13,050
1,200	Netscout Systems, Inc.(a)	32,784
106	NICE Systems Ltd. (Israel)(a)	3,914
200	Nintendo Co. Ltd. (Japan)	54,027
1,800	Opnet Technologies, Inc.	70,182
51,000	Oracle Corp.	1,701,870
100	Oracle Corp. (Japan)	4,166
3,000	Progress Software Corp.(a)	87,270
2,600	Quest Software, Inc.(a)	66,014
15,000	Red Hat, Inc.(a)	680,850
4,200	Renaissance Learning, Inc.	49,350
1,863	Sage Group PLC (The) (United Kingdom)	8,311
1,304	SAP AG (Germany)	79,835
2,600	Solera Holdings, Inc.	132,860
5,000	SS&C Technologies Holdings, Inc.(a)	102,100
900	Synopsys, Inc.(a)	24,885
6,600	Take-Two Interactive Software, Inc.(a)	101,442
100	Trend Micro, Inc. (Japan)	2,663

		9,059,242

Specialty Retail 1.0%
400	Ascena Retail Group, Inc.(a)	12,964
200	Cato Corp. (The) (Class A Stock)	4,900
500	Destination Maternity Corp.	11,535
1,700	DSW, Inc. (Class A Stock)(a)	67,932
1,961	Esprit Holdings Ltd. (Hong Kong)	9,000
5,300	Express, Inc.	103,562
100	Fast Retailing Co. Ltd. (Japan)	12,515
1,554	Hennes & Mauritz AB (H&M) (Sweden) (Class B Stock)	51,604
336	Inditex SA (Spain)	26,961
3,520	Kingfisher PLC (United Kingdom)	13,886

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
50	Nitori Holdings Co. Ltd. (Japan)	$4,394
6,500	Pep Boys-Manny, Moe & Jack (The)	82,615
5,100	Pier 1 Imports, Inc.(a)	51,765
2,300	Rent-A-Center, Inc. (Class A Stock)	80,293
16,400	Ross Stores, Inc.	1,166,368
3,400	Sally Beauty Holdings, Inc.(a)	47,634
1,400	Shoe Carnival, Inc.(a)	39,270
4,900	Staples, Inc.	95,158
3,700	Stein Mart, Inc.	37,407
30,000	TJX Cos., Inc.	1,491,900
2,000	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	96,260
30	USS Co. Ltd. (Japan)	2,333
130	Yamada Denki Co. Ltd. (Japan)	8,768

		3,519,024

Textiles, Apparel & Luxury Goods 0.5%
317	Adidas AG (Germany)	19,972
252	Billabong International Ltd. (Australia)	1,968
701	Burberry Group PLC (United Kingdom)	13,202
94	Christian Dior SA (France)	13,232
20,300	Coach, Inc.	1,056,412
812	Compagnie Financiere Richemont SA (Switzerland)	46,899
100	Crocs, Inc.(a)	1,784
600	Culp, Inc.(a)	5,568
1,200	Deckers Outdoor Corp.(a)	103,380
187	Luxottica Group SpA (Italy)	6,106
372	LVMH Moet Hennessy Louis Vuitton SA (France)	58,888
800	Movado Group, Inc.(a)	11,744
40	Pandora A/S (Denmark)(a)	2,041
900	Polo Ralph Lauren Corp.	111,285
5	Puma AG Rudolf Dassler Sport (Germany)	1,467
700	R.G. Barry Corp.	9,163
46	Swatch Group Ltd. AG (The) (Switzerland)	20,338
70	Swatch Group Ltd. AG (The) (Switzerland)	5,563
3,900	Timberland Co. (The) (Class A Stock)(a)	161,031
500	Under Armour, Inc. (Class A Stock)(a)	34,025
1,400	VF Corp.	137,942
1,600	Wolverine World Wide, Inc.	59,648
1,000	Yue Yuen Industrial Holdings Ltd. (Hong Kong)	3,182

		1,884,840

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	49

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance
600	Berkshire Hills Bancorp, Inc.	$12,510
900	Dime Community Bancshares, Inc.	13,284
200	First Financial Holdings, Inc.	2,262
2,700	Oceanfirst Financial Corp.	37,665
900	Oritani Financial Corp.	11,412
900	Provident Financial Services, Inc.	13,320
1,300	Viewpoint Financial Group	16,900

		107,353

Tobacco 0.9%
71,000	Altria Group, Inc.	1,848,130
3,034	British American Tobacco (United Kingdom)	121,777
1,583	Imperial Tobacco Group (United Kingdom)	48,935
7	Japan Tobacco, Inc. (Japan)	25,288
4,000	Lorillard, Inc.	380,040
12,900	Philip Morris International, Inc.	846,627
372	Swedish Match AB (Sweden)	12,371
200	Universal Corp.	8,708

		3,291,876

Trading Companies & Distributors 0.2%
2,800	Applied Industrial Technologies, Inc.	93,128
1,100	Beacon Roofing Supply, Inc.(a)	22,517
40	Brenntag AG (Germany)(a)	4,442
530	Bunzl PLC (United Kingdom)	6,330
600	DXP Enterprises, Inc.(a)	13,848
3,000	Interline Brands, Inc.(a)	61,200
2,400	ITOCHU Corp. (Japan)	25,131
1,000	Lawson Products, Inc.	23,040
3,000	Marubeni Corp. (Japan)	21,604
2,100	Mitsubishi Corp. (Japan)	58,294
2,700	Mitsui & Co. Ltd. (Japan)	48,397
5,181	Noble Group Ltd. (Singapore)	8,796
1,900	Sojitz Corp. (Japan)	3,792
1,800	Sumitomo Corp. (Japan)	25,730
2,800	Textainer Group Holdings Ltd.	104,048
300	Toyota Tsusho Corp. (Japan)	4,948
422	Wolseley PLC (United Kingdom)(a)	14,210
500	W.W. Grainger, Inc.	68,840

		608,295

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Transportation Infrastructure
477	Abertis Infraestructuras SA (Spain)	$10,363
46	Aeroports de Paris (France)	4,237
387	Atlantia SpA (Italy)	8,869
1,751	Auckland International Airport Ltd. (New Zealand)	2,959
144	Brisa Auto-Estradas de Portugal SA (Portugal)	974
55	Fraport AG Frankfurt Airport Services Worldwide (Germany)	4,031
769	Groupe Eurotunnel SA (France)	8,181
113	Koninklijke Vopak NV (Netherlands)	5,437
354	MAp Group (Australia)	1,113
2,053	Transurban Group (Australia)	11,403

		57,567

Water Utilities 0.2%
400	American States Water Co.	14,344
17,500	American Water Works Co., Inc.	490,875
900	Artesian Resources Corp. (Class A Stock)	17,541
600	California Water Service Group	22,302
382	Severn Trent PLC (United Kingdom)	8,953

		554,015

Wireless Telecommunication Services 0.1%
90	Cellcom Israel Ltd. (Israel)	2,953
5	KDDI Corp. (Japan)	30,957
110	Millicom International Cellular SA	10,526
41	Mobistar SA (Belgium)	2,843
23	NTT DoCoMo, Inc. (Japan)	40,426
114	Partner Communications Co. Ltd. (Israel)	2,167
1,300	Softbank Corp. (Japan)	51,887
1,000	StarHub Ltd. (Singapore)	2,142
2,800	USA Mobility, Inc.	40,572
79,853	Vodafone Group PLC (United Kingdom)	226,098

		410,571

	Total common stocks (cost $173,973,933)	221,703,970

EXCHANGE TRADED FUND 0.1%
4,000	iShares MSCI EAFE Index Fund (cost $226,452)	240,360

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	51

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

PREFERRED STOCKS 0.1%

Automobiles
81	Bayerische Motoren Werke AG (Germany)	$4,593
274	Volkswagen AG (Germany)	44,442

		49,035

Banking 0.1%
3,000	Citigroup Capital XIII (Capital security, fixed to floating preferred)(c)	82,200
8,000	JPMorgan Chase Capital XXVI (Capital security, fixed to floating preferred)(c)	210,320

		292,520

Household Products
267	Henkel AG & Co. KGaA (Germany)	16,540

Media
60	ProSiebenSat.1 Media AG (Germany)	1,756

Multi-Utilities
61	RWE AG (Germany)	3,704

	Total preferred stocks (cost $324,120)	363,555

Units
RIGHT

Automobiles
128	Porsche Automobil Holding SE (Germany)(a) (cost $0)	1,110

WARRANT

Real Estate Management & Development
400	Henderson Land Development Co. Ltd. (Hong Kong)(a) (cost $0)	24

See Notes to Financial Statements.

52	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS 10.3%

Aerospace & Defense
Baa3	$95	L-3 Communications Corp., Gtd. Notes, 4.750%, 07/15/20	$94,613

Airlines 0.2%
Baa2	31	Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, 6.703%, 06/15/21(d)	32,756
Baa2	126	Ser. A, 7.250%, 11/10/19	136,521
Baa1	86	Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A, 6.821%, 08/10/22	89,144
Baa2	125	Ser. A, 5.300%, 04/15/19	125,506
Baa3	200	Southwest Airlines Co., Sr. Unsec’d. Notes, 6.500%, 03/01/12	209,230

			593,157

Automotive
Baa1	85	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	91,078
Baa1	55	Johnson Controls, Inc., Sr. Unsec’d. Notes, 5.500%, 01/15/16	60,869

			151,947

Banking 2.2%
A3	300	American Express Co., Sr. Unsec’d. Notes, 8.125%, 05/20/19	374,302
A2	430	Banco Bradesco (Brazil), Sub. Notes, 8.750%, 10/24/13	488,050
Ba3	380	Bank of America Corp., Jr. Sub. Notes, 8.000%, 12/29/49(b)(c)	408,641
A2	135	Sr. Unsec’d. Notes, 6.000%, 09/01/17	144,693

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	53

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A3	$355	Sub. Notes, 5.750%, 08/15/16	$374,722
Aa3	100	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 5.300%, 10/30/15	107,775
Aa3	90	6.400%, 10/02/17	101,104
Aa3	220	7.250%, 02/01/18	256,330
Baa1	5	Capital One Bank, Sub. Notes, 6.500%, 06/13/13	5,439
Baa3	90	Capital One Capital V, 10.250%, 08/15/39	97,650
Baa3	185	Capital One Capital VI, 8.875%, 05/15/40	194,944
Baa1	125	Capital One Financial Corp., Sr. Unsec’d. Notes, MTN, 5.700%, 09/15/11	127,769
A3	165	Citigroup, Inc., Sr. Unsec’d. Notes, 5.375%, 08/09/20	169,860
A3	125	6.875%, 03/05/38	137,368
A3	85	8.125%, 07/15/39	106,548
Baa1	82	Sub. Notes, 5.000%, 09/15/14	85,625
Baa1	400	5.625%, 08/27/12	420,483
Baa1	165	6.125%, 08/25/36	157,343
A2	280	Countrywide Financial Corp., Gtd. Notes, MTN, 5.800%, 06/07/12	294,521
Aa3	290	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 03/16/37	192,544
A1	15	Goldman Sachs Group, Inc., Sr. Notes, 6.250%, 02/01/41	14,938
A1	140	Sr. Unsec’d. Notes, 5.450%, 11/01/12	148,798
A1	5	6.250%, 09/01/17	5,474
A2	10	Sub. Notes, 5.625%, 01/15/17	10,538
A2	385	6.450%, 05/01/36	376,519
A2	52	6.750%, 10/01/37	52,449

See Notes to Financial Statements.

54	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Baa3	$20	Huntington Bancshares, Inc., Sub. Notes, 7.000%, 12/15/20	$22,080
Baa1	300	JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1, 7.900%, 04/29/49(c)	328,233
Aa3	220	Sr. Unsec’d. Notes, 4.250%, 10/15/20	210,257
A2	200	JPMorgan Chase Capital XXVII, Ser. AA, 7.000%, 11/01/39	206,075
Aa3	195	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN, 5.800%, 01/13/20	195,192
A2	170	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN, 5.770%, 07/25/11	172,858
A2	285	Morgan Stanley, Sr. Unsec’d. Notes, MTN, 5.625%, 09/23/19	291,080
A2	460	Sr. Unsec’d. Notes, Ser. E, 5.450%, 01/09/17	484,933
Ba1	150	MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes, 6.346%, 07/29/49(c)	150,222
A3	65	PNC Funding Corp., Gtd. Notes., 6.700%, 06/10/19	75,609
A1	250	Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19	257,374
Aa3	20	Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes, Ser. 2, 3.400%, 08/23/13	20,458
A2	125	USB Capital XIII Trust, 6.625%, 12/15/39	130,859
Baa3	200	Wells Fargo Capital XIII, Ser. G, MTN, 7.700%, 12/29/49(c)	206,000

			7,605,657

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	55

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Brokerage
NR	$345	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN, 5.250%, 02/06/12(f)	$88,406
NR	100	6.875%, 05/02/18(f)	26,250

			114,656

Building Materials & Construction 0.1%
Baa3	200	Lafarge SA (France), Sr. Unsec’d. Notes, 6.150%, 07/15/11	202,969

Cable 0.2%
Baa1	55	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	74,426
Baa1	40	Comcast Corp., Gtd. Notes, 6.450%, 03/15/37	40,977
Baa1	110	6.500%, 11/15/35	113,874
Baa1	65	6.950%, 08/15/37	70,765
Baa2	45	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 3.500%, 03/01/16	45,098
Baa2	335	4.750%, 10/01/14	360,718

			705,858

Capital Goods 0.2%
A2	50	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN, 5.500%, 03/15/16	55,802
Baa1	110	Erac USA Finance Co., Gtd. Notes, 144A, 5.800%, 10/15/12 (original cost $109,915; purchased date 10/10/07)(d)(g)	116,912
Baa1	296	6.375%, 10/15/17 (original cost $295,482; purchased date 10/10/07)(d)(g)	331,840
Baa1	20	7.000%, 10/15/37 (original cost $19,827; purchased date 10/10/07)(d)(g)	21,790

See Notes to Financial Statements.

56	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
A2	$60	United Technologies Corp., Sr. Unsec’d Notes, 6.125%, 07/15/38	$67,534

			593,878

Chemicals 0.2%
Baa3	155	Dow Chemical Co. (The), Sr. Unsec’d. Notes, 4.250%, 11/15/20	148,030
Baa3	250	7.600%, 05/15/14	288,906
Baa3	82	9.400%, 05/15/39	121,759
Baa1	75	ICI Wilmington, Inc., Gtd. Notes, 5.625%, 12/01/13	81,051
Baa1	35	PPG Industries, Inc., Sr. Unsec’d. Notes, 5.500%, 11/15/40	34,100
Baa3	100	Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 06/01/25	106,718

			780,564

Consumer 0.3%
Baa3	550	Fortune Brands, Inc., Sr. Unsec’d. Notes, 6.375%, 06/15/14	603,175
Baa3	300	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes, 6.250%, 04/15/18	331,080
Baa3	195	Whirlpool Corp., Sr. Unsec’d. Notes, 6.125%, 06/15/11	197,012

			1,131,267

Electric 0.8%
Baa2	35	Arizona Public Service Co., Sr. Unsec’d. Notes, 6.250%, 08/01/16	39,488

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	57

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
Baa2	$115	Baltimore Gas & Electric Co., Sr. Unsec’d. Notes, 6.350%, 10/01/36	$124,689
A3	120	CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Ser. K2, 6.950%, 03/15/33	140,854
A3	65	Consumers Energy Co., First Mtge. Bonds, Ser. D, 5.375%, 04/15/13	70,073
A1	55	Duke Energy Carolinas LLC, First Mtge. Bonds, 6.050%, 04/15/38	59,902
Baa2	135	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 05/15/35	136,402
A2	210	ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39	190,967
Baa1	30	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 06/15/15	31,527
A3	250	Exelon Generation Co. LLC, Sr. Unsec’d. Notes, 6.250%, 10/01/39	244,535
Aa3	60	Florida Power & Light Co., First Mtge. Bonds, 5.950%, 10/01/33	64,120
A3	170	Georgia Power Co., Sr. Unsec’d. Notes, Ser. B, 5.700%, 06/01/17	190,731
A3	30	Iberdrola International BV (Netherlands), Gtd. Notes, 6.750%, 09/15/33	31,357
Baa2	90	Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF, 5.050%, 11/15/14	95,283
A1	120	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 6.250%, 06/17/14	131,252
Baa1	115	Midamerican Energy Holdings Co., Sr. Unsec’d. Notes, 5.950%, 05/15/37	118,587

See Notes to Financial Statements.

58	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
A2	$15	National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, MTN, 7.250%, 03/01/12	$15,892
Baa3	280	Nevada Power Co., Genl. Ref. Mtge., Ser. O, 6.500%, 05/15/18	320,257
A3	100	Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A, 4.881%, 08/15/19	105,086
A2	90	NSTAR Electric Co., Sr. Unsec’d. Notes, 4.500%, 11/15/19	92,232
A1	110	4.875%, 04/15/14	118,368
Baa1	120	Oncor Electric Delivery Co., Sr. Sec’d. Notes, 7.000%, 09/01/22	138,021
Baa3	55	Public Service Co. of New Mexico, Sr. Unsec’d. Notes, 7.950%, 05/15/18	61,792
A2	125	Public Service Electric & Gas Co., Sec’d. Notes, MTN, 5.800%, 05/01/37	129,837
Baa1	36	Xcel Energy, Inc., Sr. Unsec’d. Notes, 5.613%, 04/01/17	38,607
Baa1	95	6.500%, 07/01/36	105,532

			2,795,391

Energy-Integrated 0.1%
A2	70	BP Capital Markets PLC (United Kingdom), Gtd. Notes, 4.500%, 10/01/20(b)	69,465
A2	145	5.250%, 11/07/13	156,812
Baa2	150	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, Ser. WI, 6.750%, 11/15/39	167,548
Baa2	65	Hess Corp., Sr. Unsec’d. Notes, 6.000%, 01/15/40	65,708

			459,533

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	59

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy-Other 0.2%
Ba1	$150	Anadarko Petroleum Corp., Sr. Unsec’d. Notes, 6.375%, 09/15/17(b)	$165,104
Ba1	50	6.450%, 09/15/36	49,935
Ba1	25	8.700%, 03/15/19	30,622
A3	65	Apache Corp., Sr. Unsec’d. Notes, 5.100%, 09/01/40	60,425
Baa2	115	Weatherford International Ltd. Bermuda (Bermuda), Gtd. Notes, 5.125%, 09/15/20	114,190
Baa1	265	Woodside Finance Ltd. (Australia), Gtd. Notes, 144A, 5.000%, 11/15/13	283,688

			703,964

Foods 0.5%
Baa1	235	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 8.000%, 11/15/39	314,116
A2	55	Archer-Daniels-Midland Co., Sr. Unsec’d. Notes, 5.765%, 03/01/41	56,313
Baa2	145	Bunge Ltd. Finance Corp., Gtd. Notes, 8.500%, 06/15/19	172,182
Baa2	215	Bunge Ltd., Gtd. Notes, 5.350%, 04/15/14	227,880
A2	150	Cargill, Inc., Sr. Unsec’d. Notes, 144A, 6.000%, 11/27/17 (original cost $149,288; purchased date 11/19/07)(d)(g)	168,071
Baa3	141	Delhaize Group SA (Belgium), Gtd. Notes, 5.700%, 10/01/40	128,850
Baa2	70	H.J. Heinz Finance Co., Gtd. Notes, 144A, 7.125%, 08/01/39	83,148

See Notes to Financial Statements.

60	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Foods (cont’d.)
Baa2	$270	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.500%, 02/09/40	$288,383
NR	35	Kroger Co. (The), Gtd. Notes, 6.800%, 04/01/11	35,006
Ba1	150	Tyson Foods, Inc., Gtd. Notes, 6.850%, 04/01/16	167,625
		Yum! Brands, Inc., Sr. Unsec’d. Notes,
Baa3	35	8.875%, 04/15/11	35,114

			1,676,688

Healthcare & Pharmaceutical 0.3%
Baa3	200	AmerisourceBergen Corp., Gtd. Notes, 5.625%, 09/15/12	211,559
A1	110	AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes, 6.450%, 09/15/37	124,504
Baa3	110	Cardinal Health, Inc., Sr. Unsec’d. Notes, 5.500%, 06/15/13	118,333
Baa2	250	Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes, 5.625%, 12/15/15	271,785
Aa3	30	Merck & Co., Inc., Sr. Unsec’d. Notes, 5.950%, 12/01/28	33,653
Baa3	75	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes, 6.125%, 08/15/19	83,299
A1	35	Wyeth, Gtd. Notes, 5.500%, 02/01/14	38,597
A1	10	6.450%, 02/01/24	11,660

			893,390

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	61

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare Insurance 0.4%
Baa1	$80	Aetna, Inc., Sr. Unsec’d. Notes, 5.750%, 06/15/11	$80,844
Baa1	110	6.625%, 06/15/36	121,552
Baa2	50	Cigna Corp., Sr. Unsec’d. Notes, 5.875%, 03/15/41	49,067
Baa2	140	6.150%, 11/15/36	142,787
Ba1	540	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 01/15/15	570,465
Baa1	60	UnitedHealth Group, Inc., Sr. Unsec’d. Notes, 6.000%, 06/15/17	67,148
Baa1	100	6.500%, 06/15/37	107,242
Baa1	80	6.625%, 11/15/37	86,711
Baa1	170	WellPoint, Inc., Sr. Unsec’d. Notes, 5.000%, 12/15/14	185,949

			1,411,765

Insurance 1.0%
Baa1	80	Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.500%, 11/15/20	78,684
Baa1	130	American International Group, Inc., Sr. Unsec’d. Notes, 4.250%, 05/15/13	134,308
Baa1	100	6.400%, 12/15/20	106,729
Baa1	155	8.250%, 08/15/18	181,279
A3	35	AXA SA (France), Sub. Notes, 8.600%, 12/15/30	41,401
Baa1	160	Axis Specialty Finance LLC, Gtd. Notes, 5.875%, 06/01/20	160,954
A3	210	Chubb Corp., Jr. Sub. Notes, 6.375%, 03/29/67(c)	221,025

See Notes to Financial Statements.

62	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Baa3	$90	Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes, MTN, 6.000%, 01/15/19	$94,603
Baa2	180	Liberty Mutual Group, Inc., Bonds, 144A, 7.000%, 03/15/34	177,365
Ba1	40	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 04/20/67(c)	37,400
Baa2	110	Sr. Unsec’d. Notes, 6.300%, 10/09/37	114,801
Baa2	90	7.000%, 06/15/40	102,729
Baa2	70	8.750%, 07/01/19	88,638
A3	190	MetLife, Inc., Sr. Unsec’d. Notes, 5.875%, 02/06/41	191,570
A3	70	6.125%, 12/01/11	72,576
A3	15	6.375%, 06/15/34	16,320
A3	50	6.750%, 06/01/16	57,797
Aa2	110	New York Life Insurance Co., Sub. Notes, 144A, 6.750%, 11/15/39	126,173
Aa2	60	Northwestern Mutual Life Insurance, Notes, 144A, 6.063%, 03/30/40	63,353
Baa1	150	Ohio National Financial Services, Inc., Sr. Notes, 144A, 6.350%, 04/01/13	159,866
Baa1	105	6.375%, 04/30/20	110,720
A3	150	Pacific Life Insurance Co., Sub. Notes, 144A, 9.250%, 06/15/39	197,166
A2	110	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 06/15/37(c)	116,050
A2	140	St. Paul Travelers Cos., Inc., Sr. Unsec’d. Notes, 6.750%, 06/20/36	157,042

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	63

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Aa2	$240	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A, 6.850%, 12/16/39	$270,606
Baa3	50	Unum Group, Sr. Unsec’d. Notes, 5.625%, 09/15/20	50,807
Baa2	110	W.R. Berkley Corp., Sr. Unsec’d. Notes, 5.600%, 05/15/15	116,335
Baa2	90	Sr. Unsub. Notes, 6.150%, 08/15/19	94,672
Baa2	15	XL Group PLC (Ireland), Sr. Unsec’d. Notes, 5.250%, 09/15/14	15,802

			3,356,771

Lodging 0.2%
Ba1	300	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes, 6.250%, 02/15/13(b)	320,625
Ba1	500	6.750%, 05/15/18	543,125

			863,750

Media & Entertainment 0.3%
Baa2	135	NBC Universal, Inc., Sr. Unsec’d. Notes, 144A, 4.375%, 04/01/21	129,248
Baa1	100	News America, Inc., Gtd. Notes, 6.150%, 03/01/37	99,087
Baa1	125	7.625%, 11/30/28	143,111
Baa1	70	Gtd. Notes, 144A, 6.150%, 02/15/41	69,415
Baa2	25	Time Warner, Inc., Gtd. Notes, 6.100%, 07/15/40	24,470
Baa2	30	6.250%, 03/29/41	29,806
Baa2	160	7.250%, 10/15/17	188,297

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Baa2	$20	7.625%, 04/15/31	$23,071
Baa2	100	9.150%, 02/01/23	131,366
Baa1	105	Viacom, Inc., Sr. Unsec’d. Notes, 6.750%, 10/05/37	112,783

			950,654

Metals 0.4%
		ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes,
Baa3	55	3.750%, 08/05/15	55,544
Baa3	385	5.375%, 06/01/13	409,453
Baa3	90	6.125%, 06/01/18	95,333
Baa3	90	6.750%, 03/01/41	88,204
Baa1	145	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	153,724
BBB+(e)	70	Rio Trinto Alcan, Inc. (Canada), Sr. Unsec’d. Notes, 4.500%, 05/15/13	74,347
BBB+(e)	115	5.000%, 06/01/15	124,433
Baa2	95	Southern Copper Corp., Sr. Unsec’d. Notes, 7.500%, 07/27/35	102,627
Ba2	250	United States Steel Corp., Sr. Unsec’d. Notes, 5.650%, 06/01/13	262,500
Baa2	120	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/10/39	128,267
Baa2	70	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 5.500%, 11/16/11	72,012

			1,566,444

Non Captive Finance 0.6%
Aa2	600	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN, 6.000%, 08/07/19(h)	655,059

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	65

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non Captive Finance (cont’d.)
Aa2	$170	6.875%, 01/10/39	$189,719
Aa3	100	Sub. Notes, 5.300%, 02/11/21	101,567
B1	400	International Lease Finance Corp., Sr. Unsec’d. Notes, 6.375%, 03/25/13	414,000
Ba1	130	SLM Corp., Sr. Unsec’d. Notes, MTN, 8.000%, 03/25/20	141,700
Ba1	480	8.450%, 06/15/18	537,600

			2,039,645

Packaging
Baa3	75	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 6.875%, 07/15/33	74,609

Paper 0.1%
Ba2	65	Georgia-Pacific LLC, Gtd. Notes, 144A, 5.400%, 11/01/20 (original cost $64,618; purchased date 10/27/10)(d)(g)	64,186
Baa3	175	International Paper Co., Sr. Unsec’d. Notes, 7.300%, 11/15/39	195,783
Baa3	85	7.500%, 08/15/21	99,755

			359,724

Pipelines & Other 0.2%
Baa3	90	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes, 6.250%, 02/01/37	91,522
Baa3	55	NiSource Finance Corp., Gtd. Notes, 5.250%, 09/15/17	58,569
Baa3	70	5.450%, 09/15/20	72,642
Baa1	15	Sempra Energy, Sr. Unsec’d. Notes, 6.000%, 02/01/13	16,053

See Notes to Financial Statements.

66	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Baa2	$500	Spectra Energy Capital LLC, Gtd. Notes, 6.200%, 04/15/18	$556,365
Baa2	45	Sr. Unsec’d. Notes, 6.250%, 02/15/13	48,721

			843,872

Railroads 0.1%
A3	135	Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes, 6.700%, 08/01/28	150,199
Baa3	170	CSX Corp., Sr. Unsec’d. Notes, 6.150%, 05/01/37	180,072
Baa1	105	Norfolk Southern Corp., Sr. Unsec’d. Notes, 5.590%, 05/17/25	112,507
Baa1	4	7.800%, 05/15/27	5,013

			447,791

Real Estate Investment Trusts 0.3%
Baa3	74	Brandywine Operating Partnership, Gtd. Notes, 5.750%, 04/01/12	76,388
Baa2	100	HCP, Inc., Sr. Unsec’d. Notes, 2.700%, 02/01/14	100,299
Baa2	115	Mack-Cali Realty Corp., Sr. Unsec’d. Notes, 7.750%, 08/15/19(b)	138,569
Baa3	90	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 06/01/12	93,210
Baa3	135	6.300%, 06/01/13	144,514
Baa2	11	ProLogis, Sr. Unsec’d. Notes, 6.875%, 03/15/20	12,037

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	67

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (cont’d.)
A3	$500	Simon Property Group LP, Sr. Unsec’d. Notes, 6.125%, 05/30/18	$560,357

			1,125,374

Retailers 0.2%
Baa2	200	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 09/15/39	203,658
Ba1	45	Federated Retail Holdings, Inc., Gtd. Notes, 5.350%, 03/15/12	46,350
Baa1	80	Home Depot, Inc. (The), Sr. Unsec’d. Notes, 5.875%, 12/16/36	79,519
Baa1	40	5.950%, 04/01/41	39,889
Baa1	100	Kohl’s Corp., Sr. Unsec’d. Notes, 6.875%, 12/15/37	114,196
A1	60	Lowe’s Cos., Inc., Sr. Unsec’d. Notes, 6.500%, 03/15/29	67,364

			550,976

Technology 0.3%
Baa3	60	Arrow Electronics, Inc., Sr. Unsec’d. Notes, 3.375%, 11/01/15	59,086
A2	10	Electronic Data Systems LLC, Sr. Unsec’d. Notes, 7.450%, 10/15/29	12,531
Baa2	220	Fiserv, Inc., Gtd. Notes, 6.125%, 11/20/12	236,207
Baa1	125	Intuit, Inc., Sr. Unsec’d. Notes, 5.400%, 03/15/12	130,090

See Notes to Financial Statements.

68	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Baa2	$445	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 02/15/15	$468,429

			906,343

Telecommunications 0.7%
A2	100	America Movil SAB de CV (Mexico), Gtd. Notes, 6.125%, 03/30/40	104,548
A2	200	AT&T, Inc., Sr. Unsec’d. Notes, 6.550%, 02/15/39	208,448
A2	188	Sr. Unsec’d. Notes, 144A, 5.350%, 09/01/40	168,400
Baa3	75	CenturyLink, Inc., Sr. Unsec’d. Notes, 6.000%, 04/01/17	80,114
Baa3	200	Embarq Corp., Sr. Unsec’d. Notes, 7.995%, 06/01/36 (original cost $199,986; purchased date 05/12/06)(d)(g)	225,480
A3	75	France Telecom SA (France), Sr. Unsec’d. Notes, 8.500%, 03/01/31	100,918
Baa3	400	Qwest Corp., Sr. Unsec’d. Notes, 8.875%, 03/15/12	428,000
Baa2	90	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 5.250%, 11/15/13	95,035
Baa2	290	7.175%, 06/18/19	317,008
A3	40	Telefonos de Mexico SAB de CV (Mexico), Sr. Unsec’d. Notes, 5.500%, 11/15/19	42,376
Baa1	98	TELUS Corp. (Canada), Sr. Unsec’d. Notes, 8.000%, 06/01/11	99,170

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	69

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Baa2	$50	U.S. Cellular Corp., Sr. Unsec’d. Notes, 6.700%, 12/15/33	$47,928
A3	480	Verizon Communications, Inc., Sr. Unsec’d. Notes, 4.600%, 04/01/21	477,945

			2,395,370

Tobacco 0.2%
Baa1	235	Altria Group, Inc., Gtd. Notes, 9.700%, 11/10/18	309,053
Baa1	160	10.200%, 02/06/39	227,005
Baa2	50	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 06/23/19	58,217
Baa3	220	Reynolds American, Inc., Gtd. Notes, 6.750%, 06/15/17(b)	251,581
Baa3	35	7.250%, 06/15/37	37,043

			882,899

		Total corporate bonds (cost $34,347,026)	36,279,519

ASSET BACKED SECURITIES 0.6%

Non-Residential Mortgage Backed Security 0.1%
Baa2	300	Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1, 0.654%, 02/20/15(c)	296,083

Residential Mortgage Backed Securities 0.5%
B2	90	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1, 1.900%, 03/25/33(c)	67,922
Baa1	520	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1, 0.750%, 03/25/34(c)	427,956

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
B3	$69	Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3, 5.120%, 07/25/35	$63,330
Baa1	143	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.700%, 07/25/34	119,286
Aa1	72	HFC Home Equity Loan Asset Backed Certs., Ser. 2005-2, Class M2, 0.744%, 01/20/35(c)	63,912
Baa2	505	Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1, 1.300%, 12/25/33(c)	427,135
Caa3	165	Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1, 1.150%, 07/25/32(c)	123,195
B2	142	Ser. 2002-NC4, Class M1, 1.525%, 09/25/32(c)	123,676
B2	34	Residential Asset Securities Corp., Ser. 2004-KS2, Class MI1, 4.710%, 03/25/34(c)	18,811
Ba3	244	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1, 1.015%, 02/25/34(c)	209,575
Ca	300	Ser. 2006-FR3, Class A3, 0.500%, 05/25/36(c)	108,777

			1,753,575

		Total asset backed securities (cost $2,320,147)	2,049,658

COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
Caa2	560	Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1, 6.000%, 01/25/36	428,211
B2	110	Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1, 2.885%, 02/25/35(c)	97,800
Caa1	110	Ser. 2005-B, Class 2A1, 2.849%, 03/25/35(c)	93,057

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	71

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
Baa1	$381	Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5, 2.957%, 02/25/37(c)	$381,284
Ba3	161	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 09/25/19	164,414
B1	257	JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1, 2.980%, 07/25/35(c)	241,233
AAA(e)	13	Mastr Alternative Loans Trust, Ser. 2003-8, Class 4A1, 7.000%, 12/25/33	13,324
Baa1	193	Ser. 2004-4, Class 4A1, 5.000%, 04/25/19	195,380
Baa1	147	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.585%, 02/25/34(c)	141,241
A+(e)	86	Washington Mutual Alternative Mortgage Pass-Through Certs., Ser. 2005-1, Class 3A, 5.000%, 03/25/20	78,020

		Total collateralized mortgage obligations (cost $2,018,249)	1,833,964

COMMERCIAL MORTGAGE BACKED SECURITIES 4.4%
Aaa	30	Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A3, 4.050%, 11/10/38	29,956
Aaa	560	Ser. 2004-2, Class A4, 4.153%, 11/10/38	576,099
Aaa	500	Ser. 2006-4, Class A3A, 5.600%, 07/10/46	520,717
Aaa	198	Ser. 2007-1, Class A2, 5.381%, 01/15/49	201,210
A2	430	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A, 6.470%, 11/15/33(c)	432,121
AAA(e)	2,819	Ser. 2004-T16, Class X2, I/O, 0.875%, 02/13/46(c)	31,095
Aaa	125	Ser. 2006-BBA7, Class A1, 144A, 0.365%, 03/15/19(c)	122,916

See Notes to Financial Statements.

72	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$740	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class ASB, 5.413%, 10/15/49	$783,937
AAA(e)	695	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class X, 2.046%, 09/15/30(c)	33,376
Aaa	194	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4, 4.283%, 10/15/39	194,594
AAA(e)	1,200	Ser. 2005-C5, Class A4, 5.100%, 08/15/38(c)	1,286,067
Aaa	750	Ser. 2005-C6, Class A4, 5.230%, 12/15/40(c)	797,933
AAA(e)	800	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.541%, 02/15/39(c)	857,905
Aaa	635	Ser. 2006-C5, Class A2, 5.246%, 12/15/39	643,534
AAA(e)	500	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A3, 5.816%, 05/15/46(c)	530,436
Aaa	2,627	GE Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, 144A, 0.761%, 03/10/40(c)	54
AAA(e)	645	GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5, 4.697%, 05/10/43	674,042
Aaa	470	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 03/10/39	480,309
Aaa	500	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A4, 4.895%, 09/12/37	530,120
Aaa	700	Ser. 2006-CB16, Class ASB, 5.523%, 05/12/45	739,048
Aaa	19,509	Ser. 2006-LDP6, Class X2, I/O, 0.226%, 04/15/43(c)	41,845
Aaa	500	LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A3, 4.647%, 07/15/30	507,067

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	73

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$400	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 08/12/39	$413,566
Aaa	480	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 5.909%, 06/12/46(c)	525,520
Aaa	1,500	Ser. 2007-7, Class ASB, 5.745%, 06/12/50(c)	1,564,528
Aaa	500	Morgan Stanley Capital I, Ser. 2006-HQ8, Class A4, 5.402%, 03/12/44(c)	538,739
AAA(e)	700	Ser. 2006-IQ11, Class A4, 5.726%, 10/15/42(c)	766,896
Aaa	1,000	Ser. 2007-HQ11, Class AAB, 5.444%, 02/12/44	1,038,568
AAA(e)	260	Ser. 2007-T27, Class AAB, 5.646%, 06/11/42(c)	277,182
Aaa	150	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4, 5.739%, 05/15/43(c)	163,620

		Total commercial mortgage backed securities (cost $14,597,101)	15,303,000

FOREIGN AGENCIES 0.5%
Aaa	1,220	Commonwealth Bank of Australia (Australia), 144A, 2.700%, 11/25/14	1,245,025
A1	100	Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, 5.125%, 06/29/20	100,878
Baa1	460	RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A, 6.299%, 05/15/17	481,850

		Total foreign agencies (cost $1,787,015)	1,827,753

MORTGAGE BACKED SECURITIES 12.8%
	2,000	Federal Home Loan Mortgage Corp., 4.500%, TBA 30 YR(i)	2,031,876

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MORTGAGE BACKED SECURITIES (Continued)
	$1,089	5.000%, 07/01/18 - 05/01/34	$1,158,433
	1,500	5.000%, TBA 30 YR(i)	1,560,704
	262	5.196%, 12/01/35(c)	279,130
	1,602	5.500%, 12/01/33 - 10/01/37	1,717,436
	1,500	5.500%, TBA 30 YR(i)	1,595,859
	338	6.000%, 01/01/34	371,844
	109	7.000%, 10/01/31 - 05/01/32	125,943
	496	Federal National Mortgage Association, 3.500%, 06/01/39	467,541
	2,000	3.500%, TBA 15 YR(i)	1,999,687
	500	4.000%, TBA 15 YR(i)	513,750
	3,000	4.000%, TBA 30 YR(i)	2,950,314
	1,000	4.000%, TBA 30 YR(i)	980,312
	1,031	4.500%, 07/01/19 - 03/01/34	1,073,132
	1,416	5.000%, 10/01/18 - 02/01/36	1,493,593
	4,000	5.000%, TBA 30 YR(i)	4,171,252
	4,699	5.500%, 12/01/16 - 07/01/34	5,059,997
	447	5.615%, 07/01/37(c)	476,130
	2,784	6.000%, 09/01/17 - 08/01/38	3,060,272
	2,790	6.500%, 05/01/13 - 10/01/37	3,149,537
	65	7.000%, 06/01/32	75,060
	5	7.500%, 09/01/30	6,019
	11	8.000%, 12/01/23	12,493
	10	8.500%, 02/01/28	11,763
	1,500	Government National Mortgage Association, 4.000%, TBA 30 YR(i)	1,500,000
	4,250	4.500%, TBA 30 YR(i)	4,376,170
	500	5.000%, TBA 30 YR(i)	530,390
	2,331	5.500%, 07/15/33 - 02/15/36	2,541,941
	1,000	6.000%, TBA 30 YR(i)	1,100,000
	467	6.500%, 09/15/23 - 08/15/32	529,523
	98	7.000%, 06/15/24 - 05/15/31	112,610
	9	7.500%, 04/15/29 - 05/15/31	10,322
	93	8.000%, 08/15/22 - 06/15/25	108,572

		Total mortgage backed securities (cost $43,596,042)	45,151,605

MUNICIPAL BONDS 0.4%
Aa3	220	Bay Area Toll Auth. Toll Brdg. Rev., Build America Bonds, 6.263%, 04/01/49	221,630

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	75

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MUNICIPAL BONDS (Continued)
A1	$160	Chicago O’Hare Int’l. Arpt., Build America Bonds, 6.395%, 01/01/40	$153,594
Aa2	160	Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, Build America Bonds, 6.731%, 07/01/43	156,603
A3	165	New Jersey State Tpk. Auth. Rev.,Tax. Issuer Subs., Ser. F, Build America Bonds, 7.414%, 01/01/40	184,722
Aa1	190	New York City Trans. Fin. Auth.,Tax. Future, Tax. Secd. Sub., Ser. C-2, Build America Bonds, 5.767%, 08/01/36	190,410
Aa1	65	Ohio State University Gen. Rcpts., Build America Bonds, 4.910%, 06/01/40	59,755
Aaa	45	Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld Fd. B-2 Wtr. Quality, Build America Bonds, 4.879%, 12/01/34	43,132
Aa2	70	Oregon State Dept. of Trans. Hwy. User Tax Rev., Taxable Sub. Lien., Ser. A, Build America Bonds, 5.834%, 11/15/34	70,013
Aa3	80	Pennsylvania State Turnpike Commission Rev., Ser. B, Build America Bonds, 5.511%, 12/01/45	70,432
A1	210	State of California, GO, Build America Bonds, 7.300%, 10/01/39	222,869
A1	90	State of California, GO, Tax. Var. Purp., Build America Bonds, 7.500%, 04/01/34	97,165
A1	40	7.550%, 04/01/39	43,680
Aaa	50	Texas State Trans. Commission Rev., Taxable First Tier, Ser. B, Build America Bonds, 5.028%, 04/01/26	49,317

		Total municipal bonds (cost $1,570,906)	1,563,322

SOVEREIGN
Aa2	125	Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A, 6.400%, 01/20/40 (cost $124,731)	131,562

See Notes to Financial Statements.

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Principal Amount (000)#	Description	Value (Note 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.2%
$ 135	Federal Home Loan Banks, 5.500%, 07/15/36	$146,128
330	Resolution Funding Corp. Interest Strip, 3.690%, 04/15/18(j)	261,211
225	Tennessee Valley Authority, 3.875%, 02/15/21	225,743

	Total U.S. government agency obligations (cost $626,102)	633,082

U.S. GOVERNMENT TREASURY SECURITIES 4.1%
440	U.S. Treasury Bonds, 4.250%, 11/15/40	420,819
465	4.750%, 02/15/41	483,309
1,305	5.250%, 11/15/28	1,469,144
595	U.S. Treasury Notes, 2.125%, 02/29/16(b)	593,141
3,650	2.250%, 03/31/16	3,654,270
740	2.375%, 03/31/16	745,145
500	3.625%, 02/15/21(b)	507,110
3,665	U.S. Treasury Strip Coupon, 4.300%, 05/15/24(k)	2,097,095
1,880	4.330%, 08/15/24(k)	1,060,036
590	4.330%, 11/15/24(k)	327,507
500	4.360%, 02/15/25(k)	273,413
1,500	4.920%, 05/15/22(k)	964,626
885	5.440%, 11/15/23(k)	521,388
1,600	5.980%, 05/15/25(k)	861,875
790	6.420%, 08/15/26(k)	394,602

	Total U.S. government treasury securities (cost $14,175,458)	14,373,480

	Total long-term investments (cost $289,687,282)	341,455,964

SHORT-TERM INVESTMENTS 10.5%

U.S. GOVERNMENT TREASURY SECURITIES 0.2%
70	U.S. Treasury Bills, 0.130%, 09/15/11(h)(l)	69,948
500	0.180%, 06/16/11(h)(l)	499,921

	Total U.S. government treasury securities (cost $569,768)	569,869

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	77

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)
AFFILIATED MUTUAL FUNDS 10.3%
2,230,981	Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund(m) (cost $21,721,032)	$20,168,071
16,080,379	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(m)(n) (cost $16,080,379; includes $3,626,808 of cash collateral received for securities on loan)	16,080,379

	Total affiliated mutual funds (cost $37,801,411)	36,248,450

	Total short-term investments (cost $38,371,179)	36,818,319

	Total Investments, Before Security Sold Short 107.6% (cost $328,058,461; Note 5)	378,274,283

Principal Amount (000)#
SECURITY SOLD SHORT (0.8%)

MORTGAGE BACKED SECURITY
$2,500	Federal National Mortgage Association, 5.500%, TBA 30 YR (proceeds received $2,669,922)	(2,673,437)

	Total Investments, Net of Security Sold Short 106.8% (cost $325,388,539)	375,600,846
	Liabilities in excess of other assets(o) (6.8%)	(23,941,513)

	Net Assets 100.0%	$351,659,333

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

GO—General Obligation

HFC—Housing Finance Corp.

LLC—Limited Liability Corp.

LP—Limited Partnership

MTN—Medium Term Note

NR—Not Rated

REIT—Real Estate Investment Trust

SA—Special Assessment

Strip—Separate trading of registered interest and principal of securities

TBA—To Be Announced

See Notes to Financial Statements.

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†	The ratings reflected are as of March 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,555,772; cash collateral of $3,626,808 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2011.
(d)	Indicates a security that has been deemed illiquid.
(e)	Standard and Poor’s Rating.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $839,116. The aggregate value of $928,279 is approximately 0.3% of net assets.
(h)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(i)	Principal amount of $22,750,000 represents a to-be announced (“TBA”) mortgage dollar roll.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at March 31, 2011.
(k)	The rate shown is the effective yield at March 31, 2011.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 - Prudential Core Short-Term Bond Fund.
(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at March 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2011	Unrealized Appreciation (Depreciation)
	Long Positions:
36	2 Year U.S. Treasury Notes	Jun. 2011	$7,847,232	$7,852,500	$5,268
152	5 Year U.S. Treasury Notes	Jun. 2011	17,731,920	17,751,937	20,017
5	EMINI MSCI EAFE	Jun. 2011	399,386	421,750	22,364
75	S & P EMINI	Jun. 2011	4,932,727	4,953,750	21,023

					68,672

	Short Positions:
35	10 Year U.S. Treasury Notes	Jun. 2011	$4,174,723	$4,166,094	$8,629
69	U.S. Treasury Long Term Bonds	Jun. 2011	8,202,891	8,292,937	(90,046)
9	U.S. Ultra Bonds	Jun. 2011	1,114,145	1,112,063	2,082

					(79,335)

					$(10,663)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	79

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Interest rate swap agreements outstanding at March 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Citibank NA(a)	03/15/16	$670	2.555%	3 month LIBOR	$(5,574)	$—	$(5,574)
Morgan Stanley Capital Services, Inc.(a)	02/16/16	865	2.555	3 month LIBOR	(9,628)	—	(9,628)
Citibank NA(b)	03/15/16	450	2.404	3 month LIBOR	81	—	81
Citibank NA(b)	03/23/16	220	2.251	3 month LIBOR	(1,549)	—	(1,549)
Citibank NA(b)	08/15/26	1,580	4.084	3 month LIBOR	(2,998)	—	(2,998)
Morgan Stanley Capital Services, Inc.(b)	03/08/16	445	2.387	3 month LIBOR	441	—	441
Morgan Stanley Capital Services, Inc.(b)	03/23/16	420	2.251	3 month LIBOR	(2,957)	—	(2,957)

					$(22,184)	$—	$(22,184)

(a)	The Series pays the fixed rate and receives the floating rate.
(b)	The Series pays the floating rate and receives the fixed rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate Issues—Buy Protections(1):
Barclays Bank PLC	09/20/12	$700	0.595%	Fortune Brands, Inc. 5.375%, due 01/15/16	$(3,262)	$—	$(3,262)
Deutsche Bank AG	03/20/14	300	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/12	(55,511)	—	(55,511)
JPMorgan Chase Bank	06/20/14	240	0.650%	Bunge Ltd. Finance Corp. 5.350%, due 04/15/14	2,679	—	2,679
Merrill Lynch Capital Services, Inc.	06/20/18	500	1.130%	Spectra Energy Capital LLC 6.250%, due 02/15/13	(12,056)	—	(12,056)

See Notes to Financial Statements.

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Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on Corporate Issues—Buy Protections(1) (cont’d.):
Merrill Lynch Capital Services, Inc.	06/20/18	$500	1.450%	Starwood Hotel & Resorts Worldwide, Inc. 6.750%, due 05/15/18	$5,490	$—	$5,490
Merrill Lynch Capital Services, Inc.	06/20/18	300	3.050%	SLM Corp. 5.125%, due 08/27/12	1,240	—	1,240
Morgan Stanley Capital Services, Inc.	06/20/18	500	0.970%	Simon Property Group L.P. 5.250%, due 12/01/16	2,130	—	2,130
Morgan Stanley Capital Services, Inc.	06/20/18	300	1.000%	Newell Rubbermaid, Inc. zero, due 07/15/28	13,111	—	13,111

					$(46,179)	$—	$(46,179)

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	81

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$221,703,970	$—	$—
Exchange Traded Fund	240,360	—	—
Preferred Stocks	363,555	—	—
Right	1,110	—	—
Warrant	24	—	—
Corporate Bonds	—	36,279,519	—
Asset Backed Securities	—	2,049,658	—
Collateralized Mortgage Obligations	—	1,833,964	—
Commercial Mortgage Backed Securities	—	15,303,000	—
Foreign Agencies	—	1,827,753	—
Mortgage Backed Securities	—	45,151,605	—
Municipal Bonds	—	1,563,322	—
Sovereign	—	131,562	—
U.S. Government Agency Obligations	—	633,082	—
U.S. Government Treasury Securities	—	14,943,349	—
Affiliated Mutual Funds	36,248,450	—	—
Security Sold Short	—	(2,673,437)	—
Other Financial Instruments*
Futures	(10,663)	—	—
Interest Rate Swaps	—	(22,184)	—
Credit Default Swaps	—	(46,179)	—

Total	$258,546,806	$116,975,014	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 was as follows:

Mortgage Backed Securities	12.8%
Affiliated Mutual Funds (including 1.0% of collateral received for securities on loan)	10.3
Oil, Gas & Consumable Fuels	6.5
Commercial Mortgage Backed Securities	4.4
U.S. Government Treasury Securities	4.3
Insurance	3.0
Pharmaceuticals	2.9
Software	2.6
Diversified Financial Services	2.5

See Notes to Financial Statements.

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Computers & Peripherals	2.4%
Banking	2.3
Commercial Banks	2.1
Machinery	2.1
Industrial Conglomerates	1.8
Semiconductors & Semiconductor Equipment	1.8
Chemicals	1.7
Healthcare Providers & Services	1.7
IT Services	1.6
Capital Markets	1.5
Diversified Telecommunication Services	1.5
Media	1.5
Food Products	1.4
Healthcare Equipment & Supplies	1.4
Hotels, Restaurants & Leisure	1.4
Energy Equipment & Services	1.3
Aerospace & Defense	1.2
Beverages	1.2
Electric Utilities	1.2
Internet Software & Services	1.2
Metals & Mining	1.2
Real Estate Investment Trusts	1.2
Communications Equipment	1.1
Household Products	1.1
Tobacco	1.1
Specialty Retail	1.0
Food & Staples Retailing	0.9
Air Freight & Logistics	0.8
Consumer Finance	0.8
Electric	0.8
Multiline Retail	0.8
Life Sciences Tools & Services	0.7
Road & Rail	0.7
Telecommunications	0.7
Electrical Equipment	0.6
Non Captive Finance	0.6
Biotechnology	0.5
Collateralized Mortgage Obligations	0.5
Foods	0.5
Foreign Agencies	0.5
Multi-Utilities	0.5
Residential Mortgage Backed Securities	0.5
Textiles, Apparel & Luxury Goods	0.5
Healthcare Insurance	0.4
Metals	0.4
Municipal Bonds	0.4
Airlines	0.3
Auto Components	0.3
Consumer	0.3

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	83

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Electronic Equipment, Instruments & Components	0.3%
Healthcare & Pharmaceutical	0.3
Household Durables	0.3
Media & Entertainment	0.3
Office Electronics	0.3
Real Estate Management & Development	0.3
Technology	0.3
Automobiles	0.2
Cable	0.2
Capital Goods	0.2
Commercial Services & Supplies	0.2
Diversified Consumer Services	0.2
Energy—Other	0.2
Gas Utilities	0.2
Lodging	0.2
Paper & Forest Products	0.2
Pipelines & Other	0.2
Retailers	0.2
Trading Companies & Distributors	0.2
U.S. Government Agency Obligations	0.2
Water Utilities	0.2
Building Materials & Construction	0.1
Construction & Engineering	0.1
Containers & Packaging	0.1
Energy—Integrated	0.1
Exchange Traded Fund	0.1
Healthcare Technology	0.1
Internet & Catalog Retail	0.1
Leisure Equipment & Products	0.1
Non-Residential Mortgage Backed Security	0.1
Paper	0.1
Personal Products	0.1
Professional Services	0.1
Railroads	0.1
Wireless Telecommunication Services	0.1

107.6
Security Sold Short	(0.8)
Liabilities in excess of other assets	(6.8)

100.0%

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

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Fair values of derivative instruments as of March 31, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swap agreements	$24,650		Unrealized depreciation on swap agreements	$70,829
Equity contracts	Due to broker—variation margin	43,387	*	—	—
Equity contracts	Unaffiliated Investments	1,134		—	—
Interest rate contracts	Unrealized appreciation on swap agreements	522		Unrealized depreciation on swap agreements	22,706
Interest rate contracts	Due to broker—variation margin	35,996	*	Due to broker—variation margin	90,046	*

Total		$105,689			$183,581

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value		Rights	Futures	Swaps	Total
Credit contracts		$—	$—	$(22,341)	$(22,341)
Equity contracts		6,829	710,975	—	717,804
Interest rate contracts			664,659	9,645	674,304

Total		$6,829	$1,375,634	$(12,696)	$1,369,767

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Futures	Swaps	Warrants	Total
Credit contracts	$—	$—	$(73,471)	$—	$(73,471)
Equity contracts	(8,354)	6,638	—	(91)	(1,807)
Interest rate contracts	—	(298,191)	(37,664)	—	(335,855)

Total	$(8,354)	$(291,553)	$(111,135)	$(91)	$(411,133)

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	85

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

For the six months ended March 31, 2011, the Series’ average volume of derivative activities is as follows:

Futures Long Position	Futures Short Position	Interest Rate Swaps	Credit Default Swaps as Buyer
(Value at Trade Date)	(Value at Trade Date)	(Notional Amount in USD (000))	(Notional Amount in USD (000))
$33,918,609	$13,914,183	$2,207	$3,640

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2011	SEMIANNUAL REPORT

Prudential Investment Portfolios, Inc./ Prudential Asset Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $3,555,772:
Unaffiliated investments (cost $290,257,050)	$342,025,833
Affiliated investments (cost $37,801,411)	36,248,450
Foreign currency, at value (cost $262,227)	270,898
Receivable for investments sold	33,170,901
Dividends and interest receivable	1,251,412
Receivable for Series shares sold	61,886
Foreign tax reclaim receivable	31,685
Unrealized appreciation on swap agreements	25,172
Prepaid expenses	3,576

Total assets	413,089,813

Liabilities
Payable for investments purchased	50,562,723
Payable to broker for collateral for securities on loan (Note 3)	3,626,808
Payable for Series shares reacquired	3,398,554
Security sold short, at value (proceeds received $2,669,922)	2,673,437
Payable to custodian	493,071
Accrued expenses and other liabilities	209,618
Management fee payable	188,508
Distribution fee payable	96,957
Unrealized depreciation on swap agreements	93,535
Affiliated transfer agent fee payable	67,935
Due to broker—variation margin	19,334

Total liabilities	61,430,480

Net Assets	$351,659,333

Net assets were comprised of:
Common stock, at par	$28,461
Paid-in capital in excess of par	359,690,573

359,719,034
Undistributed net investment income	1,191,323
Accumulated net realized loss on investment and foreign currency transactions	(59,397,030)
Net unrealized appreciation on investments and foreign currencies	50,146,006

Net assets, March 31, 2011	$351,659,333

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($279,602,535 ÷ 22,649,791 shares of common stock issued and outstanding)	$12.34
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.06

Class B
Net asset value, offering price and redemption price per share ($13,368,278 ÷ 1,078,793 shares of common stock issued and outstanding)	$12.39

Class C
Net asset value, offering price and redemption price per share ($11,403,465 ÷ 920,200 shares of common stock issued and outstanding)	$12.39

Class L
Net asset value, offering price and redemption price per share ($6,857,087 ÷ 553,671 shares of common stock issued and outstanding)	$12.38

Class M
Net asset value, offering price and redemption price per share ($1,250,631 ÷ 100,920 shares of common stock issued and outstanding)	$12.39

Class R
Net asset value, offering price and redemption price per share ($11,546 ÷ 935 shares of common stock issued and outstanding)	$12.35

Class X
Net asset value, offering price and redemption price per share ($1,325,722 ÷ 106,979 shares of common stock issued and outstanding)	$12.39

Class Z
Net asset value, offering price and redemption price per share ($37,840,069 ÷ 3,050,082 shares of common stock issued and outstanding)	$12.41

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	89

Statement of Operations

Six Months Ended March 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$2,541,930
Unaffiliated dividend income (net of foreign withholding taxes of $12,647)	2,289,606
Affiliated dividend income	172,304
Affiliated income from securities loaned, net	4,327

Total income	5,008,167

Expenses
Management fee	1,197,550
Distribution fee—Class A	410,451
Distribution fee—Class B	70,153
Distribution fee—Class C	56,768
Distribution fee—Class L	16,817
Distribution fee—Class M	8,108
Distribution fee—Class R	27
Distribution fee—Class X	7,387
Transfer agent’s fees and expenses (including affiliated expense of $161,000) (Note 3)	351,000
Custodian’s fees and expenses	99,000
Reports to shareholders	59,000
Registration fees	55,000
Audit fee	18,000
Legal fees and expenses	17,000
Directors’ fees	11,000
Insurance	5,000
Miscellaneous	68,798

Total expenses	2,451,059
Less: Expense waiver (Note 2)	(36,848)

Net expenses	2,414,211

Net investment income	2,593,956

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions (including affiliated: $(552,607))	22,299,591
Foreign currency transactions	19,557
Financial futures transactions	1,375,634
Short sale transactions	(2,070)
Swap agreement transactions	(12,696)

23,680,016

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $923,177)	13,266,643
Foreign currencies	952
Financial futures contracts	(291,553)
Short sales	(3,046)
Swap agreements	(111,135)

12,861,861

Net gain on investments and foreign currencies	36,541,877

Net Increase In Net Assets Resulting From Operations	$39,135,833

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2011	Year Ended September 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,593,956	$6,791,013
Net realized gain on investment and foreign currency transactions	23,680,016	23,614,451
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,861,861	8,288,185

Net increase in net assets resulting from operations	39,135,833	38,693,649

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(4,852,583)	(5,346,561)
Class B	(164,182)	(223,360)
Class C	(127,858)	(165,450)
Class L	(106,454)	(119,695)
Class M	(19,560)	(45,904)
Class R	(169)	(1,829)
Class X	(17,268)	(29,240)
Class Z	(880,277)	(2,280,105)

	(6,168,351)	(8,212,144)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,785,585	25,598,627
Net asset value of shares issued in reinvestment of dividends	6,016,575	8,027,809
Cost of shares reacquired	(106,885,732)	(74,139,901)

Net decrease in net assets from Series share transactions	(93,083,572)	(40,513,465)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	17,506

Total decrease	(60,116,090)	(10,014,454)

Net Assets:
Beginning of period	411,775,423	421,789,877

End of period(a)	$351,659,333	$411,775,423

(a) Includes undistributed net investment income of:	$1,191,323	$4,765,718

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	91

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as amended, as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Asset Allocation Fund (the “Series”), Prudential Jennison Growth Fund and Prudential Jennison Equity Opportunity Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Asset Allocation Fund. The financial statements of the other series are not presented herein. The Fund commenced investment operations on November 7, 1996.

The Series’ investment objective is to seek income and long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained

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from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rate of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal year, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	93

Notes to Financial Statements

(Unaudited) continued

securities held at fiscal year end. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency

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exchange rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized at all times by cash deposits with the prime broker and securities held in a segregated account at the custodian. The short stock rebate, when in excess of expenses is included in the Statement of Operations and represents the net income earned on short sale proceeds held on deposit with the prime broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales. Dividends declared on short positions are recorded on the ex-dividend date as an expense on the Statement of Operations and included in the expense ratio in the Financial Highlights. Liability for securities sold short is reported at market value on the Statement of Assets and Liabilities. The Fund records a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund records a gain if the price of the

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	95

Notes to Financial Statements

(Unaudited) continued

security declines between those dates. Short selling involves the off-balance sheet risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Swap Agreements: The Series may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign

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issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Series is subject to credit risk in the normal course of pursuing its investment objectives. The Series may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Series may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Series’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Series will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Series would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Series may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Series as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Series for the same referenced entity or index. As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of year end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	97

Notes to Financial Statements

(Unaudited) continued

of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of March 31, 2011, the Series has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

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Dollar Rolls: The Series may enter into mortgage dollar rolls in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

During the roll period, the Series forgoes principal and interest paid on the securities. The Series’ policy is to record the components of dollar rolls as purchase and sale transactions. The Series had dollar rolls outstanding as of March 31, 2011, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Series maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Series is subject to the risk that the market value of the securities the Series is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on the accrual basis. Net Investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

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Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Company is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”) and Quantitative Management Associates LLC (QMA). The subadvisory agreement provides that PIM and QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, PIM and QMA are obligated to keep certain books and records of the Series. PI pays for the services of PIM and QMA, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65% of the Series’ daily average net assets up to $1 billion and .60% of the

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average net assets of the Series in excess of $1 billion. The effective management fee rate was .65% for the six months ended March 31, 2011.

PI has contractually agreed to waive up to .02% of its management fee to the extent that the Series’ annual operating expenses exceed .86% (exclusive of taxes, interest, brokerage commissions, distribution fees and non-routine expenses) of the Series’ average net assets through January 31, 2012.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1%, ..50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended March 31, 2011, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received $44,560 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2011. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2011, it received $135, $12,365, $57, $37 and $706 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIM, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer

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Notes to Financial Statements

(Unaudited) continued

agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM is the Series’ security lending agent. For the six months ended March 31, 2011, PIM has been compensated $1,292 for these services.

The Series invests in the Prudential Core Short-Term Bond Fund, and in the Prudential Core Taxable Money Market Fund (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities other than short-term investments and U.S. Government Securities, for the six months ended March 31, 2011 were $319,352,070 and $396,770,608, respectively.

The amount of dollar rolls outstanding at March 31, 2011 was $23,310,314 (principal $22,750,000), which was 6.6% of total net assets.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$331,522,290	$52,256,982	$(5,504,989)	$46,751,993

The difference between book basis and tax basis was attributable to deferred losses on wash sales and marking to market of unrealized appreciation on passive foreign investment companies as of the most recent fiscal year end.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2010 of approximately $79,347,000 of which $38,388,000 expires in

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2017 and $40,959,000 expires in 2018. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Series is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Series elected to treat post-October currency losses of approximately $23,000 as having been incurred in the following fiscal year (September 30, 2011).

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1% if they sell these shares within 12 months of purchase, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares have a CDSC of 1% during the first 12 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Series. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M

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Notes to Financial Statements

(Unaudited) continued

shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Prudential Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

During the fiscal year ended September 30, 2010, the Series received $17,506 related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Series shares. This amount is presented in the Statement of Changes in Net Assets. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z, each of which consists of 200 million, 125 million, 125 million, 125 million, 125 million, 75 million, 150 million, and 75 million authorized shares, respectively. As of March 31, 2011, PI owned 249 Class R shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2011:
Shares sold	248,365	$2,963,252
Shares issued in reinvestment of dividends	405,787	4,719,302
Shares reacquired	(1,698,965)	(20,188,985)

Net increase (decrease) in shares outstanding before conversion	(1,044,813)	(12,506,431)
Shares issued upon conversion from Class B, M and X	225,110	2,692,771

Net increase (decrease) in shares outstanding	(819,703)	$(9,813,660)

Year ended September 30, 2010:
Shares sold	614,315	$6,680,936
Shares issued in reinvestment of dividends	487,207	5,183,879
Shares reacquired	(4,366,925)	(47,501,908)

Net increase (decrease) in shares outstanding before conversion	(3,265,403)	(35,637,093)
Shares issued upon conversion from Class B, M and X	447,594	4,869,238

Net increase (decrease) in shares outstanding	(2,817,809)	$(30,767,855)

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Class B	Shares	Amount
Six months ended March 31, 2011:
Shares sold	66,755	$798,516
Shares issued in reinvestment of dividends	13,820	161,696
Shares reacquired	(84,159)	(1,006,427)

Net increase (decrease) in shares outstanding before conversion	(3,584)	(46,215)
Shares reacquired upon conversion into Class A	(150,182)	(1,803,580)

Net increase (decrease) in shares outstanding	(153,766)	$(1,849,795)

Year ended September 30, 2010:
Shares sold	142,730	$1,562,957
Shares issued in reinvestment of dividends	20,575	220,359
Shares reacquired	(331,040)	(3,610,660)

Net increase (decrease) in shares outstanding before conversion	(167,735)	(1,827,344)
Shares reacquired upon conversion into Class A	(222,575)	(2,429,197)

Net increase (decrease) in shares outstanding	(390,310)	$(4,256,541)

Class C
Six months ended March 31, 2011:
Shares sold	44,690	$533,114
Shares issued in reinvestment of dividends	10,392	121,581
Shares reacquired	(116,424)	(1,391,209)

Net increase (decrease) in shares outstanding	(61,342)	$(736,514)

Year ended September 30, 2010:
Shares sold	50,622	$551,178
Shares issued in reinvestment of dividends	14,660	157,011
Shares reacquired	(279,944)	(3,056,393)

Net increase (decrease) in shares outstanding	(214,662)	$(2,348,204)

Class L
Six months ended March 31, 2011:
Shares sold	3,930	$47,520
Shares issued in reinvestment of dividends	8,402	98,135
Shares reacquired	(50,634)	(595,769)

Net increase (decrease) in shares outstanding	(38,302)	$(450,114)

Year ended September 30, 2010:
Shares sold	3,186	$34,685
Shares issued in reinvestment of dividends	10,635	113,577
Shares reacquired	(63,243)	(693,258)

Net increase (decrease) in shares outstanding	(49,422)	$(544,996)

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Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Six months ended March 31, 2011:
Shares sold	1,015	$12,334
Shares issued in reinvestment of dividends	1,652	19,333
Shares reacquired	(12,437)	(148,192)

Net increase (decrease) in shares outstanding before conversion	(9,770)	(116,525)
Shares reacquired upon conversion into Class A	(55,705)	(671,324)

Net increase (decrease) in shares outstanding	(65,475)	$(787,849)

Year ended September 30, 2010:
Shares sold	7,441	$80,239
Shares issued in reinvestment of dividends	4,162	44,576
Shares reacquired	(60,278)	(655,588)

Net increase (decrease) in shares outstanding before conversion	(48,675)	(530,773)
Shares reacquired upon conversion into Class A	(150,737)	(1,646,181)

Net increase (decrease) in shares outstanding	(199,412)	$(2,176,954)

Class R
Six months ended March 31, 2011:
Shares sold	38	$447
Shares issued in reinvestment of dividends	15	169
Shares reacquired	(1)	(8)

Net increase (decrease) in shares outstanding	52	$608

Year ended September 30, 2010:
Shares sold	783	$8,448
Shares issued in reinvestment of dividends	14	144
Shares reacquired	(9,262)	(100,945)

Net increase (decrease) in shares outstanding	(8,465)	$(92,353)

Class X
Six months ended March 31, 2011:
Shares issued in reinvestment of dividends	1,452	$16,983
Shares reacquired	(15,368)	(184,376)

Net increase (decrease) in shares outstanding before conversion	(13,916)	(167,393)
Shares reacquired upon conversion into Class A	(18,212)	(217,867)

Net increase (decrease) in shares outstanding	(32,128)	$(385,260)

Year ended September 30, 2010:
Shares sold	464	$5,056
Shares issued in reinvestment of dividends	2,642	28,295
Shares reacquired	(30,118)	(327,249)

Net increase (decrease) in shares outstanding before conversion	(27,012)	(293,898)
Shares reacquired upon conversion into Class A	(72,793)	(793,860)

Net increase (decrease) in shares outstanding	(99,805)	$(1,087,758)

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Class Z	Shares	Amount
Six months ended March 31, 2011:
Shares sold	290,110	$3,430,402
Shares issued in reinvestment of dividends	75,289	879,376
Shares reacquired	(7,070,562)	(83,370,766)

Net increase (decrease) in shares outstanding	(6,705,163)	$(79,060,988)

Year ended September 30, 2010:
Shares sold	1,526,148	$16,675,128
Shares issued in reinvestment of dividends	213,480	2,279,968
Shares reacquired	(1,665,363)	(18,193,900)

Net increase (decrease) in shares outstanding	74,265	$761,196

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of .10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of .15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended March 31, 2011.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	107

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)		2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.31		$10.52		$11.08	$14.62		$14.17	$14.00
Income (loss) from investment operations:
Net investment income	.08		.17		.22	.28		.29	.28
Net realized and unrealized gain (loss) on investment transactions	1.16		.83		(.48)	(2.46)		1.25	.79
Total from investment operations	1.24		1.00		(.26)	(2.18)		1.54	1.07
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.21)		(.30)	(.30)		(.30)	(.22)
Distributions from net realized gains	-		-		-	(1.06)		(.79)	(.68)
Total dividends and distributions	(.21)		(.21)		(.30)	(1.36)		(1.09)	(.90)
Capital Contributions (Note 6)	-		-	(f)	-	-		-	-
Net asset value, end of period	$12.34		$11.31		$10.52	$11.08		$14.62	$14.17
Total Return(b):	11.18%		9.61%		(1.79)%	(16.22)%		11.34%	7.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$279,602		$265,496		$276,469	$328,706		$436,337	$415,486
Average net assets (000)	$274,386		$272,202		$259,847	$390,410		$430,168	$415,508
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.30%	(e)(g)	1.28%	(e)	1.25% (e)	1.16%	(d)(e)	1.10% (d)	1.08% (d)
Expenses, excluding distribution and service (12b-1) fees	1.00%	(e)(g)	.98%	(e)	.95% (e)	.88%	(e)	.85%	.83%
Net investment income	1.42%	(e)(g)	1.60%	(e)	2.41% (e)	2.16%	(e)	2.00%	2.05%
For Class A, B, C, L, M, R, X and Z shares:
Portfolio turnover rate	111%	(h)	185%		259%	298%		226%	152%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Prior to January 31, 2008, the distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class A. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.32%,1.02% and 1.40%, respectively, for the six months ended March 31, 2011, 1.30%,1.00% and 1.58%, respectively, for the year ended September 30, 2010, 1.27%, .97% and 2.39%, respectively, for the year ended September 30, 2009 and 1.18%, .90% and 2.14%, respectively, for the year ended September 30, 2008.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$10.53		$11.04	$14.57	$14.11	$13.94
Income (loss) from investment operations:
Net investment income	.04		.10		.16	.18	.18	.18
Net realized and unrealized gain (loss) on investment transactions	1.16		.83		(.47)	(2.45)	1.26	.78
Total from investment operations	1.20		.93		(.31)	(2.27)	1.44	.96
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.14)		(.20)	(.20)	(.19)	(.11)
Distributions from net realized gains	-		-		-	(1.06)	(.79)	(.68)
Total dividends and distributions	(.13)		(.14)		(.20)	(1.26)	(.98)	(.79)
Capital Contributions (Note 6)	-		-	(e)	-	-	-	-
Net asset value, end of period	$12.39		$11.32		$10.53	$11.04	$14.57	$14.11
Total Return(b):	10.71%		8.92%		(2.49)%	(16.86)%	10.58%	7.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,368		$13,952		$17,090	$26,977	$46,486	$52,601
Average net assets (000)	$14,069		$15,682		$18,440	$37,753	$50,122	$64,048
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.00%	(d)(f)	1.98%	(d)	1.95% (d)	1.88% (d)	1.85%	1.83%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(d)(f)	.98%	(d)	.95% (d)	.88% (d)	.85%	.83%
Net investment income	.73%	(d)(f)	.91%	(d)	1.75% (d)	1.44% (d)	1.25%	1.29%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class B. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.02%,1.02% and .71%, respectively, for the six months ended March 31, 2011, 2.00%, 1.00% and .89% respectively, for the year ended September 30, 2010, 1.97%, ..97% and 1.73%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.42%, respectively, for the year ended September 30, 2008.

(e) Less than $.005 per share.

(f) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	109

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$10.53		$11.04	$14.57	$14.11	$13.95
Income (loss) from investment operations:
Net investment income	.04		.10		.16	.18	.17	.18
Net realized and unrealized gain (loss) on investment transactions	1.16		.83		(.47)	(2.45)	1.27	.77
Total from investment operations	1.20		.93		(.31)	(2.27)	1.44	.95
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.14)		(.20)	(.20)	(.19)	(.11)
Distributions from net realized gains	-		-		-	(1.06)	(.79)	(.68)
Total dividends and distributions	(.13)		(.14)		(.20)	(1.26)	(.98)	(.79)
Capital Contributions (Note 6)	-		-	(e)	-	-	-	-
Net asset value, end of period	$12.39		$11.32		$10.53	$11.04	$14.57	$14.11
Total Return(b):	10.71%		8.92%		(2.49)%	(16.86)%	10.58%	7.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,403		$11,111		$12,599	$16,393	$25,379	$13,287
Average net assets (000)	$11,385		$11,986		$12,415	$21,104	$19,954	$13,413
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.00%	(d)(f)	1.98%	(d)	1.95% (d)	1.88% (d)	1.85%	1.83%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(d)(f)	.98%	(d)	.95% (d)	.88% (d)	.85%	.83%
Net investment income	.72%	(d)(f)	.90%	(d)	1.72% (d)	1.44% (d)	1.21%	1.30%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class C. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.02%,1.02% and .70%, respectively, for the six months ended March 31, 2011, 2.00%, 1.00% and .88%, respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.70%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.42%, respectively, for the year ended September 30, 2008.

(e) Less than $.005 per share.

(f) Annualized.

See Notes to Financial Statements.

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Class L Shares
	Six Months Ended March 31,		Year Ended September 30,				March 26, 2007(b) through September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.34		$10.54		$11.09	$14.62	$14.13
Income (loss) from investment operations:
Net investment income	.07		.15		.21	.25	.12
Net realized and unrealized gain (loss) on investment transactions	1.16		.84		(.49)	(2.46)	.37
Total from investment operations	1.23		.99		(.28)	(2.21)	.49
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.19)		(.27)	(.26)	-
Distributions from net realized gains	-		-		-	(1.06)	-
Total dividends and distributions	(.19)		(.19)		(.27)	(1.32)	-
Capital Contributions (Note 6)	-		-	(g)	-	-	-
Net asset value, end of period	$12.38		$11.34		$10.54	$11.09	$14.62
Total Return(c):	11.03%		9.50%		(2.05)%	(16.41)%	3.47%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,857		$6,712		$6,762	$8,160	$11,874
Average net assets (000)	$6,745		$6,810		$6,392	$10,201	$11,940
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.50%	(e)(f)	1.48%	(e)	1.45% (e)	1.38% (e)	1.35%	(f)
Expenses, excluding distribution and service (12b-1) fees	1.00%	(e)(f)	.98%	(e)	.95% (e)	.88% (e)	.85%	(f)
Net investment income	1.22%	(e)(f)	1.40%	(e)	2.21% (e)	1.94% (e)	1.62%	(f)

(a) Calculations are based on average shares outstanding during the period.

(b) Commencement of operations.

(c) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class L. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.52%,1.02% and 1.20%, respectively, for the six months ended March 31, 2011, 1.50%, 1.00% and 1.38%, respectively, for the year ended September 30, 2010, 1.47%, .97% and 2.19%, respectively, for the year ended September 30, 2009 and 1.40%, .90% and 1.92%, respectively, for the year ended September 30, 2008.

(f) Annualized.

(g) Less than $.005 per share.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	111

Financial Highlights

(Unaudited) continued

Class M Shares
	Six Months Ended March 31,		Year Ended September 30,				March 26, 2007(b) through September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$10.53		$11.04	$14.57	$14.12
Income (loss) from investment operations:
Net investment income	.04		.10		.17	.18	.08
Net realized and unrealized gain (loss) on investment transactions	1.16		.83		(.48)	(2.45)	.37
Total from investment operations	1.20		.93		(.31)	(2.27)	.45
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.14)		(.20)	(.20)	-
Distributions from net realized gains	-		-		-	(1.06)	-
Total dividends and distributions	(.13)		(.14)		(.20)	(1.26)	-
Capital Contributions (Note 6)	-		-	(g)	-	-	-
Net asset value, end of period	$12.39		$11.32		$10.53	$11.04	$14.57
Total Return(c):	10.71%		8.92%		(2.49)%	(16.86)%	3.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,251		$1,883		$3,853	$8,812	$25,279
Average net assets (000)	$1,626		$2,794		$5,042	$15,838	$29,898
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.00%	(e)(f)	1.98%	(e)	1.95% (e)	1.88% (e)	1.85%	(f)
Expenses, excluding distribution and service (12b-1) fees	1.00%	(e)(f)	.98%	(e)	.95% (e)	.88% (e)	.85%	(f)
Net investment income	.71%	(e)(f)	.91%	(e)	1.80% (e)	1.42% (e)	1.08%	(f)

(a) Calculations are based on average shares outstanding during the period.

(b) Commencement of operations.

(c) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class M. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.02%,1.02% and .69%, respectively, for the six months ended March 31, 2011, 2.00%, 1.00% and .89%, respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.78%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.40%, respectively, for the year ended September 30, 2008.

(f) Annualized.

(g) Less than $.005 per share.

See Notes to Financial Statements.

112	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.31		$10.52		$11.09	$14.62	$14.16	$14.00
Income (loss) from investment operations:
Net investment income	.07		.14		.20	.25	.25	.24
Net realized and unrealized gain (loss) on investment transactions	1.16		.84		(.50)	(2.46)	1.27	.78
Total from investment operations	1.23		.98		(.30)	(2.21)	1.52	1.02
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.19)		(.27)	(.26)	(.27)	(.18)
Distributions from net realized gains	-		-		-	(1.06)	(.79)	(.68)
Total dividends and distributions	(.19)		(.19)		(.27)	(1.32)	(1.06)	(.86)
Capital Contributions (Note 6)	-		-	(f)	-	-	-	-
Net asset value, end of period	$12.35		$11.31		$10.52	$11.09	$14.62	$14.16
Total Return(b):	10.97%		9.42%		(2.24)%	(16.41)%	11.13%	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12		$10		$98	$893	$1,181	$1,015
Average net assets (000)	$11		$49		$506	$1,008	$1,105	$293
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.50%	(e)(g)	1.48%	(e)	1.45% (e)	1.38% (e)	1.35%	1.33%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(e)(g)	.98%	(e)	.95% (e)	.88% (e)	.85%	.83%
Net investment income	1.22%	(e)(g)	1.43%	(e)	2.25% (e)	1.94% (e)	1.76%	1.94%

(a) Calculations are based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The distributor of the Series contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class R. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.52%,1.02% and 1.20%, respectively, for the six months ended March 31, 2011, 1.50%, 1.00% and 1.41%, respectively, for the year ended September 30, 2010, 1.47%, .97% and 2.23%, respectively, for the year ended September 30, 2009 and 1.40%, .90% and 1.92%, respectively, for the year ended September 30, 2008.

(f) Less than $.005 per share.

(g) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	113

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended March 31,		Year Ended September 30,				March 26, 2007(b) through September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$10.53		$11.04	$14.57	$14.12
Income (loss) from investment operations:
Net investment income	.04		.10		.16	.18	.08
Net realized and unrealized gain (loss) on investment transactions	1.16		.83		(.47)	(2.45)	.37
Total from investment operations	1.20		.93		(.31)	(2.27)	.45
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.14)		(.20)	(.20)	-
Distributions from net realized gains	-		-		-	(1.06)	-
Total dividends and distributions	(.13)		(.14)		(.20)	(1.26)	-
Capital Contributions (Note 6)	-		-	(g)	-	-	-
Net asset value, end of period	$12.39		$11.32		$10.53	$11.04	$14.57
Total Return(c):	10.71%		8.92%		(2.49)%	(16.86)%	3.19%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,326		$1,575		$2,516	$4,192	$7,157
Average net assets (000)	$1,481		$1,929		$2,815	$5,838	$7,694
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.00%	(e)(f)	1.98%	(e)	1.95% (e)	1.88% (e)	1.85%	(f)
Expenses, excluding distribution and service (12b-1) fees	1.00%	(e)(f)	.98%	(e)	.95% (e)	.88% (e)	.85%	(f)
Net investment income	.72%	(e)(f)	.91%	(e)	1.75% (e)	1.43% (e)	1.09%	(f)

(a) Calculations are based on average shares outstanding during the period.

(b) Commencement of operations.

(c) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class X. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.02%,1.02% and .70%, respectively, for the six months ended March 31, 2011, 2.00%, 1.00% and .89%, respectively, for the year ended September 30, 2010, 1.97%, .97% and 1.73%, respectively, for the year ended September 30, 2009 and 1.90%, .90% and 1.41%, respectively, for the year ended September 30, 2008.

(f) Annualized.

(g) Less than $.005 per share.

See Notes to Financial Statements.

114	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.38		$10.58		$11.15	$14.71	$14.25	$14.08
Income (loss) from investment operations:
Net investment income	.10		.21		.25	.31	.32	.32
Net realized and unrealized gain (loss) on investment transactions	1.18		.83		(.48)	(2.47)	1.27	.78
Total from investment operations	1.28		1.04		(.23)	(2.16)	1 .59	1.10
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.24)		(.34)	(.34)	(.34)	(.25)
Distributions from net realized gains	-		-		-	(1.06)	(.79)	(.68)
Total dividends and distributions	(.25)		(.24)		(.34)	(1.40)	(1.13)	(.93)
Capital Contributions (Note 6)	-		-	(e)	-	-	-	-
Net asset value, end of period	$12.41		$11.38		$10.58	$11.15	$14.71	$14.25
Total Return(b):	11.34%		9.95%		(1.47)%	(16.03)%	11.64%	8.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,840		$111,036		$102,402	$117,549	$156,599	$164,649
Average net assets (000)	$59,786		$107,157		$93,145	$140,799	$163,110	$168,165
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.00%	(d)(f)	.98%	(d)	.95% (d)	.88% (d)	.85%	.83%
Expenses, excluding distribution and service (12b-1) fees	1.00%	(d)(f)	.98%	(d)	.95% (d)	.88% (d)	.85%	.83%
Net investment income	1.69%	(d)(f)	1.90%	(d)	2.71% (d)	2.44% (d)	2.25%	2.30%

(a) Calculations are based on average shares outstanding during the period

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) As of March 23, 2007, the manager of the Series has agreed to reimburse up to .02% of the Series’ management fee in order to limit operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) when such expense ratio before waiver exceeds .86% of the average daily net assets of Class Z. If the manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.02%,1.02% and 1.67%, respectively, for the six months ended March 31, 2011, 1.00%, 1.00% and 1.88%, respectively, for the year ended September 30, 2010, .97%, .97% and 2.69%, respectively, for the year ended September 30, 2009 and .90%, .90% and 2.42%, respectively, for the year ended September 30, 2008.

(e) Less than $.005 per share.

(f) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Fund	115

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Prudential Investment Management, Inc. Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102 Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Asset Allocation Fund
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PIBAX	PBFBX	PABCX	N/A	DAAMX	PALRX	N/A	PABFX
CUSIP	74437E883	74437E875	74437E867	74437E586	74437E578	74437E636	74437E560	74437E859

MF185E2     0201200-00001-00

SEMIANNUAL REPORT	MARCH 31, 2011

Prudential Jennison

Growth Fund

Fund Type Large-cap stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 16, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.08%; Class B, 1.78%; Class C, 1.78%; Class R, 1.53%; Class Z, 0.78%. Net operating expenses: Class A, 1.08%; Class B, 1.78%; Class C, 1.78%; Class R, 1.28%; Class Z, 0.78%, after contractual reduction through 1/31/2012 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 3/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	16.42%	13.00%	15.29%	26.32%	—
Class B	15.96	12.22	11.25	17.43	—
Class C	16.01	12.20	11.45	17.64	—
Class R	16.27	12.79	14.45	N/A	33.33% (12/17/04)
Class Z	16.55	13.31	16.90	29.68	—
Russell 1000 Growth Index	18.57	18.26	23.66	34.28	—
S&P 500 Index	17.31	15.66	13.85	38.28	—
Lipper Average	17.31	16.06	15.87	28.92	—

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Class A		6.79%	1.73%	1.79%	—
Class B		7.22	1.97	1.62	—
Class C		11.20	2.19	1.64	—
Class R		12.79	2.74	N/A	4.68% (12/17/04)
Class Z		13.31	3.17	2.63	—
Russell 1000 Growth Index		18.26	4.34	2.99	—
S&P 500 Index		15.66	2.63	3.29	—
Lipper Average		16.06	2.91	2.47	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A or Class C shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index comprising those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit relatively high price-to-book ratios, price-to-earnings ratios, forecasted growth rates, and relatively low dividend yields. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return is 34.19% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return is 4.82% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 24.46% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 3.56% for Class R.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 27.89% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 3.94% for Class R.

Investors cannot invest directly in an index or average. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/11 (excluding short-term investments)
Apple, Inc., Computers & Peripherals	4.7%
Amazon.com, Inc., Internet & Catalog Retail	4.0
Schlumberger Ltd., Energy Equipment & Services	3.9
International Business Machines Corp., IT Services	3.1
Oracle Corp., Software	2.7

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/11 (excluding short-term investments)
Computers & Peripherals	7.8%
Software	7.2
IT Services	6.3
Pharmaceuticals	6.1
Internet Software & Services	5.8

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2010, at the beginning of the period, and held through the six-month period ended March 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Growth Fund		Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,164.20	1.08%	$5.83
	Hypothetical	$1,000.00	$1,019.55	1.08%	$5.44

Class B	Actual	$1,000.00	$1,159.60	1.78%	$9.58
	Hypothetical	$1,000.00	$1,016.06	1.78%	$8.95

Class C	Actual	$1,000.00	$1,160.10	1.78%	$9.59
	Hypothetical	$1,000.00	$1,016.06	1.78%	$8.95

Class R	Actual	$1,000.00	$1,162.70	1.28%	$6.90
	Hypothetical	$1,000.00	$1,018.55	1.28%	$6.44

Class Z	Actual	$1,000.00	$1,165.50	0.78%	$4.21
	Hypothetical	$1,000.00	$1,021.04	0.78%	$3.93

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS

Aerospace & Defense 4.8%
323,977	Boeing Co. (The)	$23,951,619
252,154	Precision Castparts Corp.(a)	37,112,026
354,223	United Technologies Corp.	29,984,977

		91,048,622

Air Freight & Logistics 1.4%
163,114	Expeditors International of Washington, Inc.	8,178,536
245,939	United Parcel Service, Inc. (Class B Stock)	18,278,187

		26,456,723

Auto Components 1.0%
246,790	BorgWarner, Inc.(a)(b)	19,666,695

Automobiles 1.1%
254,183	Bayerische Motoren Werke AG (Germany)	21,163,305

Biotechnology 2.6%
59,955	Alexion Pharmaceuticals, Inc.(b)	5,916,359
523,888	Celgene Corp.(b)	30,139,277
285,508	Vertex Pharmaceuticals, Inc.(b)	13,684,399

		49,740,035

Capital Markets 2.5%
1,168,941	Charles Schwab Corp. (The)(a)	21,076,006
159,401	Goldman Sachs Group, Inc. (The)	25,260,277

		46,336,283

Chemicals 3.7%
549,822	E.I. du Pont de Nemours & Co.	30,223,716
538,474	Monsanto Co.	38,910,131

		69,133,847

Communications Equipment 3.4%
849,163	Juniper Networks, Inc.(b)	35,732,779
531,242	QUALCOMM, Inc.	29,127,999

		64,860,778

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	7

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Computers & Peripherals 7.8%
257,128	Apple, Inc.(b)	$89,596,252
908,908	EMC Corp.(b)	24,131,507
714,324	NetApp, Inc.(a)(b)	34,416,130

		148,143,889

Consumer Finance 1.3%
562,637	American Express Co.	25,431,192

Energy Equipment & Services 4.0%
799,841	Schlumberger Ltd.	74,593,172

Food & Staples Retailing 3.2%
369,225	Costco Wholesale Corp.	27,071,577
509,046	Whole Foods Market, Inc.	33,546,131

		60,617,708

Food Products 1.0%
316,754	Mead Johnson Nutrition Co.	18,349,559

Healthcare Providers & Services 1.8%
620,130	Express Scripts, Inc.(b)	34,485,429

Hotels, Restaurants & Leisure 3.8%
60,763	Chipotle Mexican Grill, Inc.(a)(b)	16,550,019
673,516	Marriott International, Inc. (Class A Stock)(a)	23,963,699
822,457	Starbucks Corp.	30,389,786

		70,903,504

Internet & Catalog Retail 4.6%
414,444	Amazon.com, Inc.(b)	74,653,798
25,173	Priceline.com, Inc.(b)	12,748,614

		87,402,412

Internet Software & Services 5.8%
273,620	Baidu, Inc. (China), ADR(b)	37,707,572
83,895	Google, Inc. (Class A Stock)(b)	49,180,088
268,911	Mail.ru Group Ltd. (Russia), GDR, 144A(b)	8,053,884
616,585	Tencent Holdings Ltd. (China)	15,021,162

		109,962,706

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 6.3%
244,309	Cognizant Technology Solutions Corp. (Class A Stock)(b)	$19,886,753
362,898	International Business Machines Corp.	59,177,777
157,796	MasterCard, Inc. (Class A Stock)	39,720,409

		118,784,939

Life Sciences Tools & Services 2.7%
605,176	Agilent Technologies, Inc.(b)	27,099,781
339,907	Illumina, Inc.(a)(b)	23,817,284

		50,917,065

Machinery 2.9%
284,239	Deere & Co.	27,539,917
574,282	Ingersoll-Rand PLC(a)	27,743,563

		55,283,480

Media 2.4%
1,032,427	Walt Disney Co. (The)	44,487,279

Oil, Gas & Consumable Fuels 2.2%
397,472	Occidental Petroleum Corp.	41,531,849

Personal Products 1.2%
243,698	Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	23,482,739

Pharmaceuticals 6.1%
350,890	Allergan, Inc.	24,920,208
157,083	Novo Nordisk A/S (Denmark), ADR	19,671,504
1,052,897	Pfizer, Inc.	21,384,338
345,276	Shire PLC (Ireland), ADR	30,073,540
369,601	Teva Pharmaceutical Industries Ltd. (Israel), ADR	18,542,882

		114,592,472

Road & Rail 1.1%
203,964	Union Pacific Corp.	20,055,780

Semiconductors & Semiconductor Equipment 3.7%
538,504	Altera Corp.(a)	23,704,946
763,399	Atmel Corp.(b)	10,405,128
411,862	Avago Technologies Ltd.	12,808,908

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	9

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
583,981	Broadcom Corp. (Class A Stock)	$22,997,172

		69,916,154

Software 7.2%
1,523,269	Oracle Corp.	50,831,486
503,902	Red Hat, Inc.(b)	22,872,112
260,203	Salesforce.com, Inc.(a)(b)	34,757,917
339,767	VMware, Inc. (Class A Stock)(b)	27,704,601

		136,166,116

Specialty Retail 2.4%
384,000	Bed Bath & Beyond, Inc.(b)	18,535,680
321,572	Tiffany & Co.	19,757,384
249,707	Urban Outfitters, Inc.(b)	7,448,760

		45,741,824

Textiles, Apparel & Luxury Goods 5.6%
672,822	Burberry Group PLC (United Kingdom)	12,671,539
407,587	Coach, Inc.	21,210,828
70,134	LVMH Moet Hennessy Louis Vuitton SA (France)	11,102,247
429,020	NIKE, Inc. (Class B Stock)(a)	32,476,814
231,279	Polo Ralph Lauren Corp.	28,597,648

		106,059,076

Wireless Telecommunication Services 1.4%
499,310	American Tower Corp. (Class A Stock)(b)	25,874,244

	Total long-term investments (cost $1,259,703,947)	1,871,188,876

SHORT-TERM INVESTMENT 7.6%

Affiliated Money Market Mutual Fund
142,998,427	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $142,998,427; includes $142,997,959 of cash collateral received for securities on loan) (Note 3)(c)(d)	142,998,427

	Total Investments 106.6% (cost $1,402,702,374; Note 5)	2,014,187,303
	Liabilities in excess of other assets (6.6%)	(124,364,969)

	Net Assets 100.0%	$1,889,822,334

See Notes to Financial Statements.

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The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $138,787,807; cash collateral of $142,997,959 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,863,134,992	$8,053,884	$—
Affiliated Money Market Mutual Fund	142,998,427	—	—

Total	$2,006,133,419	$8,053,884	$—

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	11

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Computers & Peripherals	7.8%
Affiliated Money Market Mutual Fund (including 7.6% of collateral received for securities on loan)	7.6
Software	7.2
IT Services	6.3
Pharmaceuticals	6.1
Internet Software & Services	5.8
Textiles, Apparel & Luxury Goods	5.6
Aerospace & Defense	4.8
Internet & Catalog Retail	4.6
Energy Equipment & Services	4.0
Hotels, Restaurants & Leisure	3.8
Chemicals	3.7
Semiconductors & Semiconductor Equipment	3.7
Communications Equipment	3.4
Food & Staples Retailing	3.2
Machinery	2.9
Life Sciences Tools & Services	2.7
Biotechnology	2.6
Capital Markets	2.5
Media	2.4
Specialty Retail	2.4
Oil, Gas & Consumable Fuels	2.2
Healthcare Providers & Services	1.8
Air Freight & Logistics	1.4
Wireless Telecommunication Services	1.4
Consumer Finance	1.3
Personal Products	1.2
Automobiles	1.1
Road & Rail	1.1
Auto Components	1.0
Food Products	1.0

106.6
Liabilities in excess of other assets	(6.6)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

MARCH 31, 2011	SEMIANNUAL REPORT

Prudential Investment Portfolios, Inc./

Prudential Jennison Growth Fund

Statement of Assets and Liabilities

as of March 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $138,787,807:
Unaffiliated investments (cost $1,259,703,947)	$1,871,188,876
Affiliated investments (cost $142,998,427)	142,998,427
Receivable for investments sold	49,384,437
Receivable for Series shares sold	11,290,710
Dividends receivable	1,451,026
Foreign tax reclaim receivable	357,685
Prepaid expenses	14,167

Total assets	2,076,685,328

Liabilities
Payable to broker for collateral for securities on loan	142,997,959
Loan payable (Note 7)	28,602,000
Payable for Series shares reacquired	10,641,399
Payable for investments purchased	2,281,615
Management fee payable	947,248
Accrued expenses	593,587
Affiliated transfer agent fee payable	385,433
Distribution fee payable	332,062
Payable to custodian	81,691

Total liabilities	186,862,994

Net Assets	$1,889,822,334

Net assets were comprised of:
Common stock, at par	$99,301
Paid-in capital in excess of par	2,239,997,750

2,240,097,051
Accumulated net investment loss	(1,501,938)
Accumulated net realized loss on investment and foreign currency transactions	(960,257,708)
Net unrealized appreciation on investments and foreign currencies	611,484,929

Net assets, March 31, 2011	$1,889,822,334

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($893,142,179 ÷ 47,358,531 shares of common stock issued and outstanding)	$18.86
Maximum sales charge (5.50% of offering price)	1.10

Maximum offering price to public	$19.96

Class B
Net asset value, offering price and redemption price per share ($40,964,119 ÷ 2,451,104 shares of common stock issued and outstanding)	$16.71

Class C
Net asset value, offering price and redemption price per share ($70,978,375 ÷ 4,240,351 shares of common stock issued and outstanding)	$16.74

Class R
Net asset value, offering price and redemption price per share ($10,814,889 ÷ 625,338 shares of common stock issued and outstanding)	$17.29

Class Z
Net asset value, offering price and redemption price per share ($873,922,772 ÷ 44,625,553 shares of common stock issued and outstanding)	$19.58

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	15

Statement of Operations

Six Months Ended March 31, 2011 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $34,176)	$7,817,395
Affiliated income from securities loaned, net	79,749
Affiliated dividend income	14,617

Total income	7,911,761

Expenses
Management fee	5,476,599
Distribution fee—Class A	1,348,408
Distribution fee—Class B	219,398
Distribution fee—Class C	350,403
Distribution fee—Class R	25,755
Transfer agent’s fees and expenses (including affiliated expense of $834,500)	1,543,000
Custodian’s fees and expenses	99,000
Reports to shareholders	84,000
Registration fees	41,000
Directors’ fees	31,000
Legal fees and expenses	22,000
Insurance	21,000
Audit fee	11,000
Loan interest expense (Note 7)	5,087
Miscellaneous	13,170

Total expenses	9,290,820

Net investment loss	(1,379,059)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	122,554,675
Foreign currency transactions	(158,314)

122,396,361

Net change in unrealized appreciation (depreciation) on:
Investments	161,603,925
Foreign currencies	437

161,604,362

Net gain on investments and foreign currencies	284,000,723

Net Increase In Net Assets Resulting From Operations	$282,621,664

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2011	Year Ended September 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,379,059)	$(1,896,315)
Net realized gain on investment and foreign currency transactions	122,396,361	227,130,128
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	161,604,362	(53,573,863)

Net increase in net assets resulting from operations	282,621,664	171,659,950

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	162,955,451	338,319,960
Cost of shares reacquired	(300,361,602)	(546,613,653)

Net decrease in net assets from Series share transactions	(137,406,151)	(208,293,693)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	2,635,189

Total increase (decrease)	145,215,513	(33,998,554)

Net Assets:
Beginning of period	1,744,606,821	1,778,605,375

End of period	$1,889,822,334	$1,744,606,821

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Jennison Growth Fund (the “Series”), Prudential Jennison Equity Opportunity Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to the Prudential Jennison Growth Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 2, 1995.

The Series’ investment objective is to achieve long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such

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securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), realized and unrealized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. The Company’s expenses are allocated to the respective Series on the basis of relative net assets except for expenses that are charged directly to the Series level.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

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Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax-paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Series’ average daily net assets up to $300 million, .575% of the next $2.7 billion and .55% of the Series’ average daily net assets in excess of $3 billion. The effective management fee rate was .58% of the Series’ average daily net assets for the six months ended March 31, 2011.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees .50% of the average daily net assets of the Class R shares.

PIMS has advised the Series that it received $68,410 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2011. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2011, it received $448, $40,940 and $664 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2011, PIM has been compensated approximately $23,800 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2011 were $759,810,026 and $906,587,448, respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,423,653,191	$594,537,894	$(4,003,782)	$590,534,112

The differences between book and tax basis are primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes, the Series had a capital loss carryforward as of September 30, 2010 of approximately $1,061,703,000 of which $827,428,000 expires in 2011, $68,190,000 expires in 2012 and $166,085,000 expires in 2017. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Series is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Series has elected to treat post-October currency losses of approximately $116,000 incurred in the eleven months ended September 30, 2010 as having been incurred in the next fiscal year.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z shares of the Series. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 6.25 billion shares of $.001 par value common stock of the Company authorized which are divided into six series. There are 1.25 billion shares authorized for the Series divided into five classes, designated Class A, Class B, Class C, Class R and Class Z shares, each of which consists of 208,333,333 authorized shares. The Series also may offer Class I shares, of which 208,333,333 shares are authorized, but none are currently issued and outstanding. As of March 31, 2011, PI did not own any shares of the Series.

During the fiscal year ended September 30, 2010, the Series received $2,635,189 related to settlements of regulatory proceedings involving allegations of improper trading in Series shares. The amounts relating to a former affiliate and to an unaffiliated-third party were $2,445,247 and $189,942, respectively. This total amount is presented in the Series’ Statement of Changes in Net Assets. The Series was not involved in the proceedings or in the calculation of the amount of settlement.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2011:
Shares sold	2,954,150	$53,225,254
Shares reacquired	(7,317,508)	(132,504,672)

Net increase (decrease) in shares outstanding before conversion	(4,363,358)	(79,279,418)
Shares issued upon conversion from Class B	338,382	6,200,914
Shares reacquired upon conversion into Class Z	(73,639)	(1,343,311)

Net increase (decrease) in shares outstanding	(4,098,615)	$(74,421,815)

Year ended September 30, 2010:
Shares sold	8,801,129	$138,727,752
Shares reacquired	(23,930,480)	(391,310,414)

Net increase (decrease) in shares outstanding before conversion	(15,129,351)	(252,582,662)
Shares issued upon conversion from Class B	563,230	8,937,474

Net increase (decrease) in shares outstanding	(14,566,121)	$(243,645,188)

Class B
Six months ended March 31, 2011:
Shares sold	100,166	$1,600,355
Shares reacquired	(223,456)	(3,553,343)

Net increase (decrease) in shares outstanding before conversion	(123,290)	(1,952,988)
Shares reacquired upon conversion into Class A	(381,512)	(6,200,914)

Net increase (decrease) in shares outstanding	(504,802)	$(8,153,902)

Year ended September 30, 2010:
Shares sold	250,026	$3,541,012
Shares reacquired	(902,418)	(12,722,949)

Net increase (decrease) in shares outstanding before conversion	(652,392)	(9,181,937)
Shares reacquired upon conversion into Class A	(631,631)	(8,937,474)

Net increase (decrease) in shares outstanding	(1,284,023)	$(18,119,411)

Class C
Six months ended March 31, 2011:
Shares sold	132,117	$2,137,707
Shares reacquired	(471,735)	(7,531,044)

Net increase (decrease) in shares outstanding before conversion	(339,618)	(5,393,337)
Shares reacquired upon conversion into Class Z	(10,955)	(175,608)

Net increase (decrease) in shares outstanding	(350,573)	$(5,568,945)

Year ended September 30, 2010:
Shares sold	1,314,628	$18,951,959
Shares reacquired	(841,279)	(11,821,086)

Net increase (decrease) in shares outstanding	473,349	$7,130,873

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended March 31, 2011:
Shares sold	275,277	$4,606,204
Shares reacquired	(253,647)	(4,238,935)

Net increase (decrease) in shares outstanding	21,630	$367,269

Year ended September 30, 2010:
Shares sold	376,267	$5,523,262
Shares reacquired	(196,310)	(2,861,652)

Net increase (decrease) in shares outstanding	179,957	$2,661,610

Class Z
Six months ended March 31, 2011:
Shares sold	5,383,867	$101,385,931
Shares reacquired	(8,063,827)	(152,533,608)

Net increase (decrease) in shares outstanding before conversion	(2,679,960)	(51,147,677)
Shares issued upon conversion from Class A and Class C	80,354	1,518,919

Net increase (decrease) in shares outstanding	(2,599,606)	$(49,628,758)

Year ended September 30, 2010:
Shares sold	10,612,229	$171,575,975
Shares reacquired	(7,846,973)	(127,897,552)

Net increase (decrease) in shares outstanding	2,765,256	$43,678,423

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (“Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

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The Series utilized the SCA during the period ended March 31, 2011. The average daily balance for the 13 days the Series had loans outstanding during the period was approximately $9,583,000, borrowed at a weighted average interest rate of 1.47%. At March 31, 2011, the Series had an outstanding loan amount of $28,602,000.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011		2010	2009	2008		2007		2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.20		$14.84	$14.43	$18.22		$15.78		$15.31
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.03)	.01	(.01)		-	(b)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.68		1.37	.41	(3.78)		2.44		.50
Total from investment operations	2.66		1.34	.42	(3.79)		2.44		.47
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.01)	-	(b)	-		-
Tax return of capital distributions	-		-	- (b)	-		-		-
Total dividends and distributions	-		-	(.01)	-	(b)	-		-
Capital Contributions (Note 6):	-		.02	-	-		-		-
Net asset value, end of period	$18.86		$16.20	$14.84	$14.43		$18.22		$15.78
Total Return(c):	16.42%		9.16%	2.95%	(20.78)%		15.46%		3.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$893,142		$833,584	$979,671	$1,081,148		$1,566,814		$1,481,913
Average net assets (000)	$901,408		$946,738	$837,882	$1,374,025		$1,525,634		$1,393,481
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.08%	(g)	1.11%	1.13%	1.08%	(d)	1.02%	(d)	1.04%	(d)
Expenses, excluding distribution and service (12b-1) fees	.78%	(g)	.81%	.83%	.80%		.77%		.79%
Net investment income (loss)	(.24)%	(g)	(.18)%	.10%	(.04)%		-%	(f)	(.18)%
For Class A, B, C, R and Z shares:
Portfolio turnover rate	41%	(h)	73%	74%	83%		63%		72%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) The distributor of the Series had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(e) Does not include expenses of the underlying portfolios in which the Series invests.

(f) Less than .005%.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.41		$13.29	$13.00	$16.53	$14.42	$14.09
Income (loss) from investment operations:
Net investment loss	(.07)		(.12)	(.06)	(.12)	(.12)	(.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.37		1.22	.35	(3.41)	2.23	.46
Total from investment operations	2.30		1.10	.29	(3.53)	2.11	.33
Capital Contributions (Note 6):	-		.02	-	-	-	-
Net asset value, end of period	$16.71		$14.41	$13.29	$13.00	$16.53	$14.42
Total Return(b):	15.96%		8.43%	2.23%	(21.36)%	14.63%	2.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,964		$42,581	$56,336	$85,641	$163,232	$243,951
Average net assets (000)	$44,000		$51,415	$57,781	$127,973	$205,950	$322,042
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.78%	(d)	1.81%	1.83%	1.80%	1.77%	1.79%
Expenses, excluding distribution and service (12b-1) fees	.78%	(d)	.81%	.83%	.80%	.77%	.79%
Net investment loss	(.94)%	(d)	(.87)%	(.57)%	(.75)%	(.75)%	(.91)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.43		$13.29	$13.00	$16.53	$14.42	$14.09
Income (loss) from investment operations:
Net investment loss	(.07)		(.13)	(.07)	(.12)	(.12)	(.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.38		1.25	.36	(3.41)	2.23	.47
Total from investment operations	2.31		1.12	.29	(3.53)	2.11	.33
Capital Contributions (Note 6):	-		.02	-	-	-	-
Net asset value, end of period	$16.74		$14.43	$13.29	$13.00	$16.53	$14.42
Total Return(b):	16.01%		8.58%	2.23%	(21.36)%	14.63%	2.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$70,978		$66,240	$54,710	$56,527	$78,280	$83,123
Average net assets (000)	$70,273		$64,722	$46,097	$70,987	$79,797	$87,385
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.78%	(d)	1.81%	1.83%	1.80%	1.77%	1.79%
Expenses, excluding distribution and service (12b-1) fees	.78%	(d)	.81%	.83%	.80%	.77%	.79%
Net investment loss	(.94)%	(d)	(.88)%	(.60)%	(.76)%	(.75)%	(.99)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Annualized.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011		2010	2009		2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.87		$13.65	$13.29		$16.80	$14.59	$14.15
Income (loss) from investment operations:
Net investment loss	(.04)		(.06)	(.01)		(.04)	(.03)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.46		1.26	.37		(3.47)	2.24	.50
Total from investment operations	2.42		1.20	.36		(3.51)	2.21	.44
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(f)	-	-	-
Tax return of capital distributions	-		-	-	(f)	-	-	-
Total dividends and distributions	-		-	-	(f)	-	-	-
Capital Contributions (Note 6):	-		.02	-		-	-	-
Net asset value, end of period	$17.29		$14.87	$13.65		$13.29	$16.80	$14.59
Total Return(b):	16.27%		8.94%	2.73%		(20.89)%	15.15%	3.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,815		$8,977	$5,784		$3,067	$2,977	$179,270	(c)
Average net assets (000)	$10,330		$7,777	$3,608		$3,165	$1,849	$54,657	(c)
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.28%	(g)	1.31%	1.33%		1.30%	1.27%	1.29%
Expenses, excluding distribution and service (12b-1) fees	.78%	(g)	.81%	.83%		.80%	.77%	.79%
Net investment loss	(.45)%	(g)	(.38)%	(.12)%		(.26)%	(.20)%	(.47)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Amount is actual and not rounded.

(d) Does not include expenses of the underlying portfolios in which the Series invests.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Less than $.005 per share.

(g) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Growth Fund	31

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011		2010	2009	2008	2007	2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.80		$15.34	$14.91	$18.80	$16.25	$15.72
Income (loss) from investment operations:
Net investment income	.01		.02	.05	.04	.04	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.77		1.42	.42	(3.89)	2.51	.52
Total from investment operations	2.78		1.44	.47	(3.85)	2.55	.53
Less Dividends and Distributions:
Dividends from net investment income	-		-	(.04)	(.04)	-	-
Tax return of capital distributions	-		-	- (d)	-	-	-
Total dividends and distributions	-		-	(.04)	(.04)	-	-
Capital Contributions (Note 6):	-		.02	-	-	-	-
Net asset value, end of period	$19.58		$16.80	$15.34	$14.91	$18.80	$16.25
Total Return(b):	16.55%		9.52%	3.20%	(20.51)%	15.69%	3.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$873,923		$793,225	$682,104	$868,869	$1,100,959	$1,182,040
Average net assets (000)	$871,082		$736,912	$679,423	$1,026,959	$1,134,856	$1,305,889
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.78%	(e)	.81%	.83%	.80%	.77%	.79%
Expenses, excluding distribution and service (12b-1) fees	.78%	(e)	.81%	.83%	.80%	.77%	.79%
Net investment income	.06%	(e)	.12%	.41%	.24%	.25%	.08%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Less than $.005 per share.

(e)	Annualized.

See Notes to Financial Statements.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Growth Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Growth Fund
Share Class	A	B	C	R	Z
NASDAQ	PJFAX	PJFBX	PJFCX	PJGRX	PJFZX
CUSIP	74437E107	74437E206	74437E305	74437E651	74437E404

MF168E2    0201206-00001-00

SEMIANNUAL REPORT	MARCH 31, 2011

Prudential Jennison Equity Opportunity Fund

Fund Type Multi-cap stock Objective Long-term growth of capital

This report is not authorized for distribution

to prospective investors unless preceded or

accompanied by a current prospectus.

The views expressed in this report and

information about the Fund’s portfolio holdings

are for the period covered by this report and are

subject to change thereafter.

The accompanying financial statements as of March 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

May 16, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.16%; Class B, 1.86%; Class C, 1.86%; Class R, 1.61%; Class Z, 0.86%. Net operating expenses: Class A, 1.16%; Class B, 1.86%; Class C, 1.86%; Class R, 1.36%; Class Z, 0.86%, after contractual reduction through 1/31/2012.

Cumulative Total Returns (Without Sales Charges) as of 3/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	18.64%	17.13%	19.72%	76.41%	—
Class B	18.17	16.30	15.47	63.86	—
Class C	18.17	16.30	15.47	63.86	—
Class R	18.52	16.88	18.35	N/A	36.46% (12/17/04)
Class Z	18.83	17.45	21.46	81.17	—
S&P 500 Index	17.31	15.66	13.85	38.28	—
Lipper Multi-Cap Value Funds Average	18.96	16.02	8.88	67.21	—
Lipper Multi-Cap Core Funds Average	17.72	16.69	13.50	59.93	—

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Class A		10.69%	2.50%	5.24%	—
Class B		11.30	2.77	5.06	—
Class C		15.30	2.92	5.06	—
Class R		16.88	3.43	N/A	5.07% (12/17/04)
Class Z		17.45	3.96	6.12	—
S&P 500 Index		15.66	2.63	3.29	—
Lipper Multi-Cap Value Funds Average		16.02	1.62	5.09	—
Lipper Multi-Cap Core Funds Average		16.69	2.46	4.56	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. Under certain limited circumstances, an exchange may be made from Class A or Class C shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return is 24.46% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return is 3.56% for Class R.

Lipper Multi-Cap Core Funds Average

The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds in the Lipper Average typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 29.60% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 4.13% for Class R.

Lipper Multi-Cap Value Funds Average

The Lipper Multi-Cap Value Funds Average (Lipper Average) invests in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return is 24.04% for Class R. Lipper Average Closest Month-End to Inception average annual total return is 3.40% for Class R.

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 3/31/11
Pfizer, Inc., Pharmaceuticals	2.6%
Schlumberger Ltd., Energy Equipment & Services	2.5
Pinnacle Entertainment, Inc., Hotels, Restaurants & Leisure	2.2
Comcast Corp., Media	2.1
JPMorgan Chase & Co., Diversified Financial Services	2.1
Holdings reflect only long-term investments and are subject to change.

Five Largest Long-Term Industries expressed as a percentage of net assets as of 3/31/11
Media	9.1%
Oil, Gas & Consumable Fuels	8.0
Insurance	6.8
Pharmaceuticals	5.1
Food Products	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2010, at the beginning of the period, and held through the six-month period ended March 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Opportunity Fund		Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,186.40	1.16%	$6.32
	Hypothetical	$1,000.00	$1,019.15	1.16%	$5.84

Class B	Actual	$1,000.00	$1,181.70	1.86%	$10.12
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35

Class C	Actual	$1,000.00	$1,181.70	1.86%	$10.12
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35

Class R	Actual	$1,000.00	$1,185.20	1.36%	$7.41
	Hypothetical	$1,000.00	$1,018.15	1.36%	$6.84

Class Z	Actual	$1,000.00	$1,188.30	0.86%	$4.69
	Hypothetical	$1,000.00	$1,020.64	0.86%	$4.33

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.7%
COMMON STOCKS

Aerospace & Defense 3.9%
79,900	Boeing Co. (The)	$5,907,007
82,862	ITT Corp.	4,975,863
64,201	Teledyne Technologies, Inc.(a)	3,319,834

		14,202,704

Airlines 1.1%
632,097	JetBlue Airways Corp.(a)(b)	3,963,248

Auto Components 1.6%
122,064	Lear Corp.	5,965,268

Biotechnology 3.1%
96,415	Amgen, Inc.(a)	5,153,382
143,643	Gilead Sciences, Inc.(a)	6,096,209

		11,249,591

Capital Markets 4.8%
357,977	Charles Schwab Corp. (The)(b)	6,454,325
45,281	Goldman Sachs Group, Inc. (The)	7,175,680
95,065	Lazard Ltd. (Class A Stock)	3,952,803

		17,582,808

Chemicals 1.2%
63,205	Monsanto Co.	4,567,193

Commercial Banks 1.5%
176,002	Wells Fargo & Co.	5,579,263

Commercial Services & Supplies 1.0%
121,365	Republic Services, Inc.	3,645,805

Communications Equipment 1.1%
162,318	Motorola Mobility Holdings, Inc.(a)	3,960,559

Computers & Peripherals 2.9%
439,388	Dell, Inc.(a)	6,375,520
163,960	EMC Corp.(a)	4,353,138

		10,728,658

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	7

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services 4.1%
164,325	JPMorgan Chase & Co.	$7,575,383
221,389	Moody’s Corp.(b)	7,507,301

		15,082,684

Electronic Equipment & Instruments 0.6%
317,641	Flextronics International Ltd.(a)	2,372,778

Energy Equipment & Services 4.0%
96,936	Cameron International Corp.(a)	5,535,046
100,197	Schlumberger Ltd.	9,344,372

		14,879,418

Food & Staples Retailing 1.9%
134,494	Wal-Mart Stores, Inc.	7,000,413

Food Products 5.0%
83,238	Bunge Ltd.	6,020,605
156,072	ConAgra Foods, Inc.	3,706,710
180,711	Kraft Foods, Inc. (Class A Stock)	5,667,097
154,987	Tyson Foods, Inc. (Class A Stock)	2,974,200

		18,368,612

Healthcare Equipment & Supplies 1.4%
233,582	Hologic, Inc.(a)	5,185,520

Healthcare Providers & Services 2.5%
122,379	HCA Holdings, Inc.(a)	4,144,977
90,594	Quest Diagnostics, Inc.	5,229,085

		9,374,062

Hotels Restaurants & Leisure 4.6%
339,890	International Game Technology	5,516,414
590,137	Pinnacle Entertainment, Inc.(a)	8,037,666
65,431	Yum! Brands, Inc.	3,361,845

		16,915,925

Household Durables 1.1%
263,334	Ryland Group, Inc.	4,187,011

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance 6.8%
209,100	Marsh & McLennan Cos., Inc.	$6,233,271
124,904	MetLife, Inc.	5,586,956
323,156	Symetra Financial Corp.	4,394,921
78,968	Travelers Cos., Inc. (The)	4,697,017
126,097	Validus Holdings Ltd.	4,202,813

		25,114,978

Internet & Catalog Retail 0.9%
147,005	Expedia, Inc.(b)	3,331,133

Internet Software & Services 1.1%
135,257	IAC/InterActiveCorp(a)	4,178,089

IT Services 2.1%
17,639	MasterCard, Inc. (Class A Stock)	4,440,089
205,970	SAIC, Inc.(a)(b)	3,485,013

		7,925,102

Life Sciences Tools & Services 1.0%
63,899	Thermo Fisher Scientific, Inc.(a)	3,549,590

Machinery 2.9%
79,279	Dover Corp.	5,211,801
109,873	Ingersoll-Rand PLC(b)	5,307,965

		10,519,766

Media 9.1%
336,431	Comcast Corp. (Class A Stock)	7,811,928
87,705	Liberty Global, Inc. (Series C Stock)(a)(b)	3,507,323
325,770	News Corp. (Class A Stock)	5,720,521
160,779	Viacom, Inc. (Class B Stock)	7,479,439
184,694	Vivendi SA (France)	5,274,204
534,806	Warner Music Group Corp.(a)(b)	3,620,637

		33,414,052

Metals & Mining 2.6%
133,059	Goldcorp, Inc.	6,626,338
34,240	Randgold Resources Ltd. (Jersey), ADR(a)	2,791,930

		9,418,268

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	9

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 8.0%
158,635	Arch Coal, Inc.	$5,717,205
116,237	Cabot Oil & Gas Corp.	6,157,074
136,110	Consol Energy, Inc.	7,299,579
48,899	Occidental Petroleum Corp.	5,109,457
117,207	Southwestern Energy Co.(a)	5,036,385

		29,319,700

Pharmaceuticals 5.1%
151,293	Impax Laboratories, Inc.(a)(b)	3,850,407
474,735	Pfizer, Inc.	9,641,868
96,721	Watson Pharmaceuticals, Inc.(a)(b)	5,417,343

		18,909,618

Road & Rail 1.7%
79,047	CSX Corp.	6,213,094

Semiconductors & Semiconductor Equipment 3.7%
254,015	Intel Corp.	5,123,483
223,408	Marvell Technology Group Ltd.(a)	3,473,994
156,263	Xilinx, Inc.(b)	5,125,426

		13,722,903

Software 1.1%
209,647	Symantec Corp.(a)	3,886,855

Specialty Retail 1.7%
276,455	GameStop Corp. (Class A Stock)(a)(b)	6,225,767

Trading Companies & Distributors 1.5%
379,759	RSC Holdings, Inc.(a)	5,460,934

	Total long-term investments (cost $291,110,328)	356,001,369

SHORT-TERM INVESTMENT 14.1%

Affiliated Money Market Mutual Fund
51,899,539	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $51,899,539; includes $38,440,371 of cash collateral received for securities on loan)(Note 3)(c)(d)	51,899,539

	Total Investments, Before Security Sold Short 110.8% (cost $343,009,867)	407,900,908

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SECURITY SOLD SHORT (0.9)%
COMMON STOCK

Internet & Catalog Retail (0.9)%
13,410	NetFlix, Inc.(a) (proceeds $2,413,531)	$(3,182,595)

	Total Investments, Net of Security Sold Short 109.9% (cost $340,596,336; Note 5)	404,718,313
	Other liabilities in excess of other assets (9.9%)	(36,513,205)

	Net Assets 100.0%	$368,205,108

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,157,908; cash collateral of $38,440,371 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	11

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$356,001,369	$—	$—
Security Sold Short	(3,182,595)	—	—
Affiliated Money Market Mutual Fund	51,899,539	—	—

Total	$404,718,313	$—	$—

The industry classification of portfolio holdings and other liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 was as follows:

Affiliated Money Market Mutual Fund (including 10.4% of collateral received for securities on loan)	14.1%
Media	9.1
Oil, Gas & Consumable Fuels	8.0
Insurance	6.8
Pharmaceuticals	5.1
Food Products	5.0
Capital Markets	4.8
Hotels Restaurants & Leisure	4.6
Diversified Financial Services	4.1
Energy Equipment & Services	4.0
Aerospace & Defense	3.9
Semiconductors & Semiconductor Equipment	3.7
Biotechnology	3.1
Computers & Peripherals	2.9
Machinery	2.9
Metals & Mining	2.6
Healthcare Providers & Services	2.5
IT Services	2.1
Food & Staples Retailing	1.9
Road & Rail	1.7
Specialty Retail	1.7
Auto Components	1.6
Commercial Banks	1.5
Trading Companies & Distributors	1.5
Healthcare Equipment & Supplies	1.4
Chemicals	1.2
Airlines	1.1
Communications Equipment	1.1
Household Durables	1.1
Internet Software & Services	1.1
Software	1.1
Commercial Services & Supplies	1.0

See Notes to Financial Statements.

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Life Sciences Tools & Services	1.0%
Electronic Equipment & Instruments	0.6
Internet & Catalog Retail	*0.0

109.9
Other liabilities in excess of other assets	(9.9)

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	13

Statement of Assets and Liabilities

as of March 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $37,157,908:
Unaffiliated Investments (cost $291,110,328)	$356,001,369
Affiliated Investments (cost $51,899,539)	51,899,539
Cash	775,378
Foreign currency, at value (cost $12)	12
Receivable for investments sold	2,835,297
Receivable for Series shares sold	294,499
Dividends and interest receivable	261,005
Prepaid expenses	2,686

Total assets	412,069,785

Liabilities
Payable to broker for collateral for securities on loan	38,440,371
Securities sold short, at value (proceeds $2,413,531)	3,182,595
Payable for investments purchased	1,412,859
Payable for Series shares reacquired	390,410
Management fee payable	183,640
Accrued expenses and other liabilities	111,696
Distribution fee payable	100,979
Affiliated transfer agent fee payable	42,127

Total liabilities	43,864,677

Net Assets	$368,205,108

Net assets were comprised of:
Common stock, at par	$25,281
Paid-in capital in excess of par	353,565,067

353,590,348
Accumulated net investment loss	(95,950)
Accumulated net realized loss on investment and foreign currency transactions	(49,411,267)
Net unrealized appreciation on investments and foreign currencies	64,121,977

Net assets, March 31, 2011	$368,205,108

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($240,478,401 ÷ 16,359,216 shares of common stock issued and outstanding)	$14.70
Maximum sales charge (5.50% of offering price)	0.86

Maximum offering price to public	$15.56

Class B
Net asset value, offering price and redemption price per share ($15,868,235 ÷ 1,201,835 shares of common stock issued and outstanding)	$13.20

Class C
Net asset value, offering price and redemption price per share ($31,121,950 ÷ 2,357,131 shares of common stock issued and outstanding)	$13.20

Class R
Net asset value, offering price and redemption price per share ($1,263,905 ÷ 93,164 shares of common stock issued and outstanding)	$13.57

Class Z
Net asset value, offering price and redemption price per share ($79,472,617 ÷ 5,269,723 shares of common stock issued and outstanding)	$15.08

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	15

Statement of Operations

Six Months Ended March 31, 2011 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,873)	$1,986,032
Affiliated dividend income	21,431
Affiliated income from securities loaned, net	18,572

Total income	2,026,035

Expenses
Management fee	1,038,407
Distribution fee—Class A	341,994
Distribution fee—Class B	86,062
Distribution fee—Class C	147,277
Distribution fee—Class R	2,327
Transfer agent’s fees and expenses (including affiliated expense of $94,300)	284,000
Reports to shareholders	36,000
Custodian’s fees and expenses	32,000
Registration fees	31,000
Dividend expense on short positions	28,500
Legal fees and expenses	13,000
Audit fee	11,000
Directors’ fees	9,000
Insurance	4,000
Miscellaneous	8,247

Total expenses	2,072,814

Net investment loss	(46,779)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	20,342,609
Foreign currency transactions	(1,580)

20,341,029

Net change in unrealized appreciation (depreciation) on:
Investments	38,968,842
Short sales	(523,640)

38,445,202

Net gain on investments and foreign currencies	58,786,231

Net Increase In Net Assets Resulting From Operations	$58,739,452

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2011	Year Ended September 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(46,779)	$(247,502)
Net realized gain on investment and foreign currency transactions	20,341,029	36,124,570
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	38,445,202	(9,822,968)

Net increase in net assets resulting from operations	58,739,452	26,054,100

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	25,671,037	56,603,472
Net asset value of shares issued in reinvestment of dividends and distributions	—	28
Cost of shares reacquired	(36,396,784)	(68,824,059)

Net decrease in net assets from Series share transactions	(10,725,747)	(12,220,559)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	29,781

Total increase	48,013,705	13,863,322

Net Assets:
Beginning of period	320,191,403	306,328,081

End of period	$368,205,108	$320,191,403

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	17

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series: Prudential Jennison Equity Opportunity Fund (the “Series”), Prudential Jennison Growth Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Growth Allocation Fund, Prudential Moderate Allocation Fund and Prudential Conservative Allocation Fund which are non-diversified funds. These financial statements relate to Prudential Jennison Equity Opportunity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on November 7, 1996.

The Series’ investment objective is to achieve long-term growth of capital. The Series seeks to achieve its objectives by investing primarily in common stocks of established companies with growth prospects believed to be underappreciated by the market.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with The Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the

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holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Restricted Securities: The Series may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Series at the end of the fiscal period may include registration rights under which the Series may demand registration by the issuers, of which the Series may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	19

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Short Sales: The Series may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Series may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Series makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Series may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Series sold the security short, or a loss, unlimited as to dollar

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amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income, if any, semi-annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Company is treated as a separate tax paying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Series with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	21

Notes to Financial Statements

(Unaudited) continued

provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60% of the average daily net assets of the Series up to $300 million and 0.575% of the average daily net assets of the Series over $300 million. The effective management fee rate was 0.60% of the Series average daily net assets for the six months ended March 31, 2011.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B, C and R Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% for Class R shares.

PIMS has advised the Series that it received $64,871 in front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2011. From these fees PIMS paid such sales charges to affiliated brokers/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended March 31, 2011, it received $14,033 and $1,547 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc., (“PIM”), an indirect wholly-owned subsidiary of Prudential, is the Series’ security lending agent. For the six months ended March 31, 2011, PIM has been compensated approximately $5,500 for these services.

The Series invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended March 31, 2011 were $112,469,668 and $124,595,961, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of March 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$346,339,013	$68,433,174	$(6,871,279)	$61,561,895

The differences between book and tax basis are primarily attributable to deferred losses on wash sales, tax adjustments due to investments in partnership and other book-to-tax differences. The other cost basis adjustment of $(769,064) was attributable to appreciation (depreciation) of securities sold short.

For federal income tax purposes, the Series has a capital loss carryforward as of September 30, 2010 of approximately $66,406,000 of which $19,784,000 expires in 2017 and $46,622,000 expires in 2018. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	23

Notes to Financial Statements

(Unaudited) continued

such carryforwards. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Series is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Series elected to treat post-October currency losses of approximately $63,000 as having been incurred in the following fiscal year (September 30, 2011).

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.5%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A or Class C shares to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

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There are 1 billion shares of $.001 par value common stock of the Series, designated Class A, Class B, Class C, Class R and Class Z, each of which consists of 200 million authorized shares.

For the year ended September 30, 2010, the Series received $29,781 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Series’ statement of changes in net assets. The Series was not involved in the proceedings or the calculation of the payment.

Class A	Shares	Amount
Six months ended March 31, 2011:
Shares sold	1,153,581	$16,033,388
Shares reacquired	(2,006,119)	(27,657,030)

Net increase (decrease) in shares outstanding before conversion	(852,538)	(11,623,642)
Shares issued upon conversion from Class B	223,321	3,132,012
Shares reacquired upon conversion into Class Z	(3,940)	(53,185)

Net increase (decrease) in shares outstanding	(633,157)	$(8,544,815)

Year ended September 30, 2010:
Shares sold	2,444,066	$29,275,803
Shares issued in reinvestment of dividends	3	28
Shares reacquired	(4,018,423)	(47,994,582)

Net increase (decrease) in shares outstanding before conversion	(1,574,354)	(18,718,751)
Shares issued upon conversion from Class B	211,083	2,532,486

Net increase (decrease) in shares outstanding	(1,363,271)	$(16,186,265)

Class B
Six months ended March 31, 2011:
Shares sold	67,618	$843,502
Shares reacquired	(125,625)	(1,552,914)

Net increase (decrease) in shares outstanding before conversion	(58,007)	(709,412)
Shares reacquired upon conversion into Class A	(248,441)	(3,132,012)

Net increase (decrease) in shares outstanding	(306,448)	$(3,841,424)

Year ended September 30, 2010:
Shares sold	221,895	$2,425,743
Shares reacquired	(616,728)	(6,677,459)

Net increase (decrease) in shares outstanding before conversion	(394,833)	(4,251,716)
Shares reacquired upon conversion into Class A	(233,483)	(2,532,486)

Net increase (decrease) in shares outstanding	(628,316)	$(6,784,202)

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	25

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2011:
Shares sold	156,049	$1,957,453
Shares reacquired	(223,128)	(2,776,589)

Net increase (decrease) in shares outstanding before conversion	(67,079)	(819,136)
Shares reacquired upon conversion into Class Z	(2,447)	(29,736)

Net increase (decrease) in shares outstanding	(69,526)	$(848,872)

Year ended September 30, 2010:
Shares sold	364,669	$3,970,677
Shares reacquired	(415,256)	(4,488,615)

Net increase (decrease) in shares outstanding	(50,587)	$(517,938)

Class R
Six months ended March 31, 2011:
Shares sold	31,628	$408,669
Shares reacquired	(2,668)	(34,023)

Net increase (decrease) in shares outstanding	28,960	$374,646

Year ended September 30, 2010:
Shares sold	68,944	$772,834
Shares reacquired	(5,248)	(58,329)

Net increase (decrease) in shares outstanding	63,696	$714,505

Class Z
Six months ended March 31, 2011:
Shares sold	449,995	$6,428,025
Shares reacquired	(308,079)	(4,376,228)

Net increase (decrease) in shares outstanding before conversion	141,916	2,051,797
Shares issued upon conversion from Class A and C	5,995	82,921

Net increase (decrease) in shares outstanding	147,911	$2,134,718

Year ended September 30, 2010:
Shares sold	1,622,700	$20,158,415
Shares reacquired	(772,642)	(9,605,074)

Net increase (decrease) in shares outstanding	850,058	$10,553,341

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

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capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (“Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended March 31, 2011.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.39		$11.38		$11.35	$17.74	$17.38	$18.47
Income (loss) from investment operations:
Net investment income	-	(d)	-	(d)	.13	.08	.06	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.31		1.01		.06	(3.74)	2.65	1.70
Total from investment operations	2.31		1.01		.19	(3.66)	2.71	1.72
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.09)	(.07)	(.02)	(.09)
Distributions from net realized gains	-		-		-	(2.66)	(2.33)	(2.72)
Tax return of capital	-		-		(.07)	-	-	-
Total dividends and distributions	-		-		(.16)	(2.73)	(2.35)	(2.81)
Capital Contributions:	-		-	(d)	-	-	-	-
Net asset value, end of period	$14.70		$12.39		$11.38	$11.35	$17.74	$17.38
Total Return(b):	18.64%		8.88%		1.93%	(23.30)%	17.21%	10.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$240,478		$210,516		$208,977	$223,338	$324,835	$306,424
Average net assets (000)	$228,623		$212,873		$173,786	$271,189	$324,483	$314,651
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.16%	(f)	1.20%		1.26%	1.06% (e)	1.06% (e)	1.11% (e)
Expenses, excluding distribution and service (12b-1) fees	.86%	(f)	.90%		.96%	.78%	.81%	.86%
Net investment income (loss)	-%	(d)(f)	(.03)%		1.37%	.56%	.33%	.10%
For Class A, B, C, R and Z shares:
Portfolio turnover rate	34%	(g)	71%		74%	76%	77%	75%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Less than $.005.

(e) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.17		$10.33		$10.31	$16.43	$16.34	$17.56
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.08)		.07	(.02)	(.07)	(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.07		.92		.05	(3.43)	2.49	1.54
Total from investment operations	2.03		.84		.12	(3.45)	2.42	1.50
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.03)	(.01)	-	-
Distributions from net realized gains	-		-		-	(2.66)	(2.33)	(2.72)
Tax return of capital	-		-		(.07)	-	-	-
Total dividends and distributions	-		-		(.10)	(2.67)	(2.33)	(2.72)
Capital Contributions:	-		-	(d)	-	-	-	-
Net asset value, end of period	$13.20		$11.17		$10.33	$10.31	$16.43	$16.34
Total Return(b):	18.17%		8.13%		1.24%	(23.88)%	16.40%	9.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,868		$16,841		$22,077	$52,943	$124,475	$143,053
Average net assets (000)	$17,260		$19,765		$28,455	$92,183	$137,977	$161,565
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.86%	(e)	1.90%		1.96%	1.78%	1.81%	1.86%
Expenses, excluding distribution and service (12b-1) fees	.86%	(e)	.90%		.96%	.78%	.81%	.86%
Net investment income (loss)	(.70)%	(e)	(.73)%		.93%	(.18)%	(.42)%	(.26)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Less than $.005.

(e) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.17		$10.33		$10.31	$16.43	$16.34	$17.56
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.08)		.06	(.02)	(.07)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.07		.92		.06	(3.43)	2.49	1.55
Total from investment operations	2.03		.84		.12	(3.45)	2.42	1.50
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.03)	(.01)	-	-
Distributions from net realized gains	-		-		-	(2.66)	(2.33)	(2.72)
Tax return of capital	-		-		(.07)	-	-	-
Total dividends and distributions	-		-		(.10)	(2.67)	(2.33)	(2.72)
Capital Contributions:	-		-	(d)	-	-	-	-
Net asset value, end of period	$13.20		$11.17		$10.33	$10.31	$16.43	$16.34
Total Return(b):	18.17%		8.13%		1.24%	(23.88)%	16.40%	9.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,122		$27,097		$25,599	$29,011	$48,445	$50,717
Average net assets (000)	$29,536		$26,616		$21,081	$38,511	$50,851	$54,051
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.86%	(e)	1.90%		1.96%	1.78%	1.81%	1.86%
Expenses, excluding distribution and service (12b-1) fees	.86%	(e)	.90%		.96%	.78%	.81%	.86%
Net investment income (loss)	(.70)%	(e)	(.73)%		.69%	(.17)%	(.42)%	(.35)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Less than $.005.

(e) Annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$ 11.45		$10.52		$10.52	$16.67	$16.48	$17.70
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.02)		.04	.06	.02	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.13		.95		.10	(3.51)	2.50	1.51
Total from investment operations	2.12		.93		.14	(3.45)	2.52	1.55
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.07)	(.04)	-	(.05)
Distributions from net realized gains	-		-		-	(2.66)	(2.33)	(2.72)
Tax return of capital	-		-		(.07)	-	-	-
Total dividends and distributions	-		-		(.14)	(2.70)	(2.33)	(2.77)
Capital Contributions:	-		-	(e)	-	-	-	-
Net asset value, end of period	$13.57		$11.45		$10.52	$10.52	$16.67	$16.48
Total Return(b):	18.52%		8.84%		1.55%	(23.53)%	16.94%	10.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,264		$735		$5	$15	$3	$3
Average net assets (000)	$933		$202		$7	$6	$3	$3
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.36%	(f)	1.40%		1.46%	1.28%	1.31%	1.36%
Expenses, excluding distribution and service (12b-1) fees	.86%	(f)	.90%		.96%	.78%	.81%	.86%
Net investment income (loss)	(.19)%	(f)	(.20)%		.47%	.52%	.10%	.23%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Less than $.005.

(f) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Jennison Equity Opportunity Fund	31

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)		2009(a)	2008(a)	2007(a)	2006(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$ 12.69		$11.63		$11.59	$18.05	$17.65	$18.74
Income (loss) from investment operations:
Net investment income	.02		.03		.16	.12	.10	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.37		1.03		.07	(3.81)	2.71	1.66
Total from investment operations	2.39		1.06		.23	(3.69)	2.81	1.78
Less Dividends and Distributions:
Dividends from net investment income	-		-		(.12)	(.11)	(.08)	(.15)
Distributions from net realized gains	-		-		-	(2.66)	(2.33)	(2.72)
Tax return of capital	-		-		(.07)	-	-	-
Total dividends and distributions	-		-		(.19)	(2.77)	(2.41)	(2.87)
Capital Contributions:	-		-	(d)	-	-	-	-
Net asset value, end of period	$15.08		$12.69		$11.63	$11.59	$18.05	$17.65
Total Return(b):	18.83%		9.11%		2.31%	(23.06)%	17.52%	10.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$79,473		$65,002		$49,670	$47,893	$74,149	$96,626
Average net assets (000)	$72,782		$57,774		$37,242	$60,764	$79,338	$184,440
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.86%	(e)	.90%		.96%	.78%	.81%	.86%
Expenses, excluding distribution and service (12b-1) fees	.86%	(e)	.90%		.96%	.78%	.81%	.86%
Net investment income	.31%	(e)	.28%		1.67%	.84%	.58%	.69%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Series invests.

(d) Less than $.005.

(e) Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the
Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Opportunity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Equity Opportunity Fund
Share Class	A	B	C	R	Z
NASDAQ	PJIAX	PJIBX	PJGCX	PJORX	PJGZX
CUSIP	74437E503	74437E602	74437E701	74437E644	74437E800

MF172E2    0201205-00001-00

SEMIANNUAL REPORT	MARCH 31, 2011

Prudential Asset Allocation Funds

Prudential Conservative Allocation Fund

Prudential Moderate Allocation Fund

Prudential Growth Allocation Fund

Fund Type Balanced/allocation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

PRUDENTIAL ASSET ALLOCATION FUNDS

May 16, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Asset Allocation Funds

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	1

Your Fund’s Performance—Conservative Allocation Fund

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.60%; Class B, 2.30%; Class C, 2.30%; Class R, 2.05%; Class Z, 1.30%. Net operating expenses: Class A, 1.55%; Class B, 2.30%; Class C, 2.30%; Class R, 1.80%; Class Z, 1.30%, after contractual reduction through 1/31/2012. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.81% for each share class.

Cumulative Total Returns (Without Sales Charges) as of 3/31/11
	Six Months	One Year	Five Years	Since Inception
Class A	6.71%	9.65%	28.28%	47.21%
Class B	6.25	8.89	23.63	39.61
Class C	6.25	8.79	23.51	39.60
Class R	6.56	9.44	N/A	20.09
Class Z	6.81	9.97	29.96	50.08
Conservative Customized Blend Index	5.85	9.06	25.74	—
Prior Conservative Customized Blend Index	6.03	9.33	26.23	—
Russell 1000 Index	18.13	16.69	15.54	—
S&P 500 Index	17.31	15.66	13.85	—
Lipper Average	5.58	9.28	22.63	—

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Since Inception
Class A		3.62%	3.92%	4.83%
Class B		3.89	4.16	4.88
Class C		7.79	4.31	4.88
Class R		9.44	N/A	4.44
Class Z		9.97	5.38	5.97
Conservative Customized Blend Index		9.06	4.69	—
Prior Conservative Customized Blend Index		9.33	4.77	—
Russell 1000 Index		16.69	2.93	—
S&P 500 Index		15.66	2.63	—
Lipper Average		9.28	4.11	—

2	Visit our website at www.prudentialfunds.com

Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the Conservative Customized Blend Index, Prior Conservative Customized Blend Index, Russell 1000 Index, S&P 500 Index, and Lipper Mixed-Asset Target Allocation Conservative Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Conservative Customized Blend Index

The Conservative Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (24%), the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (10%), the Barclays Capital U.S. Aggregate Bond Index (29%), the BofA Merrill Lynch 1-3 Year Corporate Index (29%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%) and the Citigroup 3-Month T-Bill Index (3%). See page 5 for the definitions of each component index. The Conservative Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Conservative Customized Blend Index Closest Month-End to Inception cumulative total returns are 43.00% for Class A, Class B, Class C, and Class Z; and 16.65% for Class R. The Conservative Customized Blend Index Closest Month-End to Inception average annual total returns are 5.24% for Class A, Class B, Class C, and Class Z; and 3.69% for Class R.

Prior Conservative Customized Blend Index

The Prior Conservative Customized Blend Index is an unmanaged model portfolio consisting of the Russell 3000 Index (25%), the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (10%), the Barclays Capital U.S. Aggregate Bond Index (30%), the BofA Merrill Lynch 1-3 Year Corporate Index (30%), and the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%). Each component of the Prior Conservative Customized Blend Index is an unmanaged index generally considered as representing the performance of its asset class. The Prior Conservative Customized Blend Index is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The Prior Conservative Customized Blend Index does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes. The Prior Conservative Customized Blend Index Closest Month-End to Inception cumulative total returns are 43.71% for Class A, Class B, Class C, and Class Z; and 17.01% for Class R. The Prior

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	3

Your Fund’s Performance (continued)

Conservative Customized Blend Index Closest Month-End to Inception average annual total returns are 5.32% for Class A, Class B, Class C, and Class Z; and 3.76% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 40.26% for Class A, Class B, Class C, and Class Z; and 4.56% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 4.95% for Class A, Class B, Class C, and Class Z; and 1.06% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 35.70% for Class A, Class B, Class C, and Class Z; and 2.47% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 4.46% for Class A, Class B, Class C, and Class Z; and 0.58% for Class R.

Lipper Average

Lipper Mixed-Asset Target Allocation Conservative Funds Average maintains a mix of between 20% and 40% equity securities with the remainder in bonds, cash, and cash equivalents. Lipper Mixed-Asset Closest Month-End to Inception cumulative total returns are 34.58% for Class A, Class B, Class C, and Class Z; and 15.86% for Class R. Lipper Mixed-Asset Closest Month-End to Inception average annual total returns are 4.29% for Class A, Class B, Class C, and Class Z; and 3.47% for Class R.

Investors cannot invest directly in an index or average. The returns for the Conservative Customized Blend Index, Prior Conservative Customized Blend Index, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—Conservative Customized Blend

The Prudential Conservative Allocation Fund seeks to exceed a performance target—the Conservative Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2011 and their weightings in the Conservative Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The BofA Merrill Lynch 1-3 Year Corporate Index is an unmanaged index consisting of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Morgan Stanley Capital International Europe, Australasia, and Far East ND Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index or average.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	5

Your Fund’s Performance—Moderate Allocation Fund

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.71%; Class B, 2.41%; Class C, 2.41%; Class R, 2.16%; Class Z, 1.41%. Net operating expenses: Class A, 1.66%; Class B, 2.41%; Class C, 2.41%; Class R, 1.91%; Class Z, 1.41%, after contractual reduction through 1/31/2012. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 0.94% for each share class.

Cumulative Total Returns (Without Sales Charges) as of 3/31/11
	Six Months	One Year	Five Years	Since Inception
Class A	10.79%	12.17%	22.26%	50.24%
Class B	10.46	11.45	17.78	42.51
Class C	10.37	11.36	17.59	42.40
Class R	10.75	12.03	N/A	12.98
Class Z	11.04	12.52	23.67	52.70
Moderate Customized Blend Index	9.84	11.85	21.25	—
Prior Moderate Customized Blend Index	10.21	12.29	21.67	—
Russell 1000 Index	18.13	16.69	15.54	—
S&P 500 Index	17.31	15.66	13.85	—
Lipper Average	11.80	13.14	18.16	—

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Since Inception
Class A		6.00%	2.93%	5.13%
Class B		6.45	3.15	5.19
Class C		10.36	3.29	5.18
Class R		12.03	N/A	2.94
Class Z		12.52	4.34	6.23
Moderate Customized Blend Index		11.85	3.93	—
Prior Moderate Customized Blend Index		12.29	4.00	—
Russell 1000 Index		16.69	2.93	—
S&P 500 Index		15.66	2.63	—
Lipper Average		13.14	3.36	—

6	Visit our website at www.prudentialfunds.com

Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, Moderate Customized Blend Index, Prior Moderate Customized Blend Index, and Lipper Mixed-Asset Target Allocation Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Moderate Customized Blend Index

The Moderate Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (43%), the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (15%), the Barclays Capital U.S. Aggregate Bond Index (19%), the BofA Merrill Lynch 1-3 Year Corporate Index (14%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%) and the Citigroup 3-Month T-Bill Index (4%). See page 9 for the definitions of each component index. The Moderate Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Moderate Customized Blend Index Closest Month-End to Inception cumulative total returns are 44.84% for Class A, Class B, Class C, and Class Z; and 10.86% for Class R. The Moderate Customized Blend Index Closest Month-End to Inception average annual total returns are 5.43% for Class A, Class B, Class C, and Class Z; and 2.46% for Class R.

Prior Moderate Customized Blend Index

The Prior Moderate Customized Blend Index is an unmanaged model portfolio consisting of the Russell 3000 Index (45%), the Morgan Stanley Capital International Europe, Australasia, and Far East ND (MSCI EAFE ND) Index (15%), the Barclays Capital U.S. Aggregate Bond Index (20%), the BofA Merrill Lynch 1-3 Year Corporate Index (15%), and the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%). Each component of the Prior Moderate Customized Blend Index is an unmanaged index generally considered as representing the performance of its asset class. The Prior Moderate Customized Blend Index is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The Prior Moderate Customized Blend Index does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes. The Prior Moderate Customized Blend Index Closest Month-End to Inception cumulative total returns are 45.73% for Class A, Class B, Class C, and Class Z; and 11.10% for Class R. The Prior Moderate Customized Blend Index Closest Month-End to Inception average annual total returns are 5.53% for Class A, Class B, Class C, and Class Z; and 2.51% for Class R.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	7

Your Fund’s Performance (continued)

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 40.26% for Class A, Class B, Class C, and Class Z; and 4.56% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 4.95% for Class A, Class B, Class C, and Class Z; and 1.06% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 35.70% for Class A, Class B, Class C, and Class Z; and 2.47% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 4.46% for Class A, Class B, Class C, and Class Z; and 0.58% for Class R.

Lipper Average

The Lipper Average represents returns based on the average return of all funds in the Lipper Mixed-Asset Target Allocation Growth Funds category. Funds in the Lipper Average have a primary objective to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%. Lipper Mixed-Asset Closest Month-End to Inception cumulative total returns are 39.49% for Class A, Class B, Class C, and Class Z; and 9.23% for Class R. Lipper Mixed-Asset Closest Month-End to Inception average annual total returns are 4.83% for Class A, Class B, Class C, and Class Z; and 2.06% for Class R.

Investors cannot invest directly in an index or average. The returns for the Moderate Customized Blend Index, Prior Moderate Customized Blend Index, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—Moderate Customized Blend

The Prudential Moderate Allocation Fund seeks to exceed a performance target—the Moderate Customized Blend Index—consisting of a weighted average return of six securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2011, and their weightings in the Moderate Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The BofA Merrill Lynch 1-3 Year Corporate Index is an unmanaged index consisting of fixed-rate, coupon-bearing corporate bonds with a maturity of one to three years and a rating of BBB/Baa3 and above.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Morgan Stanley Capital International Europe, Australasia, and Far East ND Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index or average.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	9

Your Fund’s Performance—Growth Allocation Fund

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 2.03%; Class B, 2.73%; Class C, 2.73%; Class R, 2.48%; Class Z, 1.73%. Net operating expenses: Class A, 1.82%; Class B, 2.57%; Class C, 2.57%; Class R, 2.07%; Class Z, 1.57%, after contractual reduction through 1/31/2012. These figures include a weighted average of the net operating expenses of the underlying funds in which the Fund invests. Such expenses, annualized, amounted to 1.07% for each share class.

Cumulative Total Returns as of 3/31/11
	Six Months	One Year	Five Years	Since Inception
Class A	15.06%	14.76%	13.58%	49.33%
Class B	14.67	13.97	9.55	41.89
Class C	14.66	13.96	9.55	42.00
Class R	15.03	14.63	N/A	4.17
Class Z	15.23	15.13	15.04	52.01
Growth Customized Blend Index	13.61	14.20	15.46	—
Prior Growth Customized Blend Index	14.08	14.75	15.69	—
Russell 1000 Index	18.13	16.69	15.54	—
S&P 500 Index	17.31	15.66	13.85	—
Lipper Average	17.72	16.69	13.50	—

Average Annual Total Returns as of 3/31/11
		One Year	Five Years	Since Inception
Class A		8.45%	1.43%	5.04%
Class B		8.97	1.65	5.12
Class C		12.96	1.84	5.13
Class R		14.63	N/A	0.97
Class Z		15.13	2.84	6.16
Growth Customized Blend Index		14.20	2.92	—
Prior Growth Customized Blend Index		14.75	2.96	—
Russell 1000 Index		16.69	2.93	—
S&P 500 Index		15.66	2.63	—
Lipper Average		16.69	2.46	—

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Sources: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception dates: Class A, B, C, and Z, 3/30/04; Class R, 1/12/07. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, Growth Customized Blend Index, Prior Growth Customized Blend Index, and Lipper Multi-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50%, a 12b-1 fee of up to 0.30% annually, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge, but charge a 12b-1 fee of up to 0.75%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Growth Customized Blend Index

The Growth Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (58%), the Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend (MSCI EAFE ND) Index (24%), the Barclays Capital U.S. Aggregate Bond Index (8%), the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%) and the Citigroup 3-Month T-Bill Index (5%). See page 13 for the definitions of each component index. The Growth Customized Blend Index does not reflect deductions for any sales charges or operating expenses of a mutual fund. The Growth Customized Blend Index Closest Month-End to Inception cumulative total returns are 45.66% for Class A, Class B, Class C, and Class Z; and 3.86% for Class R. The Growth Customized Blend Index Closest Month-End to Inception average annual total returns are 5.52% for Class A, Class B, Class C, and Class Z; and 0.90% for Class R.

Prior Growth Customized Blend Index

The Prior Growth Customized Blend Index is an unmanaged model portfolio consisting of the Russell 3000 Index (60%), the Morgan Stanley Capital International Europe, Australasia, and Far East ND (MSCI EAFE ND) Index (25%), the Barclays Capital U.S. Aggregate Bond Index (10%), and the Standard & Poor’s (S&P) Developed BMI Property Net Index (5%). Each component of the Prior Growth Customized Blend Index is an unmanaged index generally considered as representing the performance of its asset class. The Prior Growth Customized Blend Index is intended to provide a theoretical comparison to the Fund’s performance based on the amounts allocated to each asset class. The Prior Growth Customized Blend Index does not reflect deductions for any sales charges, operating expenses of a mutual fund, or taxes. The Prior Growth Customized Blend Index Closest Month-End to Inception cumulative total returns are 46.78% for Class A, Class B, Class C, and Class Z; and 3.82% for Class R. The Prior Growth Customized Blend Index Closest Month-End to Inception average annual total returns are 5.64% for Class A, Class B, Class C, and Class Z; and 0.88% for Class R.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	11

Your Fund’s Performance (continued)

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index. Russell 1000 Index Closest Month-End to Inception cumulative total returns are 40.26% for Class A, Class B, Class C, and Class Z; and 4.56% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns are 4.95% for Class A, Class B, Class C, and Class Z; and 1.06% for Class R.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns are 35.70% for Class A, Class B, Class C, and Class Z; and 2.47% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns are 4.46% for Class A, Class B, Class C, and Class Z; and 0.58% for Class R.

Lipper Average

The Lipper Average represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index. Lipper Multi-Cap Closest Month-End to Inception cumulative total returns are 40.85% for Class A, Class B, Class C, and Class Z; and 5.53% for Class R. Lipper Multi-Cap Closest Month-End to Inception average annual total returns are 4.91% for Class A, Class B, Class C, and Class Z; and 1.17% for Class R.

Investors cannot invest directly in an index or average. The returns for the Growth Customized Blend Index, Prior Growth Customized Blend Index, Russell 1000 Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Performance Target—Growth Customized Blend

The Prudential Growth Allocation Fund seeks to exceed a performance target—the Growth Customized Blend Index—consisting of a weighted average return of five securities indexes that are generally considered representative of the asset classes in which the Fund may invest. The chart below shows both the total returns of these indexes for the six-month period ended March 31, 2011 and their weightings in the Growth Customized Blend Index. Index returns do not reflect sales charges, a mutual fund’s operating expenses, or taxes, and investors cannot invest directly in an index. The Fund seeks to exceed this target by holding positions in specific Prudential mutual funds. In response to market developments, the Fund’s investment adviser may vary its holdings in those funds (within specified ranges). Past performance is not indicative of future results.

Source: Lipper Inc.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how bond prices of short- and intermediate-term bonds have performed.

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

The Morgan Stanley Capital International Europe, Australasia, and Far East ND Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Russell 3000 Index is an unmanaged index which represents the U.S. equity market—it covers about 98% of all investable stocks in the U.S.

The Standard & Poor’s (S&P) Developed BMI Property Net Index is an unmanaged, broad market index of more than 400 companies from 21 countries, and is available for a wide range of regions (including ex-U.S.) as well as by country.

Investors cannot invest directly in an index or average.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	13

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested on October 1, 2010, at the beginning of the period, and held through the six-month period ended March 31, 2011. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Conservative Allocation Fund		Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,067.10	1.55%	$7.99
	Hypothetical	$1,000.00	$1,017.20	1.55%	$7.80

Class B	Actual	$1,000.00	$1,062.50	2.30%	$11.83
	Hypothetical	$1,000.00	$1,013.46	2.30%	$11.55

Class C	Actual	$1,000.00	$1,062.50	2.30%	$11.83
	Hypothetical	$1,000.00	$1,013.46	2.30%	$11.55

Class R	Actual	$1,000.00	$1,065.60	1.80%	$9.27
	Hypothetical	$1,000.00	$1,015.96	1.80%	$9.05

Class Z	Actual	$1,000.00	$1,068.10	1.30%	$6.70
	Hypothetical	$1,000.00	$1,018.45	1.30%	$6.54

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	15

Fees and Expenses (continued)

Prudential Moderate Allocation Fund		Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,107.90	1.66%	$8.72
	Hypothetical	$1,000.00	$1,016.65	1.66%	$8.35

Class B	Actual	$1,000.00	$1,104.60	2.41%	$12.65
	Hypothetical	$1,000.00	$1,012.91	2.41%	$12.09

Class C	Actual	$1,000.00	$1,103.70	2.41%	$12.64
	Hypothetical	$1,000.00	$1,012.91	2.41%	$12.09

Class R	Actual	$1,000.00	$1,107.50	1.91%	$10.04
	Hypothetical	$1,000.00	$1,015.41	1.91%	$9.60

Class Z	Actual	$1,000.00	$1,110.40	1.41%	$7.42
	Hypothetical	$1,000.00	$1,017.90	1.41%	$7.09

Prudential Growth Allocation Fund		Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,150.60	1.82%	$9.76
	Hypothetical	$1,000.00	$1,015.86	1.82%	$9.15

Class B	Actual	$1,000.00	$1,146.70	2.57%	$13.75
	Hypothetical	$1,000.00	$1,012.12	2.57%	$12.89

Class C	Actual	$1,000.00	$1,146.60	2.57%	$13.75
	Hypothetical	$1,000.00	$1,012.12	2.57%	$12.89

Class R	Actual	$1,000.00	$1,150.30	2.07%	$11.10
	Hypothetical	$1,000.00	$1,014.61	2.07%	$10.40

Class Z	Actual	$1,000.00	$1,152.30	1.57%	$8.42
	Hypothetical	$1,000.00	$1,017.10	1.57%	$7.90

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2011, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2011 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	332,802	$6,486,303
Prudential Government Income Fund, Inc. (Class Z)	1,674,397	15,957,003
Prudential High Yield Fund, Inc. (Class Z)	929,342	5,213,606
Prudential International Equity Fund (Class Z)	1,212,513	7,869,206
Prudential Jennison 20/20 Focus Fund (Class Q)(a)	383,368	6,662,942
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	185,275	2,793,954
Prudential Jennison Growth Fund (Class Z)(a)	145,039	2,839,867
Prudential Jennison Market Neutral Fund (Class Z)	402,055	3,932,101
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)(a)	132,494	4,050,354
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	40,763	2,555,856
Prudential Jennison Value Fund (Class Z)	422,905	6,669,206
Prudential Large-Cap Core Equity Fund (Class Z)	422,265	5,366,988
Prudential Mid-Cap Value Fund (Class Q)	176,058	2,698,968
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	3,089,448	35,466,860
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)(a)	204,136	4,092,935
Prudential Total Return Bond Fund, Inc. (Class Q)	1,209,404	16,786,531

TOTAL LONG-TERM INVESTMENTS (cost $107,187,841)		129,442,680

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,281,455; Note 3)	1,281,455	1,281,455

TOTAL INVESTMENTS(b) 100.1% (cost $108,469,296; Note 5)		130,724,135
Liabilities in excess of other assets (0.1)%		(103,620)

NET ASSETS 100.0%		$130,620,515

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	17

Prudential Conservative Allocation Fund

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$129,442,680	$—	$—
Affiliated Money Market Mutual Fund	1,281,455	—	—

Total	$130,724,135	$—	$—

See Notes to Financial Statements.

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The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Short-Term Debt	27.2%
Multi-Sector Debt	12.9
Large-Cap Core	12.2
U.S. Government Debt	12.2
International	6.0
Large/Mid-Cap Growth	5.3
Large-Cap Value	5.1
Global Real Estate	5.0
High Yield	4.0
Small-Cap Core	3.1
Multi-Cap Value	2.1
Small/Mid-Cap Value	2.1
Natural Resources	1.9

99.1
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	19

Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2011 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	401,239	$7,820,153
Prudential Government Income Fund, Inc. (Class Z)	1,050,611	10,012,321
Prudential High Yield Fund, Inc. (Class Z)	843,799	4,733,714
Prudential International Equity Fund (Class Z)	3,210,156	20,833,911
Prudential Jennison 20/20 Focus Fund (Class Q)(a)	743,759	12,926,531
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	440,631	6,644,710
Prudential Jennison Growth Fund (Class Z)(a)	256,988	5,031,822
Prudential Jennison Market Neutral Fund (Class Z)	641,829	6,277,084
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)(a)	267,612	8,180,897
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	75,455	4,731,032
Prudential Jennison Value Fund (Class Z)	716,039	11,291,929
Prudential Large-Cap Core Equity Fund (Class Z)	635,739	8,080,244
Prudential Mid-Cap Value Fund (Class Q)	427,295	6,550,425
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	1,968,951	22,603,556
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)(a)	489,673	9,817,953
Prudential Total Return Bond Fund, Inc. (Class Q)	896,783	12,447,344

TOTAL LONG-TERM INVESTMENTS (cost $121,155,418)		157,983,626

SHORT-TERM INVESTMENT 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,595,650; Note 3)	1,595,650	1,595,650

TOTAL INVESTMENTS(b) 100.1% (cost $122,751,068; Note 5)		159,579,276
Liabilities in excess of other assets (0.1)%		(111,249)

NET ASSETS 100.0%		$159,468,027

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$157,983,626	$—	$—
Affiliated Money Market Mutual Fund	1,595,650	—	—

Total	$159,579,276	$—	$—

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	21

Prudential Moderate Allocation Fund

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Large-Cap Core	17.1%
Short-Term Debt	14.2
International	13.0
Large/Mid-Cap Growth	8.3
Multi-Sector Debt	7.8
Large-Cap Value	7.1
U.S. Government Debt	6.3
Small-Cap Core	6.1
Global Real Estate	4.9
Multi-Cap Value	4.2
Small/Mid-Cap Value	4.1
High Yield	3.0
Natural Resources	3.0

99.1
Short-Term Investment	1.0
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

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Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2011 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.2%

AFFILIATED REGISTERED INVESTMENT COMPANIES
Prudential Global Real Estate Fund (Class Z)	208,219	$4,058,195
Prudential International Equity Fund (Class Z)	2,448,100	15,888,168
Prudential Jennison 20/20 Focus Fund (Class Q)(a)	482,260	8,381,672
Prudential Jennison Equity Opportunity Fund (Class Z)(a)	392,634	5,920,923
Prudential Jennison Growth Fund (Class Z)(a)	173,134	3,389,958
Prudential Jennison Market Neutral Fund (Class Z)	415,693	4,065,482
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)(a)	192,703	5,890,920
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	52,270	3,277,336
Prudential Jennison Value Fund (Class Z)	531,219	8,377,317
Prudential Large-Cap Core Equity Fund (Class Z)	394,216	5,010,490
Prudential Mid-Cap Value Fund (Class Q)	331,686	5,084,748
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)(a)	382,561	7,670,343
Prudential Total Return Bond Fund, Inc. (Class Q)	390,853	5,425,036

TOTAL LONG-TERM INVESTMENTS (cost $63,034,027)		82,440,588

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,022,019; Note 3)	1,022,019	1,022,019

TOTAL INVESTMENTS(b) 100.4% (cost $64,056,046; Note 5)		83,462,607
Liabilities in excess of other assets (0.4)%		(303,110)

NET ASSETS 100.0%		$83,159,497

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	23

Prudential Growth Allocation Fund

Portfolio of Investments

as of March 31, 2011 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Registered Investment Companies	$82,440,588	$—	$—
Affiliated Money Market Mutual Fund	1,022,019	—	—

Total	$83,462,607	$—	$—

See Notes to Financial Statements.

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The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2011 were as follows:

Large-Cap Core	21.0%
International	19.1
Large/Mid-Cap Growth	11.2
Large-Cap Value	10.1
Small-Cap Core	9.2
Multi-Cap Value	7.1
Multi-Sector Debt	6.5
Small/Mid-Cap Value	6.1
Global Real Estate	4.9
Natural Resources	4.0

99.2
Short-Term Investment	1.2
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	25

Prudential Conservative Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2011 (Unaudited)

Assets
Affiliated investments (cost $108,469,296)	$130,724,135
Receivable for investments sold	175,000
Dividends receivable	117,016
Receivable for Fund shares sold	116,626
Prepaid expenses	10

Total assets	131,132,787

Liabilities
Payable for Fund shares reacquired	307,171
Distribution fee payable	73,856
Payable for investments purchased	55,581
Accrued expenses	47,810
Management fee payable	21,743
Affiliated transfer agent fee payable	6,111

Total liabilities	512,272

Net assets	$130,620,515

Net assets were comprised of:
Common stock, at par	$10,873
Paid-in capital in excess of par	115,920,151

115,931,024
Undistributed net investment income	423,498
Accumulated net realized loss on investment transactions	(7,988,846)
Net unrealized appreciation on investments	22,254,839

Net assets, March 31, 2011	$130,620,515

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($55,107,739 ÷ 4,577,170 shares of common stock issued and outstanding)	$12.04
Maximum sales charge (5.50% of offering price)	.70

Maximum offering price to public	$12.74

Class B
Net asset value, offering price and redemption price per share ($52,597,106 ÷ 4,386,483 shares of common stock issued and outstanding)	$11.99

Class C
Net asset value, offering price and redemption price per share ($21,232,131 ÷ 1,770,212 shares of common stock issued and outstanding)	$11.99

Class R
Net asset value, offering price and redemption price per share ($70,503 ÷ 5,838 shares of common stock issued and outstanding)	$12.08

Class Z
Net asset value, offering price and redemption price per share ($1,613,036 ÷ 133,468 shares of common stock issued and outstanding)	$12.09

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	27

Prudential Moderate Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2011 (Unaudited)

Assets
Affiliated investments (cost $122,751,068)	$159,579,276
Cash	1,063
Receivable for Fund shares sold	275,808
Dividends receivable	84,341
Prepaid expenses	13

Total assets	159,940,501

Liabilities
Payable for Fund shares reacquired	237,516
Distribution fee payable	90,284
Accrued expenses	62,962
Payable for investments purchased	42,254
Management fee payable	26,851
Affiliated transfer agent fee payable	12,607

Total liabilities	472,474

Net assets	$159,468,027

Net assets were comprised of:
Common stock, at par	$12,796
Paid-in capital in excess of par	143,186,353

143,199,149
Undistributed net investment income	621,983
Accumulated net realized loss on investment transactions	(21,181,313)
Net unrealized appreciation on investments	36,828,208

Net assets, March 31, 2011	$159,468,027

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($66,853,000 ÷ 5,350,801 shares of common stock issued and outstanding) Maximum sales charge (5.50% of offering price)	$12.49 0.73

Maximum offering price to public	$13.22

Class B
Net asset value, offering price and redemption price per share ($71,322,765 ÷ 5,734,003 shares of common stock issued and outstanding)	$12.44

Class C
Net asset value, offering price and redemption price per share ($19,158,029 ÷ 1,540,761 shares of common stock issued and outstanding)	$12.43

Class R
Net asset value, offering price and redemption price per share ($2,693 ÷ 216 shares of common stock issued and outstanding)	$12.47

Class Z
Net asset value, offering price and redemption price per share ($2,131,540 ÷ 170,566 shares of common stock issued and outstanding)	$12.50

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	29

Prudential Growth Allocation Fund

Statement of Assets and Liabilities

as of March 31, 2011 (Unaudited)

Assets
Affiliated investments (cost $64,056,046)	$83,462,607
Cash	1,592
Receivable for Fund shares sold	75,950
Dividends receivable	18,735
Prepaid expenses	8

Total assets	83,558,892

Liabilities
Payable for Fund shares reacquired	257,512
Accrued expenses	60,377
Distribution fee payable	47,380
Payable for investments purchased	18,689
Affiliated transfer agent fee payable	12,124
Management fee payable	3,313

Total liabilities	399,395

Net assets	$83,159,497

Net assets were comprised of:
Common stock, at par	$6,306
Paid-in capital in excess of par	77,447,009

77,453,315
Undistributed net investment income	201,985
Accumulated net realized loss on investment transactions	(13,902,364)
Net unrealized appreciation on investments	19,406,561

Net assets, March 31, 2011	$83,159,497

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($35,038,657 ÷ 2,619,957 shares of common stock issued and outstanding)	$13.37
Maximum sales charge (5.50% of offering price)	.78

Maximum offering price to public	$14.15

Class B
Net asset value, offering price and redemption price per share ($37,205,842 ÷ 2,851,575 shares of common stock issued and outstanding)	$13.05

Class C
Net asset value, offering price and redemption price per share ($10,460,670 ÷ 800,977 shares of common stock issued and outstanding)	$13.06

Class R
Net asset value, offering price and redemption price per share ($2,510 ÷ 188.4 shares of common stock issued and outstanding)	$13.32

Class Z
Net asset value, offering price and redemption price per share ($451,818 ÷ 33,540 shares of common stock issued and outstanding)	$13.47

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	31

Prudential Conservative Allocation Fund

Statement of Operations

Six Months Ended March 31, 2011 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$1,889,285

Expenses
Management fee	120,760
Distribution fee—Class A	59,110
Distribution fee—Class B	260,366
Distribution fee—Class C	100,844
Distribution fee—Class R	105
Transfer agent’s fees and expenses (including affiliated expense of $12,600) (Note 3)	59,000
Registration fees	32,000
Custodian’s fees and expenses	31,000
Reports to shareholders	15,000
Legal fees and expenses	12,000
Audit fee	11,000
Directors’ fees	6,000
Miscellaneous	7,029

Total expenses	714,214

Net investment income	1,175,071

Net Realized And Unrealized Gain On Affiliated Investments
Net realized gain on investment transactions	487,027
Net capital gain distributions received	173,196

660,223
Net change in unrealized appreciation (depreciation) on investments	5,700,267

Net gain on investments	6,360,490

Net Increase In Net Assets Resulting From Operations	$7,535,561

See Notes to Financial Statements.

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Prudential Moderate Allocation Fund

Statement of Operations

Six Months Ended March 31, 2011 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$1,908,528

Expenses
Management fee	154,850
Distribution fee—Class A	80,662
Distribution fee—Class B	350,680
Distribution fee—Class C	90,550
Distribution fee—Class R	6
Transfer agent’s fees and expenses (including affiliated expense of $28,100) (Note 3)	86,000
Registration fees	34,000
Custodian’s fees and expenses	32,000
Reports to shareholders	15,000
Legal fees and expenses	15,000
Audit fee	11,000
Directors’ fees	7,000
Miscellaneous	5,472

Total expenses	882,220

Net investment income	1,026,308

Net Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain on investment transactions	1,019,164
Net capital gain distributions received	136,850

1,156,014
Net change in unrealized appreciation on investments	13,352,280

Net gain on investments	14,508,294

Net Increase In Net Assets Resulting From Operations	$15,534,602

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	33

Prudential Growth Allocation Fund

Statement of Operations

Six Months Ended March 31, 2011 (Unaudited)

Net Investment Income
Income
Affiliated dividend income	$668,098

Expenses
Management fee	78,735
Distribution fee—Class A	41,052
Distribution fee—Class B	180,213
Distribution fee—Class C	47,257
Distribution fee—Class R	6
Transfer agent’s fees and expenses (including affiliated expense of $23,600) (Note 3)	66,000
Custodian’s fees and expenses	31,000
Registration fees	31,000
Reports to shareholders	17,000
Audit fee	11,000
Legal fees and expenses	11,000
Directors’ fees	6,000
Miscellaneous	6,795

Total expenses	527,058
Less: Expense subsidy (Note 2)	(61,694)

Net expenses	465,364

Net investment income	202,734

Net Realized And Unrealized Gain On Affiliated Investments
Net realized gain on investment transactions	57,656
Net capital gain distributions received	58,425

116,081
Net change in unrealized appreciation on investments	10,479,983

Net gain on investments	10,596,064

Net Increase In Net Assets Resulting From Operations	$10,798,798

See Notes to Financial Statements.

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Prudential Conservative Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2011	Year Ended September 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,175,071	$1,805,080
Net realized gain on investment transactions	487,027	620,596
Net capital gain distributions received	173,196	—
Net change in unrealized appreciation on investments	5,700,267	6,461,209

Net increase in net assets resulting from operations	7,535,561	8,886,885

Dividends from net investment income (Note 1)
Class A	(512,533)	(862,233)
Class B	(392,908)	(649,604)
Class C	(150,734)	(241,956)
Class R	(256)	(337)
Class Z	(13,413)	(23,805)

	(1,069,844)	(1,777,935)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	20,625,687	43,753,778
Net asset value of shares issued in reinvestment of dividends and distributions	939,401	1,570,789
Cost of shares reacquired	(11,655,232)	(27,580,721)

Net increase in net assets from Fund share transactions	9,909,856	17,743,846

Total increase	16,375,573	24,852,796

Net Assets:
Beginning of period	114,244,942	89,392,146

End of period(a)	$130,620,515	$114,244,942

(a) Includes undistributed net investment income of:	$423,498	$318,271

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	35

Prudential Moderate Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2011	Year Ended September 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,026,308	$1,268,431
Net realized gain (loss) on investment transactions	1,019,164	(710,713)
Net capital gain distributions received	136,850	—
Net change in unrealized appreciation on investments	13,352,280	10,756,874

Net increase in net assets resulting from operations	15,534,602	11,314,592

Dividends from net investment income (Note 1)
Class A	(779,380)	(539,655)
Class B	(366,506)	(180,782)
Class C	(93,090)	(50,313)
Class R	(25)	(17)
Class Z	(28,435)	(20,517)

	(1,267,436)	(791,284)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	14,700,524	43,874,748
Net asset value of shares issued in reinvestment of dividends	1,222,913	771,494
Cost of shares reacquired	(16,891,885)	(30,004,592)

Net increase (decrease) in net assets from Fund share transactions	(968,448)	14,641,650

Total increase	13,298,718	25,164,958

Net Assets:
Beginning of period	146,169,309	121,004,351

End of period(a)	$159,468,027	$146,169,309

(a) Includes undistributed net investment income of:	$621,983	$863,111

See Notes to Financial Statements.

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Prudential Growth Allocation Fund

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2011	Year Ended September 30, 2010
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$202,734	$(20,439)
Net realized gain (loss) on investment transactions	57,656	(1,642,819)
Net capital gain distributions received	58,425	—
Net change in unrealized appreciation (depreciation) on investments	10,479,983	7,227,317

Net increase in net assets resulting from operations	10,798,798	5,564,059

Dividends from net investment income (Note 1)
Class A	—	(264,136)
Class B	—	(93,290)
Class C	—	(24,230)
Class R	—	(14)
Class Z	—	(3,909)

	—	(385,579)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,161,201	16,256,980
Net asset value of shares issued in reinvestment of dividends	—	376,289
Cost of shares reacquired	(7,183,574)	(13,882,301)

Net increase (decrease) in net assets from Fund share transactions	(22,373)	2,750,968

Total increase	10,776,425	7,929,448

Net Assets
Beginning of period	72,383,072	64,453,624

End of period(a)	$83,159,497	$72,383,072

(a) Includes undistributed net investment income of:	$201,985	$—

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	37

Notes to Financial Statements

(Unaudited)

The Prudential Investment Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on August 10, 1995 and consists of six series (“Fund” or “Funds”): Prudential Jennison Equity Opportunity Fund, Prudential Jennison Growth Fund and Prudential Asset Allocation Fund which are diversified funds and Prudential Conservative Allocation Fund (“Conservative Allocation Fund”), Prudential Moderate Allocation Fund (“Moderate Allocation Fund”) and Prudential Growth Allocation Fund (“Growth Allocation Fund”) which are non-diversified. These financial statements relate to the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund (collectively referred to as the “Allocation Funds”).

The Conservative Allocation Fund’s investment objective is current income and a reasonable level of capital appreciation. The Moderate Allocation Fund’s investment objective is capital appreciation and a reasonable level of current income. The Growth Allocation Fund’s investment objective is long-term capital appreciation. Each Allocation Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an underlying fund). Each Fund in the Allocation Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Allocation Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Allocation Funds in the preparation of their financial statements.

Securities Valuation: Investments in the underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Expenses are recorded on an accrual basis and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds.

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Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends will typically be distributed quarterly by the Conservative Allocation Fund and annually by the Moderate Allocation Fund and the Growth Allocation Fund. Each Allocation Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate taxpaying entity. It is each of the Allocation Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Allocation Funds with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Allocation Funds. In connection therewith, QMA is obligated to keep certain books and records of the Allocation Funds. PI pays for the services of QMA, the compensation of officers of the Allocation Funds, occupancy and certain clerical and bookkeeping costs of the Allocation Funds. The Allocation Funds bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .20% of each of the Allocation Funds’ daily average net assets.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	39

Notes to Financial Statements

(Unaudited) continued

The Allocation Funds have a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Allocation Funds. The Allocation Funds compensate PIMS for distributing and servicing the Allocation Funds’ Class A, B, C and R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Allocation Funds.

Pursuant to the Class A, B, C and R Plans, the Allocation Funds compensate PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares and .50% of the average daily net assets of the Class R shares.

PI has contractually agreed to limit the net annual operating expenses (exclusive of taxes, interest, brokerage commissions, non-routine expenses, distribution and service (12b-1) fees and underlying fund fees and expenses) of each class of shares of the Allocation Funds to .50% of each Allocation Funds’ average daily net assets.

PIMS has advised the Allocation Funds of its receipt of front-end sales charges resulting from sales of Class A shares during the six months ended March 31, 2011. These amounts were as follows:

Fund	Class A
Conservative Allocation Fund	$154,453
Moderate Allocation Fund	215,257
Growth Allocation Fund	87,603

From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Allocation Funds of its receipt of contingent deferred sales charges imposed upon certain redemptions by certain Class A, Class B and Class C shareholders for the six months ended March 31, 2011. These amounts were as follows:

Fund	Class B	Class C
Conservative Allocation Fund	$124,883	$1,996
Moderate Allocation Fund	148,434	2,728
Growth Allocation Fund	62,665	902

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Allocation Funds invest in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Investments in Affiliated Issuers

A summary of cost of purchases and proceeds of sales of shares of affiliated registered investment companies, other than short-term investments, for the six months ended March 31, 2011 is presented as follows:

Conservative Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Global Real Estate Fund (Class Z)	$5,647,120	$853,344	$—	$330,000	$173,344	$—	$6,486,303
Prudential Government Income Fund, Inc. (Class Z)	14,205,411	2,245,417	—	175,000	220,738	—	15,957,003

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	41

Notes to Financial Statements

(Unaudited) continued

Conservative Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential High Yield Fund, Inc. (Class Z)	$4,582,330	$569,283	$—	$75,000	$189,625	$—	$5,213,606
Prudential International Equity Fund (Class Z)	6,867,303	999,146	—	620,000	149,146	—	7,869,206
Prudential Jennison 20/20 Focus Fund (Class Q)	—	—	4,397,822	50,000	—	—	6,662,942
Prudential Jennison 20/20 Focus Fund (Class Z)	5,730,506	550,000	(4,397,822)	595,000	—	—	—
Prudential Jennison Equity Opportunity Fund (Class Z)	2,412,614	175,000	—	240,000	—	—	2,793,954
Prudential Jennison Growth Fund (Class Z)	2,412,361	225,000	—	195,000	—	—	2,839,867
Prudential Jennison Market Neutral Fund (Class Z)	3,398,755	575,000	—	25,000	—	—	3,932,101
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	—	250,000	2,314,113	125,000	—	—	4,050,354
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	3,458,144	—	(2,314,113)	200,000	—	—	—
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	—	75,000	1,192,321	110,000	—	—	2,555,856
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	2,207,659	24,173	(1,192,321)	215,000	24,173	—	—

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Conservative Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Jennison Value Fund (Class Z)	$5,731,114	$457,575	$—	$560,000	$32,575	$—	$6,669,206
Prudential Large-Cap Core Equity Fund (Class Z)	4,589,305	344,850	—	385,000	19,849	—	5,366,988
Prudential Mid-Cap Value Fund (Class Q)	—	75,000	1,463,938	30,000	—	—	2,698,968
Prudential Mid-Cap Value Fund (Class Z)	2,308,689	16,499	(1,463,938)	140,000	16,499	—	—
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	31,327,217	4,828,638	—	125,000	699,228	—	35,466,860
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	3,462,725	250,000	—	505,000	—	—	4,092,935
Prudential Total Return Bond Fund, Inc. (Class Q)	—	1,405,090	14,070,975	100,000	170,948	—	16,786,531
Prudential Total Return Bond Fund, Inc. (Class Z)	14,870,538	974,580	(14,070,975)	50,000	191,334	173,196	—

Total	$113,211,791	$14,893,595	$—	$4,850,000	$1,887,459	$173,196	$129,442,680

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	43

Notes to Financial Statements

(Unaudited) continued

Moderate Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Global Real Estate Fund (Class Z)	$7,195,317	$534,184	$—	$305,000	$224,184	$—	$7,820,153
Prudential Government Income Fund, Inc. (Class Z)	9,463,559	1,061,060	—	300,000	146,111	—	10,012,321
Prudential High Yield Fund, Inc. (Class Z)	4,393,461	356,242	—	150,000	181,052	—	4,733,714
Prudential International Equity Fund (Class Z)	19,008,462	1,643,789	—	1,550,000	418,789	—	20,833,911
Prudential Jennison 20/20 Focus Fund (Class Q)	—	—	8,804,643	100,000	—	—	12,926,531
Prudential Jennison 20/20 Focus Fund (Class Z)	11,692,967	100,000	(8,804,643)	840,000	—	—	—
Prudential Jennison Equity Opportunity Fund (Class Z)	6,006,079	—	—	465,000	—	—	6,644,710
Prudential Jennison Growth Fund (Class Z)	4,548,464	—	—	255,000	—	—	5,031,822
Prudential Jennison Market Neutral Fund (Class Z)	5,788,207	675,000	—	150,000	—	—	6,277,084
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	—	75,000	5,380,291	330,000	—	—	8,180,897
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	7,352,245	—	(5,380,291)	315,000	—	—	—

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Moderate Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, ending of period
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	$—	$100,000	$2,604,067	$410,000	$—	$—	$4,731,032
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	4,295,832	48,895	(2,604,067)	405,000	48,895	—	—
Prudential Jennison Value Fund (Class Z)	10,223,895	108,909	—	895,000	58,909	—	11,291,929
Prudential Large-Cap Core Equity Fund (Class Z)	7,303,538	32,188	—	555,000	32,189	—	8,080,244
Prudential Mid-Cap Value Fund (Class Q)	—	—	4,055,542	270,000	—	—	6,550,425
Prudential Mid-Cap Value Fund (Class Z)	5,883,913	42,362	(4,055,542)	295,000	42,362	—	—
Prudential Short-Term Corporate Bond Fund, Inc. (Class Z)	21,085,095	2,569,214	—	675,000	469,961	—	22,603,556
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	8,828,814	100,000	—	1,335,000	—	—	9,817,953
Prudential Total Return Bond Fund, Inc. (Class Q)	—	540,387	11,065,902	325,000	133,163	—	12,447,344
Prudential Total Return Bond Fund, Inc. (Class Z)	11,638,526	866,578	(11,065,902)	25,000	150,976	136,850	—

Total	$144,708,374	$8,853,808	$—	$9,950,000	$1,906,591	$136,850	$157,983,626

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	45

Notes to Financial Statements

(Unaudited) continued

Growth Allocation Fund:

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period
Prudential Global Real Estate Fund (Class Z)	$3,574,973	$332,807	$—	$50,000	$112,807	$—	$4,058,195
Prudential International Equity Fund (Class Z)	13,755,964	1,556,202	—	700,000	306,202	—	15,888,168
Prudential Jennison 20/20 Focus Fund (Class Q)	—	—	6,400,278	50,000	—	—	8,381,672
Prudential Jennison 20/20 Focus Fund (Class Z)	7,250,771	100,000	(6,400,278)	225,000	—	—	—
Prudential Jennison Equity Opportunity Fund (Class Z)	5,149,316	—	—	190,000	—	—	5,920,923
Prudential Jennison Growth Fund (Class Z)	2,982,674	—	—	80,000	—	—	3,389,958
Prudential Jennison Market Neutral Fund (Class Z)	3,573,686	640,000	—	125,000	—	—	4,065,482
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)	—	100,000	3,977,177	175,000	—	—	5,890,920
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Z)	5,103,566	—	(3,977,177)	125,000	—	—	—

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Growth Allocation Fund (cont’d.):

Affiliated Registered Investment Company	Value, beginning of period	Cost of Purchases	Exchange	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	$—	$—	$2,109,935	$150,000	$—	$—	$3,277,336
Prudential Jennison Natural Resources Fund, Inc. (Class Z)	2,868,831	31,918	(2,109,935)	220,000	31,918	—	—
Prudential Jennison Value Fund (Class Z)	7,255,536	66,865		280,000	41,865	—	8,377,317
Prudential Large-Cap Core Equity Fund (Class Z)	4,350,858	19,251		145,000	19,251	—	5,010,490
Prudential Mid-Cap Value Fund (Class Q)	—	—	3,266,247	150,000	—	—	5,084,748
Prudential Mid-Cap Value Fund (Class Z)	4,376,533	31,569	(3,266,247)	75,000	31,569	—	—
Prudential Small-Cap Core Equity Fund, Inc. (Class Z)	6,564,112	50,000		625,000	—	—	7,670,343
Prudential Total Return Bond Fund, Inc. (Class Q)	—	401,668	4,522,389	200,000	58,584	—	5,425,036
Prudential Total Return Bond Fund, Inc. (Class Z)	4,955,967	374,883	(4,522,389)	—	64,914	58,425	—

Total	$71,762,787	$3,705,163	$—	$3,565,000	$667,110	$58,425	$82,440,588

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	47

Notes to Financial Statements

(Unaudited) continued

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividends date.

The United States federal income tax basis and net unrealized appreciation of the Funds’ investments as of March 31, 2011 were as follows:

Fund	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Conservative Allocation Fund	$115,352,614	$15,438,926	$(67,405)	$15,371,521
Moderate Allocation Fund	134,891,870	24,804,144	(116,738)	24,687,406
Growth Allocation Fund	69,739,091	13,793,857	(70,341)	13,723,516

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes the following Funds elected to treat post-October losses incurred in the period November 1, 2009 to September 30, 2010 as having been incurred in the following fiscal year (September 30, 2011). Certain Funds had capital loss carryforwards as of September 30, 2010. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. The approximate amounts were as follows:

Fund	Post-October Capital Losses	Capital Loss Carryforward
Conservative Allocation Fund	$—	$1,766,000	(a)
Moderate Allocation Fund	524,000	9,673,000	(b)
Growth Allocation Fund	952,000	7,384,000	(c)

(a)	$100,000 expiring in 2017 and $1,666,000 expiring in 2018.
(b)	$645,000 expiring in 2017 and $9,028,000 expiring in 2018.
(c)	$682,000 expiring in 2017 and $6,702,000 expiring in 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization

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of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Company’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Allocation Funds’ financial statements for the current reporting period. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Company offers Class A, Class B, Class C, Class R and Class Z shares. There are 6.25 billion shares of $.001 par value of common stock of the Company authorized which are divided into six series and five classes, designated Class A, Class B, Class C, Class R and Class Z shares. Each class of par value shares represents an interest in the same assets of the Company and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class Z shares, which are not subject to any sales charges and distribution and/or services fees), which may affect performance, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) Class B shares have a conversion feature and (5) Class R and Class Z shares are offered exclusively for sale to a limited group of investors. In addition, under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Allocation Funds. As of March 31, 2011, PI owned 236, 216 and 188 shares of Class R shares of the Conservative Allocation Fund, Moderate Allocation Fund and Growth Allocation Fund, respectively.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	49

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Conservative Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2011:
Shares sold	1,021,574	$12,089,022
Shares issued in reinvestment of dividends	38,904	453,085
Shares reacquired	(367,795)	(4,327,511)

Net increase (decrease) in shares outstanding before conversion	692,683	8,214,596
Shares issued upon conversion from Class B	38,279	455,443
Shares reacquired upon conversion into Class Z	(763)	(9,184)

Net increase (decrease) in shares outstanding	730,199	$8,660,855

Year ended September 30, 2010:
Shares sold	1,655,688	$18,173,627
Shares issued in reinvestment of dividends	68,403	748,840
Shares reacquired	(1,224,436)	(13,373,139)

Net increase (decrease) in shares outstanding before conversion	499,655	5,549,328
Shares issued upon conversion from Class B	25,297	278,806

Net increase (decrease) in shares outstanding	524,952	$5,828,134

Class B
Six months ended March 31, 2011:
Shares sold	412,884	$4,826,272
Shares issued in reinvestment of dividends	31,382	364,816
Shares reacquired	(425,457)	(4,996,339)

Net increase (decrease) in shares outstanding before conversion	18,809	194,749
Shares reacquired upon conversion into Class A	(38,413)	(455,443)

Net increase (decrease) in shares outstanding	(19,604)	$(260,694)

Year ended September 30, 2010:
Shares sold	1,612,956	$17,632,200
Shares issued in reinvestment of dividends	56,814	620,884
Shares reacquired	(953,696)	(10,433,433)

Net increase (decrease) in shares outstanding before conversion	716,074	7,819,651
Shares reacquired upon conversion into Class A	(25,390)	(278,806)

Net increase (decrease) in shares outstanding	690,684	$7,540,845

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Class C	Shares	Amount
Six months ended March 31, 2011:
Shares sold	256,991	$3,013,642
Shares issued in reinvestment of dividends	9,411	109,470
Shares reacquired	(181,450)	(2,129,054)

Net increase (decrease) in shares outstanding	84,952	$994,058

Year ended September 30, 2010:
Shares sold	687,798	$7,517,620
Shares issued in reinvestment of dividends	16,316	178,405
Shares reacquired	(316,350)	(3,470,932)

Net increase (decrease) in shares outstanding	387,764	$4,225,093

Class R
Six months ended March 31, 2011:
Shares sold	3,762	$44,671
Shares issued in reinvestment of dividends	22	256
Shares reacquired	(52)	(611)

Net increase (decrease) in shares outstanding	3,732	$44,316

Year ended September 30, 2010:
Shares sold	850	$9,410
Shares issued in reinvestment of dividends	31	337
Shares reacquired	(11)	(122)

Net increase (decrease) in shares outstanding	870	$9,625

Class Z
Six months ended March 31, 2011:
Shares sold	54,628	$652,080
Shares issued in reinvestment of dividends	1,008	11,774
Shares reacquired	(17,010)	(201,717)

Net increase (decrease) in shares outstanding before conversion	38,626	462,137
Shares issued upon conversion from Class A	761	9,184

Net increase (decrease) in shares outstanding	39,387	$471,321

Year ended September 30, 2010:
Shares sold	38,540	$420,921
Shares issued in reinvestment of dividends	2,033	22,323
Shares reacquired	(27,509)	(303,095)

Net increase (decrease) in shares outstanding	13,064	$140,149

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	51

Notes to Financial Statements

(Unaudited) continued

Moderate Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2011:
Shares sold	553,528	$6,644,976
Shares issued in reinvestment of dividends	63,260	758,495
Shares reacquired	(637,465)	(7,698,811)

Net increase (decrease) in shares outstanding before conversion	(20,677)	(295,340)
Shares issued upon conversion from Class B	66,543	814,457

Net increase (decrease) in shares outstanding	45,866	$519,117

Year ended September 30, 2010:
Shares sold	1,420,619	$15,567,031
Shares issued in reinvestment of dividends	48,582	530,022
Shares reacquired	(1,277,109)	(13,952,485)

Net increase (decrease) in shares outstanding before conversion	192,092	2,144,568
Shares issued upon conversion from Class B	36,334	399,191

Net increase (decrease) in shares outstanding	228,426	$2,543,759

Class B
Six months ended March 31, 2011:
Shares sold	465,879	$5,529,565
Shares issued in reinvestment of dividends	30,278	362,130
Shares reacquired	(557,481)	(6,680,922)

Net increase (decrease) in shares outstanding before conversion	(61,324)	(789,227)
Shares reacquired upon conversion into Class A	(66,883)	(814,457)

Net increase (decrease) in shares outstanding	(128,207)	$(1,603,684)

Year ended September 30, 2010:
Shares sold	2,099,524	$22,829,434
Shares issued in reinvestment of dividends	16,424	179,023
Shares reacquired	(1,080,122)	(11,733,632)

Net increase (decrease) in shares outstanding before conversion	1,035,826	11,274,825
Shares reacquired upon conversion into Class A	(36,520)	(399,191)

Net increase (decrease) in shares outstanding	999,306	$10,875,634

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Class C	Shares	Amount
Six months ended March 31, 2011:
Shares sold	197,263	$2,375,505
Shares issued in reinvestment of dividends	6,302	75,369
Shares reacquired	(182,852)	(2,191,155)

Net increase (decrease) in shares outstanding	20,713	$259,719

Year ended September 30, 2010:
Shares sold	446,107	$4,871,695
Shares issued in reinvestment of dividends	3,926	42,749
Shares reacquired	(341,583)	(3,746,370)

Net increase (decrease) in shares outstanding	108,450	$1,168,074

Class R
Six months ended March 31, 2011:
Shares sold	—	$—
Shares issued in reinvestment of dividends	2.10	25
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	2.10	$25

Year ended September 30, 2010:
Shares sold	—	$—
Shares issued in reinvestment of dividends	1.60	17
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1.60	$17

Class Z
Six months ended March 31, 2011:
Shares sold	12,468	$150,478
Shares issued in reinvestment of dividends	2,243	26,894
Shares reacquired	(26,839)	(320,997)

Net increase (decrease) in shares outstanding	(12,128)	$(143,625)

Year ended September 30, 2010:
Shares sold	55,821	$606,588
Shares issued in reinvestment of dividends	1,804	19,683
Shares reacquired	(52,669)	(572,105)

Net increase (decrease) in shares outstanding	4,956	$54,166

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	53

Notes to Financial Statements

(Unaudited) continued

Growth Allocation Fund:

Class A	Shares	Amount
Six months ended March 31, 2011:
Shares sold	209,706	$2,634,307
Shares reacquired	(236,500)	(2,989,308)

Net increase (decrease) in shares outstanding before conversion	(26,794)	(355,001)
Shares issued upon conversion from Class B	46,498	602,647

Net increase (decrease) in shares outstanding	19,704	$247,646

Year ended September 30, 2010:
Shares sold	607,064	$6,819,192
Shares issued in reinvestment of dividends	23,100	259,648
Shares reacquired	(570,426)	(6,386,030)

Net increase (decrease) in shares outstanding before conversion	59,738	692,810
Shares issued upon conversion from Class B	42,953	477,810

Net increase (decrease) in shares outstanding	102,691	$1,170,620

Class B
Six months ended March 31, 2011:
Shares sold	228,050	$2,801,323
Shares reacquired	(259,437)	(3,223,360)

Net increase (decrease) in shares outstanding before conversion	(31,387)	(422,037)
Shares reacquired upon conversion into Class A	(47,615)	(602,647)

Net increase (decrease) in shares outstanding	(79,002)	$(1,024,684)

Year ended September 30, 2010:
Shares sold	704,541	$7,743,116
Shares issued in reinvestment of dividends	8,346	92,387
Shares reacquired	(524,718)	(5,750,302)

Net increase (decrease) in shares outstanding before conversion	188,169	2,085,201
Shares reacquired upon conversion into Class A	(43,790)	(477,810)

Net increase (decrease) in shares outstanding	144,379	$1,607,391

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Class C	Shares	Amount
Six months ended March 31, 2011:
Shares sold	133,011	$1,657,255
Shares reacquired	(77,172)	(954,741)

Net increase (decrease) in shares outstanding	55,839	$702,514

Year ended September 30, 2010:
Shares sold	150,021	$1,664,080
Shares issued in reinvestment of dividends	1,930	21,379
Shares reacquired	(146,604)	(1,599,422)

Net increase (decrease) in shares outstanding	5,347	$86,037

Class R
Six months ended March 31, 2011:
Shares sold	—	$—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Year ended September 30, 2010:
Shares sold	—	$—
Shares issued in reinvestment of dividends	1.20	14
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1.20	$14

Class Z
Six months ended March 31, 2011:
Shares sold	5,332	$68,316
Shares reacquired	(1,297)	(16,165)

Net increase (decrease) in shares outstanding	4,035	$52,151

Year ended September 30, 2010:
Shares sold	2,753	$30,592
Shares issued in reinvestment of dividends	253	2,861
Shares reacquired	(13,145)	(146,547)

Net increase (decrease) in shares outstanding	(10,139)	$(113,094)

Note 7. Borrowings

The Allocation Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (“Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15%

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	55

Notes to Financial Statements

(Unaudited) continued

of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Allocation Funds did not utilize the SCA during the period ended March 31, 2011.

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Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.41		$10.64	$10.28	$11.91	$11.21	$10.78
Income (loss) from investment operations:
Net investment income	.14		.24	.24	.27	.28	.25
Net realized and unrealized gain (loss) on investment transactions	.62		.77	.51	(1.38)	.81	.46
Total from investment operations	.76		1.01	.75	(1.11)	1.09	.71
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.24)	(.24)	(.36)	(.27)	(.24)
Distributions from net realized gains	-		-	(.15)	(.16)	(.12)	(.04)
Total dividends and distributions	(.13)		(.24)	(.39)	(.52)	(.39)	(.28)
Net asset value, end of period	$12.04		$11.41	$10.64	$10.28	$11.91	$11.21
Total Return(b):	6.71%		9.61%	8.06%	(9.75)%	9.89%	6.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,108		$43,900	$35,354	$27,730	$20,683	$11,278
Average net assets (000)	$47,418		$39,798	$26,869	$26,310	$16,051	$8,611
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.74%	(e)	.75%	.75%	.75%	.76%	.77%
Expenses, excluding distribution and service (12b-1) fees	.49%	(e)	.50%	.50%	.50%	.51%	.52%
Net investment income	2.38%	(e)	2.21%	2.62%	2.38%	2.39%	2.26%
For Class A, B, C, R and Z shares:
Portfolio turnover rate	4%	(f)	29%	69%	24%	22%	18%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .80%, .87%, 1.00%, 1.33% and 1.08% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .55%, .62%, .75%, 1.08% and .83% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income ratios would have been 2.16%, 2.50%, 2.13%, 1.82% and 1.95% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	57

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.37		$10.60	$10.25	$11.88	$11.18	$10.75
Income (loss) from investment operations:
Net investment income	.10		.16	.16	.18	.19	.16
Net realized and unrealized gain (loss) on investment transactions	.61		.77	.52	(1.37)	.81	.47
Total from investment operations	.71		.93	.68	(1.19)	1.00	.63
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.16)	(.18)	(.28)	(.18)	(.16)
Distributions from net realized gains	-		-	(.15)	(.16)	(.12)	(.04)
Total dividends and distributions	(.09)		(.16)	(.33)	(.44)	(.30)	(.20)
Net asset value, end of period	$11.99		$11.37	$10.60	$10.25	$11.88	$11.18
Total Return(b):	6.25%		8.85%	7.21%	(10.42)%	9.09%	5.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,597		$50,082	$39,398	$20,376	$13,027	$9,950
Average net assets (000)	$52,216		$45,227	$26,506	$15,543	$11,421	$9,007
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.49%	(d)	1.50%	1.50%	1.50%	1.51%	1.52%
Expenses, excluding distribution and service (12b-1) fees	.49%	(d)	.50%	.50%	.50%	.51%	.52%
Net investment income	1.65%	(d)	1.45%	1.75%	1.61%	1.67%	1.52%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.55%, 1.62%, 1.75%, 2.08% and 1.83% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .55%, .62%, .75%, 1.08% and .83% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income ratios would have been 1.40%, 1.63%, 1.36%, 1.10% and 1.21% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.37		$10.61	$10.25	$11.88	$11.18	$10.75
Income (loss) from investment operations:
Net investment income	.10		.16	.18	.18	.19	.16
Net realized and unrealized gain (loss) on investment transactions	.61		.76	.51	(1.37)	.81	.47
Total from investment operations	.71		.92	.69	(1.19)	1.00	.63
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.16)	(.18)	(.28)	(.18)	(.16)
Distributions from net realized gains	-		-	(.15)	(.16)	(.12)	(.04)
Total dividends and distributions	(.09)		(.16)	(.33)	(.44)	(.30)	(.20)
Net asset value, end of period	$11.99		$11.37	$10.61	$10.25	$11.88	$11.18
Total Return(b):	6.25%		8.75%	7.31%	(10.42)%	9.09%	5.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,232		$19,161	$13,762	$8,884	$5,779	$2,955
Average net assets (000)	$20,224		$17,097	$10,334	$7,240	$4,039	$2,093
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.49%	(d)	1.50%	1.50%	1.50%	1.51%	1.52%
Expenses, excluding distribution and service (12b-1) fees	.49%	(d)	.50%	.50%	.50%	.51%	.52%
Net investment income	1.65%	(d)	1.43%	1.88%	1.62%	1.65%	1.53%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.55%, 1.62%,1.75%, 2.08% and 1.83% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .55%, .62%, .75%, 1.08% and .83% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income ratios would have been 1.38%, 1.76%, 1.37%, 1.08% and 1.21% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006 respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	59

Prudential Conservative Allocation Fund

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,			January 12, 2007(b) through September 30,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.45		$10.68	$10.31	$11.91	$11.33
Income (loss) from investment operations:
Net investment income	.11		.21	.18	.32	.16
Net realized and unrealized gain (loss) on investment transactions	.64		.78	.56	(1.43)	.50
Total from investment operations	.75		.99	.74	(1.11)	.66
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.22)	(.22)	(.33)	(.08)
Distributions from net realized gains	-		-	(.15)	(.16)	-
Total dividends and distributions	(.12)		(.22)	(.37)	(.49)	(.08)
Net asset value, end of period	$12.08		$11.45	$10.68	$10.31	$11.91
Total Return(c):	6.56%		9.37%	7.86%	(9.75)%	5.86%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71		$24	$13	$2	$3
Average net assets (000)	$42		$19	$3	$3	$3
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.99%	(f)	1.00%	1.00%	1.00%	1.01%	(f)
Expenses, excluding distribution and service (12b-1) fees	.49%	(f)	.50%	.50%	.50%	.51%	(f)
Net investment income	1.92%	(f)	1.87%	2.17%	2.12%	1.90%	(f)

(a) Calculated based on average shares outstanding during the period.

(b) Inception date of Class R shares.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.05%, 1.12%, 1.25% and 1.58% for the years ended September 30, 2010, 2009 and 2008 and the period ended September 30, 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .55%, .62%, .75% and 1.08% for the years ended September 30, 2010, 2009 and 2008 and the period ended September 30, 2007, respectively. The net investment income ratios would have been 1.82%, 2.05%, 1.87% and 1.33% for the years ended September 30, 2010, 2009 and 2008 and the period ended September 30, 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.46		$10.68	$10.32	$11.95	$11.25	$10.80
Income (loss) from investment operations:
Net investment income	.15		.27	.27	.27	.30	.27
Net realized and unrealized gain (loss) on investment transactions	.63		.78	.51	(1.36)	.82	.49
Total from investment operations	.78		1.05	.78	(1.09)	1.12	.76
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.27)	(.27)	(.38)	(.30)	(.27)
Distributions from net realized gains	-		-	(.15)	(.16)	(.12)	(.04)
Total dividends and distributions	(.15)		(.27)	(.42)	(.54)	(.42)	(.31)
Net asset value, end of period	$12.09		$11.46	$10.68	$10.32	$11.95	$11.25
Total Return(b):	6.81%		9.93%	8.31%	(9.51)%	10.14%	7.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,613		$1,078	$865	$1,021	$337	$129
Average net assets (000)	$1,192		$1,020	$863	$579	$196	$50
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.49%	(d)	.50%	.50%	.50%	.51%	.52%
Expenses, excluding distribution and service (12b-1) fees	.49%	(d)	.50%	.50%	.50%	.51%	.52%
Net investment income	2.59%	(d)	2.44%	2.91%	2.53%	2.59%	2.60%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .55%, .62%, .75%, 1.08% and .83% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .55%, .62%, .75%, 1.08% and .83% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income ratios would have been 2.39%, 2.79%, 2.28%, 2.02% and 2.29% for the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	61

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010		2009		2008(a)	2007		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.41		$10.53		$10.64		$13.44	$12 .18		$11.34
Income (loss) from investment operations:
Net investment income	.10		.15		.17		.18	.18		.14
Net realized and unrealized gain (loss) on investment transactions	1.13		.84		.19		(2.34)	1.45		.85
Total from investment operations	1.23		.99		.36		(2.16)	1.63		.99
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.11)		(.17)		(.31)	(.21)		(.11)
Distributions from net realized gains	-		-		(.30)		(.33)	(.16)		(.04)
Total dividends and distributions	(.15)		(.11)		(.47)		(.64)	(.37)		(.15)
Net asset value, end of period	$12.49		$11.41		$10.53		$10.64	$13.44		$12.18
Total Return(b):	10.79%		9.40%		4.70%		(16.80)%	13.60%		8.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$66,853		$60,514		$53,471		$51,802	$46,978		$30,263
Average net assets (000)	$64,707		$57,241		$43,547		$52,040	$37,930		$24,284
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.72%	(f)	.75%	(e)	.75%	(e)	.75%	.76%	(e)	.76%	(e)
Expenses, excluding distribution and service (12b-1) fees	.47%	(f)	.50%	(e)	.50%	(e)	.50%	.51%	(e)	.51%	(e)
Net investment income	1.75%	(f)	1.37%	(e)	1.88%	(e)	1.49%	1.36%	(e)	1.09%	(e)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	6%	(g)	28%		71%		23%	21%		10%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .76%, .80%, .87% and .79% for the years ended September 30, 2010, 2009, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .55%, .62% and .54% for the years ended September 30, 2010, 2009, 2007 and 2006, respectively. The net investment income ratios would have been 1.36%, 1.83%, 1.25% and 1.06% for the years ended September 30, 2010, 2009, 2007 and 2006, respectively.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010		2009		2008(a)	2007		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$10.46		$10.56		$13.36	$12 .13		$11.34
Income (loss) from investment operations:
Net investment income	.06		.06		.10		.09	.09		.05
Net realized and unrealized gain (loss) on investment transactions	1.12		.83		.19		(2.33)	1.43		.85
Total from investment operations	1.18		.89		.29		(2.24)	1.52		.90
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.03)		(.09)		(.23)	(.13)		(.07)
Distributions from net realized gains	-		-		(.30)		(.33)	(.16)		(.04)
Total dividends and distributions	(.06)		(.03)		(.39)		(.56)	(.29)		(.11)
Net asset value, end of period	$12.44		$11.32		$10.46		$10.56	$13.36		$12.13
Total Return(b):	10.46%		8.56%		3.88%		(17.42)%	12.69%		8.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71,323		$66,364		$50,890		$40,355	$40,308		$31,077
Average net assets (000)	$70,329		$60,124		$37,913		$41,167	$35,794		$27,760
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.47%	(e)	1.50%	(d)	1.50%	(d)	1.50%	1.51%	(d)	1.51%	(d)
Expenses, excluding distribution and service (12b-1) fees	.47%	(e)	.50%	(d)	.50%	(d)	.50%	.51%	(d)	.51%	(d)
Net investment income	1.01%	(e)	.59%	(d)	1.07%	(d)	.77%	.64%	(d)	.35%	(d)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.51%, 1.55%, 1.62% and 1.54% for the years ended September 30, 2010, 2009, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .55%, .62% and .54% for the years ended September 2010, 2009, 2007 and 2006, respectively. The net investment income ratios would have been .58%, 1.02%, .53% and ..32% for the years ended September 30, 2010, 2009, 2007 and 2006, respectively.

(e) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	63

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010		2009		2008(a)	2007		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.32		$10.46		$10.56		$13.35	$12 .12		$11.34
Income (loss) from investment operations:
Net investment income	.06		.07		.10		.09	.09		.05
Net realized and unrealized gain (loss) on investment transactions	1.11		.82		.19		(2.32)	1.43		.84
Total from investment operations	1.17		.89		.29		(2.23)	1.52		.89
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.03)		(.09)		(.23)	(.13)		(.07)
Distributions from net realized gains	-		-		(.30)		(.33)	(.16)		(.04)
Total dividends and distributions	(.06)		(.03)		(.39)		(.56)	(.29)		(.11)
Net asset value, end of period	$12.43		$11.32		$10.46		$10.56	$13.35		$12.12
Total Return(b):	10.37%		8.56%		3.88%		(17.35)%	12.70%		7.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,158		$17,202		$14,767		$15,024	$13,690		$8,509
Average net assets (000)	$18,160		$16,324		$12,398		$15,886	$11,212		$6,768
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.47%	(e)	1.50%	(d)	1.50%	(d)	1.50%	1.51%	(d)	1.51%	(d)
Expenses, excluding distribution and service (12b-1) fees	.47%	(e)	.50%	(d)	.50%	(d)	.50%	.51%	(d)	.51%	(d)
Net investment income	.98%	(e)	.61%	(d)	1.18%	(d)	.74%	.61%	(d)	.33%	(d)

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.51%, 1.55%, 1.62% and 1.54% for the years ended September 30, 2010, 2009, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .55%, .62% and .54% for the years ended September 2010, 2009, 2007 and 2006, respectively. The net investment income ratios would have been .60%, 1.13%, .50% and .30% for the years ended September 30, 2010, 2009, 2007 and 2006, respectively.

(e) Annualized.

See Notes to Financial Statements.

64	Visit our website at www.prudentialfunds.com

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,					January 12, 2007(a) through September 30,
	2011(b)		2010		2009		2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.37		$10.50		$10.63		$13.42	$12.45
Income (loss) from investment operations:
Net investment income	.09		.13		.14		.17	.07
Net realized and unrealized gain (loss) on investment transactions	1.13		.82		.19		(2.35)	.90
Total from investment operations	1.22		.95		.33		(2.18)	.97
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.08)		(.16)		(.28)	-
Distributions from net realized gains	-		-		(.30)		(.33)	-
Total dividends and distributions	(.12)		(.08)		(.46)		(.61)	-
Net asset value, end of period	$12.47		$11.37		$10.50		$10.63	$13.42
Total Return(c):	10.75%		9.10%		4.43%		(16.93)%	7.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3		$2		$2		$2	$3
Average net assets (000)	$3		$2		$2		$2	$3
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.97%	(g)	1.00%	(f)	1.00%	(f)	1.00%	1.01%	(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.47%	(g)	.50%	(f)	.50%	(f)	.50%	.51%	(f)(g)
Net investment income	1.54%	(g)	1.17%	(f)	1.59%	(f)	1.41%	.73%	(f)(g)

(a) Inception date of Class R shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the investment companies in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.01% and 1.05% for the years ended September 30, 2010 and 2009 and 1.12% for the period ended September 30, 2007. The expense ratios excluding distribution and service (12b-1) fees would have been .51% and .55% for the years ended September 30, 2010 and 2009 and .62% for the period ended September 30, 2007. The net investment income ratios would have been 1.16% and 1.54% for the years ended September 30, 2010 and 2009 and .67% for the period ended September 30, 2007.

(g) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	65

Prudential Moderate Allocation Fund

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010		2009		2008(a)	2007		2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.42		$10.54		$10.66		$13.46	$12.19		$11.36
Income (loss) from investment operations:
Net investment income	.12		.18		.22		.20	.20		.17
Net realized and unrealized gain (loss) on investment transactions	1.13		.83		.16		(2.33)	1.46		.82
Total from investment operations	1.25		1.01		.38		(2.13)	1.66		.99
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.13)		(.20)		(.34)	(.23)		(.12)
Distributions from net realized gains	-		-		(.30)		(.33)	(.16)		(.04)
Total dividends and distributions	(.17)		(.13)		(.50)		(.67)	(.39)		(.16)
Net asset value, end of period	$12.50		$11.42		$10.54		$10.66	$13.46		$12.19
Total Return(b):	11.04%		9.63%		4.94%		(16.57)%	13.86%		8.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,131		$2,087		$1,874		$2,290	$2,108		$1,580
Average net assets (000)	$2,077		$1,879		$1,680		$2,675	$1,826		$1,268
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.47%	(e)	.50%	(d)	.50%	(d)	.50%	.51%	(d)	.51%	(d)
Expenses, excluding distribution and service (12b-1) fees	.47%	(e)	.50%	(d)	.50%	(d)	.50%	.51%	(d)	.51%	(d)
Net investment income	2.00%	(e)	1.59%	(d)	2.20%	(d)	1.62%	1.66%	(d)	1.26%	(d)

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return includes the effect of expense subsidies. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the investment companies in which the Fund invests.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .51%, .55%, .62% and .54% for the years ended September 30, 2010, 2009, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .51%, .55%, .62% and .54% for the years ended September 30, 2010, 2009, 2007 and 2006, respectively. The net investment income ratios would have been 1.58%, 2.15%, 1.55% and 1.23% for the years ended September 30, 2010, 2009, 2007 and 2006, respectively.

(e) Annualized.

See Notes to Financial Statements.

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Prudential Growth Allocation Fund

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010	2009	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.62		$10.75	$11.04	$15.08	$13.15	$11.99
Income (loss) from investment operations:
Net investment income	.06		.04	.10	.08	.03	.01
Net realized and unrealized gain (loss) on investment transactions	1.69		.93	(.15)	(3.53)	2.18	1.24
Total from investment operations	1.75		0.97	(.05)	(3.45)	2.21	1.25
Less Dividends and Distributions:
Dividends from net investment income	-		(.10)	-	(.30)	(.15)	(.08)
Distributions from net realized gains	-		-	(.24)	(.29)	(.13)	(.01)
Total dividends and distributions	-		(.10)	(.24)	(.59)	(.28)	(.09)
Net asset value, end of period	$13.37		$11.62	$10.75	$11.04	$15.08	$13.15
Total Return(b):	15.06%		9.06%	0.33%	(23.72)%	17.01%	10.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,038		$30,211	$26,846	$26,501	$26,015	$13,666
Average net assets (000)	$32,932		$29,037	$21,419	$28,816	$19,510	$10,479
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	.75%	(e)	.75%	.75%	.76%	.76%	.77%
Expenses, excluding distribution and service (12b-1) fees	.50%	(e)	.50%	.50%	.51%	.51%	.52%
Net investment income (loss)	.94%	(e)	.41%	1.15%	.60%	.22%	(.08)%
For Class A, B, C, R and Z shares:
Portfolio turnover rate	5%	(f)	24%	46%	22%	16%	8%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .91%, .97%, 1.13%, .94%, 1.23% and .96% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .66%, .72%, .88%, .69%, .98% and .71% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income/(loss) ratios would have been .78%, .19%, ..77%, .42%, (.25)% and (.27)% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. Does not include expenses of the investment companies in which the Fund invests

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	67

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,	Year Ended September 30,
	2011(a)	2010	2009	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.38	$10.54	$10.92	$14.93	$13 .05	$11.90
Income (loss) from investment operations:
Net investment income (loss)	.01	(.04)	.03	(.02)	(.07)	(.08)
Net realized and unrealized gain (loss) on investment transactions	1.66	.91	(.17)	(3.49)	2.15	1.24
Total from investment operations	1.67	.87	(.14)	(3.51)	2.08	1.16
Less Dividends and Distributions:
Dividends from net investment income	-	(.03)	-	(.21)	(.07)	-
Distributions from net realized gains	-	-	(.24)	(.29)	(.13)	(.01)
Total dividends and distributions	-	(.03)	(.24)	(.50)	(.20)	(.01)
Net asset value, end of period	$13.05	$11.38	$10.54	$10.92	$14.93	$13.05
Total Return(b):	14.67%	8.28%	(.51)%	(24.26)%	16.09%	9.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,206	$33,340	$29,371	$28,335	$29,171	$19,062
Average net assets (000)	$36,142	$32,262	$23,273	$31,100	$23,884	$16,203
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%(d)	1.50%	1.50%	1.51%	1.51%	1.52%
Expenses, excluding distribution and service (12b-1) fees	.50%(d)	.50%	.50%	.51%	.51%	.52%
Net investment income (loss)	.21%(d)	(.36)%	.38%	(.13)%	(.48)%	(.80)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.66%, 1.72%, 1.88%, 1.69%,1.98% and 1.71% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .66%, .72%, .88%, .69%, .98% and .71% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income/(loss) ratios would have been .05%, (.58)%, .00%, (.31)%, (.95)% and (.99)% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010	2009	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.39		$10.55	$10.93	$14.92	$13.04	$11.91
Income (loss) from investment operations:
Net investment income (loss)	.01		(.04)	.04	(.02)	(.07)	(.07)
Net realized and unrealized gain (loss) on investment transactions	1.66		.91	(.18)	(3.47)	2.15	1.21
Total from investment operations	1.67		.87	(.14)	(3.49)	2.08	1.14
Less Dividends and Distributions:
Dividends from net investment income	-		(.03)	-	(.21)	(.07)	-
Distributions from net realized gains	-		-	(.24)	(.29)	(.13)	(.01)
Total dividends and distributions	-		(.03)	(.24)	(.50)	(.20)	(.01)
Net asset value, end of period	$13.06		$11.39	$10.55	$10.93	$14.92	$13.04
Total Return(b):	14.66%		8.27%	(.51)%	(24.13)%	16.10%	9.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,461		$8,485	$7,806	$8,135	$8,843	$5,411
Average net assets (000)	$9,477		$8,334	$6,366	$9,082	$7,282	$3,860
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.50%	(d)	1.50%	1.50%	1.51%	1.51%	1.52%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.51%	.51%	.52%
Net investment income (loss)	.17%	(d)	(.34)%	.44%	(.11)%	(.49)%	(.83)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.66%, 1.72%, 1.88%, 1.69%,1.98% and 1.71% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .66%, .72%, .88%, .69%, .98% and .71% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income/(loss) ratios would have been .01%, (.56)%, .06%, (.29)%, (.96)% and (1.02)% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	69

Prudential Growth Allocation Fund

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended March 31,		Year Ended September 30,			January 12, 2007(a)(b) through September 30,
	2011(b)		2010	2009	2008(b)	2007
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.58		$10.72	$11.04	$15.04	$13.76
Income (loss) from investment operations:
Net investment income (loss)	.05		.02	.08	.07	(.06)
Net realized and unrealized gain (loss) on investment transactions	1.69		.91	(.16)	(3.54)	1.34
Total from investment operations	1.74		.93	(.08)	(3.47)	1.28
Less Dividends and Distributions:
Dividends from net investment income	-		(.07)	-	(.24)	-
Distributions from net realized gains	-		-	(.24)	(.29)	-
Total dividends and distributions	-		(.07)	(.24)	(.53)	-
Net asset value, end of period	$13.32		$11.58	$10.72	$11.04	$15.04
Total Return(c):	15.03%		8.73%	.05%	(23.84)%	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2		$2	$2	$2	$3
Average net assets (000)	$2		$2	$2	$2	$3
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00%	(f)	1.00%	1.00%	1.01%	1.01%	(f)
Expenses, excluding distribution and service (12b-1) fees	.50%	(f)	.50%	.50%	.51%	.51%	(f)
Net investment income (loss)	.77%	(f)	.15%	.90%	.49%	(.59)%	(f)

(a) Inception date of Class R shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been 1.16%, 1.22%, 1.38%, 1.19%, and 1.48% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008 and the period ended September 30, 2007, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .66%, .72%, ..88%, .69%, and .98% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008 and the period ended September 30, 2007, respectively. The net investment income/(loss) ratios would have been .61%, (.07)%, .52%, .31%, and (1.01)% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008 and the period ended September 2007, respectively. Does not include expenses of the investment companies in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fee to .50% of the average daily net assets of the Class R shares.

(f) Annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2011(a)		2010	2009	2008(a)	2007(a)	2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.69		$10.81	$11.08	$15.11	$13.18	$12.02
Income (loss) from investment operations:
Net investment income	.07		.15	.12	.12	.10	.02
Net realized and unrealized gain (loss) on investment transactions	1.71		.85	(.15)	(3.53)	2.14	1.27
Total from investment operations	1.78		1.00	(.03)	(3.41)	2.24	1.29
Less Dividends and Distributions:
Dividends from net investment income	-		(.12)	-	(.33)	(.18)	(.12)
Distributions from net realized gains	-		-	(.24)	(.29)	(.13)	(.01)
Total dividends and distributions	-		(.12)	(.24)	(.62)	(.31)	(.13)
Net asset value, end of period	$13.47		$11.69	$10.81	$11.08	$15.11	$13.18
Total Return(b):	15.23%		9.33%	.51%	(23.44)%	17.23%	10.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$452		$345	$429	$438	$420	$560
Average net assets (000)	$398		$361	$333	$426	$500	$662
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.51%	.51%	.52%
Expenses, excluding distribution and service (12b-1) fees	.50%	(d)	.50%	.50%	.51%	.51%	.52%
Net investment income	1.07%	(d)	.87%	1.41%	.88%	.67%	.07%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios including distribution and service (12b-1) fees would have been .66%, .72%, .88%, .69%,.98% and .71% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The expense ratios excluding distribution and service (12b-1) fees would have been .66%, .72%, .88%, .69%, .98% and .71% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. The net investment income/(loss) ratios would have been .91%, .65%, 1.03%, .70%, .19% and (.12)% for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007 and 2006, respectively. Does not include expenses of the investment companies in which the Fund invests.

(d) Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios, Inc./Prudential Asset Allocation Funds	71

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Funds has delegated to each Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Asset Allocation Funds, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Prudential Investment Portfolios, Inc. name. Each Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. Each Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Asset Allocation Funds
	Class A		Class B		Class C		Class R		Class Z
	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP	NASDAQ	CUSIP
Conservative Allocation	JDUAX	74437E750	JDABX	74437E743	JDACX	74437E735	JDARX	74437E628	JDAZX	74437E784
Moderate Allocation	JDTAX	74437E727	JDMBX	74437E719	JDMCX	74437E693	JMARX	74437E610	JDMZX	74437E776
Growth Allocation	JDAAX	74437E685	JDGBX	74437E677	JDGCX	74437E669	JGARX	74437E594	JDGZX	74437E768

MF194E2    0201203-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Investment Portfolios, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	May 23, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 23, 2011